UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (99.18%)
Consumer Discretionary (15.78%)
Advance Auto Parts Inc.	3,100	$121,768
Amazon.com Inc. (a)	3,200	298,752
Apollo Group Inc. Class A (a)	1,400	103,138
AutoZone Inc. (a)	800	116,976
Comcast Corp. Class A	26,200	442,518
DIRECTV Group Inc., The (a)	11,700	322,686
Discovery Communications Inc. Class A (a)	7,100	205,119
Dollar Tree Inc. (a)	3,100	150,908
Expedia Inc. (a)	9,000	215,550
Family Dollar Stores Inc.	4,500	118,800
GAP Inc., The	13,500	288,900
ITT Educational Services Inc. (a)	1,400	154,574
McDonald’s Corp.	4,200	239,694
NIKE Inc. Class B	7,900	511,130
O’Reilly Automotive Inc. (a)	3,400	122,876
Priceline.com Inc. (a)	1,600	265,312
Ross Stores Inc.	4,500	214,965
Thomson Reuters Corp.	3,900	130,923
TJX Companies Inc.	6,900	256,335
Walt Disney Co., The	6,500	178,490
Yum! Brands Inc.	5,600	189,056

		4,648,470

Consumer Staples (5.95%)
Coca-Cola Co., The	2,600	139,620
Coca-Cola Enterprises Inc.	6,900	147,729
CVS Caremark Corp.	14,600	521,804
Kraft Foods Inc. Class A	5,000	131,350
PepsiCo Inc.	2,200	129,052
Philip Morris International Inc.	7,600	370,424
Sysco Corp.	7,400	183,890
Wal-Mart Stores Inc.	2,600	127,634

		1,751,503

Energy (11.77%)
Anadarko Petroleum Corp.	5,900	370,107
Apache Corp.	4,100	376,503
Cameron International Corp. (a)	4,300	162,626
Chevron Corp.	6,300	443,709
ConocoPhillips	4,100	185,156
Devon Energy Corp.	2,300	154,859
Diamond Offshore Drilling Inc.	2,600	248,352
Exxon Mobil Corp.	8,300	569,463
National-Oilwell Varco Inc. (a)	2,500	107,825
Occidental Petroleum Corp.	4,900	384,160
Southwestern Energy Co. (a)	5,700	243,276
Transocean Ltd. (a)	2,600	222,378

		3,468,414

Financials (11.25%)
ACE Ltd. (a)	7,400	395,604
Ameriprise Financial Inc.	1,400	50,862
Aon Corp.	3,500	142,415
Bank of America Corp.	11,000	186,120
BB&T Corp.	3,600	98,064

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BlackRock Inc.	900	$195,138
Charles Schwab Corp.	6,400	122,560
Franklin Resources Inc.	1,500	150,900
Hudson City Bancorp Inc.	18,300	240,645
JPMorgan Chase & Co.	10,300	451,346
MetLife Inc.	4,700	178,929
New York Community Bancorp Inc.	10,400	118,768
State Street Corp.	2,300	120,980
Travelers Companies Inc.	7,400	364,302
Wells Fargo & Co.	17,700	498,786

		3,315,419

Health Care (15.50%)
Allergan Inc.	2,800	158,928
Amgen Inc. (a)	3,800	228,874
Baxter International Inc.	2,200	125,422
Becton Dickinson & Co.	2,600	181,350
Biogen Idec Inc. (a)	3,700	186,924
Bristol-Myers Squibb Co.	20,500	461,660
Cerner Corp. (a)	2,900	216,920
Covidien Plc	4,500	194,670
CR Bard Inc.	1,600	125,776
Express Scripts Inc. (a)	3,800	294,804
Gilead Sciences Inc. (a)	4,700	218,926
Intuitive Surgical Inc. (a)	900	236,025
Johnson & Johnson	10,400	633,256
Life Technologies Corp. (a)	3,100	144,305
Medtronic Inc.	2,900	106,720
Merck & Co. Inc.	5,800	183,454
Mylan Inc. (a)	8,800	140,888
Myriad Genetics Inc. (a)	3,800	104,120
Myriad Pharmaceuticals Inc. (a)	950	5,567
Pfizer Inc.	20,100	332,655
St. Jude Medical Inc. (a)	3,600	140,436
Stryker Corp.	3,200	145,376

		4,567,056

Industrials (10.31%)
3M Co.	1,700	125,460
Burlington Northern Santa Fe Corp.	1,400	111,762
CH Robinson Worldwide Inc.	2,300	132,825
CSX Corp.	2,500	104,650
Cummins Inc.	4,000	179,240
Deere & Co.	8,700	373,404
FedEx Corp.	2,400	180,528
First Solar Inc. (a)	1,600	244,576
General Electric Co.	11,000	180,620
Honeywell International Inc.	5,000	185,750
ITT Corp.	2,900	151,235
Raytheon Co.	3,200	153,504
Union Pacific Corp.	8,200	478,470
United Technologies Corp.	4,800	292,464
WW Grainger Inc.	1,600	142,976

		3,037,464

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (21.13%)
Amphenol Corp. Class A	3,900	$146,952
Apple Inc. (a)	2,200	407,814
CA Inc.	15,400	338,646
Cisco Systems Inc. (a)	23,100	543,774
Cognizant Technology Solutions Corp. Class A (a)	4,600	177,836
Corning Inc.	24,700	378,157
eBay Inc. (a)	15,200	358,872
EMC Corp. (a)	24,000	408,960
Equinix Inc. (a)	1,100	101,200
Google Inc. Class A (a)	650	322,303
Hewlett-Packard Co.	3,800	179,398
Intel Corp.	17,500	342,475
International Business Machines Corp.	4,800	574,128
Intuit Inc. (a)	7,100	202,350
Juniper Networks Inc. (a)	6,900	186,438
MasterCard Inc. Class A	2,100	424,515
Microsoft Corp.	13,700	354,693
Oracle Corp.	19,700	410,548
Visa Inc. Class A Shares	2,100	145,131
Western Digital Corp. (a)	6,000	219,180

		6,223,370

Materials (2.97%)
E.I. du Pont de Nemours & Co.	9,300	298,902
Ecolab Inc.	1,600	73,968
Nucor Corp.	4,000	188,040
Potash Corporation of Saskatchewan Inc.	1,400	126,476
Praxair Inc.	2,300	187,887

		875,273

Telecommunication Services (1.99%)
AT&T Inc.	21,700	586,117

		586,117

Utilities (2.53%)
Exelon Corp.	3,700	183,594
FPL Group Inc.	6,800	375,564
PG&E Corp.	4,600	186,254

		745,412

Total Common Stocks
(cost $28,808,795)		29,218,498

	Shares	Value
Short-term Investments (1.18%)
JPMorgan U.S. Government Money Market Fund	348,514	$348,514

Total Short-term Investments
(cost $348,514)		348,514

TOTAL INVESTMENTS (100.36%)
(cost $29,157,309)		29,567,012
LIABILITIES, NET OF OTHER ASSETS (-0.36%)		(106,757)

NET ASSETS (100.00%)		$29,460,255

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (99.46%)
Consumer Discretionary (17.25%)
American Eagle Outfitters Inc.	3,420	$57,661
Bally Technologies Inc. (a)	2,645	101,489
Belo Corp. Class A	46,600	252,106
Best Buy Company Inc.	2,610	97,927
Big Lots Inc. (a)	6,230	155,875
Bob Evans Farms Inc.	7,100	206,326
BorgWarner Inc.	2,450	74,137
Carnival Corp.	2,670	88,858
Carrols Restaurant Group Inc. (a)	18,500	139,860
Coach Inc.	4,330	142,544
Coldwater Creek Inc. (a)	18,300	150,060
Discovery Communications Inc. Class A (a)	4,450	128,561
DreamWorks Animation SKG Inc. Class A (a)	3,120	110,978
Fossil Inc. (a)	2,760	78,522
Fred’s Inc. Class A	9,100	115,843
Gannett Co. Inc.	14,190	177,517
GAP Inc., The	4,570	97,798
Guess? Inc.	3,100	114,824
Hawk Corp. Class A (a)	4,424	60,697
Jarden Corp.	5,450	152,982
Kirkland’s Inc. (a)	23,700	337,725
La-Z-Boy Inc.	16,100	139,265
Leggett & Platt Inc.	4,030	78,182
LKQ Corp. (a)	3,675	68,134
Macy’s Inc.	7,860	143,759
Mediacom Communications Corp. Class A (a)	23,700	136,512
Newell Rubbermaid Inc.	9,700	152,193
Nordstrom Inc.	4,880	149,035
O’Reilly Automotive Inc. (a)	1,950	70,473
Pep Boys-Manny, Moe & Jack, The	31,600	308,732
Polaris Industries Inc.	3,800	154,964
Priceline.com Inc. (a)	710	117,732
Starbucks Corp. (a)	3,055	63,086
Stein Mart Inc. (a)	23,800	302,498
Tractor Supply Co. (a)	2,360	114,271
UniFirst Corp.	4,600	204,470
Urban Outfitters Inc. (a)	4,510	136,067
Warnaco Group Inc. (a)	1,860	81,580

		5,263,243

Consumer Staples (2.92%)
Avon Products Inc.	3,245	110,200
Casey’s General Stores Inc.	3,300	103,554
Central Garden & Pet Co. (a)	22,000	258,500
Church & Dwight Co. Inc.	2,100	119,154
J.M. Smucker Co.	2,985	158,235
Seneca Foods Corp. Class A (a)	5,200	142,480

		892,123

Energy (11.70%)
Atwood Oceanics Inc. (a)	6,200	218,674
Cameron International Corp. (a)	3,160	119,511
Concho Resources Inc. (a)	9,645	350,306

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Dresser-Rand Group Inc. (a)	7,060	$219,354
EXCO Resources Inc. (a)	4,980	93,076
Forest Oil Corp. (a)	7,840	153,429
General Maritime Corp.	6,500	50,310
Geokinetics Inc. (a)	6,000	127,200
GulfMark Offshore Inc. (a)	4,600	150,604
Hornbeck Offshore Services Inc. (a)	4,500	124,020
Mariner Energy Inc. (a)	4,310	61,116
Mitcham Industries Inc. (a)	31,400	194,680
Natural Gas Services Group (a)	11,600	204,392
Newfield Exploration Co. (a)	1,240	52,774
Oceaneering International Inc. (a)	1,080	61,290
Rosetta Resources Inc. (a)	27,600	405,444
Southwestern Energy Co. (a)	3,240	138,283
Tidewater Inc.	3,000	141,270
Transocean Ltd. (a)	4,090	349,818
Vanguard Natural Resources LLC	12,200	200,568
World Fuel Services Corp.	3,200	153,824

		3,569,943

Financials (18.37%)
ACE Ltd. (a)	2,770	148,084
Affiliated Managers Group Inc. (a)	4,220	274,342
American Financial Group Inc.	4,200	107,100
American Physicians Capital Inc.	6,800	195,908
Amerisafe Inc. (a)	18,500	319,125
AmTrust Financial Services Inc.	11,300	128,933
BioMed Realty Trust Inc.	10,930	150,834
Century Bancorp Inc. Class A	900	19,530
Charles Schwab Corp.	3,980	76,217
Digital Realty Trust Inc.	10,475	478,812
Evercore Partners Inc. Class A	6,300	184,086
First Niagara Financial Group Inc.	4,780	58,937
First Potomac Realty Trust	6,600	76,296
Franklin Resources Inc.	1,680	169,008
Horace Mann Educators Corp.	13,000	181,610
Infinity Property & Casualty Corp.	3,400	144,432
Invesco Ltd.	5,320	121,083
Kilroy Realty Corp.	3,200	88,768
Knight Capital Group Inc. Class A (a)	11,300	245,775
Mack-Cali Realty Corp.	2,700	87,291
Marsh & McLennan Companies Inc.	2,040	50,449
Meadowbrook Insurance Group Inc.	15,900	117,660
Medallion Financial Corp.	4,016	33,574
MSCI Inc. Class A (a)	3,340	98,931
National Interstate Corp.	4,289	75,058
Nelnet Inc. Class A (a)	11,300	140,572
Northern Trust Corp.	520	30,243
One Liberty Properties Inc.	20,020	180,180
Prospect Capital Corp.	10,600	113,526
Radian Group Inc.	12,900	136,482
Raymond James Financial Inc.	3,970	92,422
SEI Investments Co.	3,960	77,933
Signature Bank (a)	4,470	129,630
State Street Corp.	3,310	174,106
TD Ameritrade Holding Corp. (a)	6,870	134,789

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Tower Group Inc.	5,300	$129,267
Triangle Capital Corp.	13,300	164,122
Unitrin Inc.	7,300	142,277
Weingarten Realty Investors	9,021	179,698
World Acceptance Corp. (a)	5,800	146,218

		5,603,308

Health Care (9.98%)
Alexion Pharmaceuticals Inc. (a)	1,410	62,801
Allergan Inc.	1,795	101,884
Allion Healthcare Inc. (a)	7,500	43,875
Allscripts-Misys Healthcare Solutions Inc.	5,180	104,999
BioScrip Inc. (a)	20,600	139,256
Celgene Corp. (a)	1,800	100,620
Cephalon Inc. (a)	2,070	120,557
Community Health Systems Inc. (a)	1,750	55,878
Covance Inc. (a)	1,590	86,098
Cyberonics Inc. (a)	10,000	159,400
Emergency Medical Services Corp. Class A (a)	3,800	176,700
ev3 Inc. (a)	23,100	284,361
Express Scripts Inc. (a)	1,700	131,886
Gentiva Health Services Inc. (a)	4,200	105,042
Healthspring Inc. (a)	12,700	155,575
Hologic Inc. (a)	3,989	65,180
Immucor Inc. (a)	5,185	91,774
Inverness Medical Innovations Inc. (a)	3,040	117,739
Life Technologies Corp. (a)	4,450	207,148
Mettler-Toledo International Inc. (a)	820	74,284
Mylan Inc. (a)	6,920	110,789
Providence Service Corp. (a)	1,710	19,939
Psychiatric Solutions Inc. (a)	2,405	64,358
QIAGEN NV (a)	6,850	145,768
RehabCare Group Inc. (a)	5,700	123,633
ResMed Inc. (a)	1,180	53,336
St. Jude Medical Inc. (a)	1,780	69,438
United Therapeutics Corp. (a)	1,500	73,485

		3,045,803

Industrials (12.02%)
AMETEK Inc.	5,575	194,623
Chart Industries Inc. (a)	17,100	369,189
Con-way Inc.	3,080	118,026
Copart Inc. (a)	3,175	105,442
CSX Corp.	3,510	146,929
Cummins Inc.	3,630	162,660
EMCOR Group Inc. (a)	6,100	154,452
Expeditors International of Washington Inc.	2,580	90,687
Flowserve Corp.	1,780	175,401
FTI Consulting Inc. (a)	4,930	210,067
General Cable Corp. (a)	1,870	73,211
Hawaiian Holdings Inc. (a)	22,300	184,198
International Shipholding Corp.	4,800	147,888
Iron Mountain Inc. (a)	6,070	161,826

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Kirby Corp. (a)	760	$27,983
Oshkosh Corp.	2,500	77,325
Pike Electric Corp. (a)	13,200	158,136
Polypore International Inc. (a)	16,600	214,306
Precision Castparts Corp.	1,165	118,679
Republic Airways Holdings Inc. (a)	13,600	126,888
RR Donnelley & Sons Co.	9,700	206,222
Tutor Perini Corp. (a)	5,400	115,020
Valmont Industries Inc.	2,140	182,285
VSE Corp.	3,700	144,337

		3,665,780

Information Technology (14.94%)
Activision Blizzard Inc. (a)	8,535	105,749
Acxiom Corp. (a)	8,000	75,680
Alliance Data Systems Corp. (a)	5,080	310,286
Amphenol Corp. Class A	2,285	86,099
ANSYS Inc. (a)	1,785	66,884
Broadcom Corp. Class A (a)	6,115	187,669
Brocade Communications Systems Inc. (a)	12,250	96,285
Check Point Software Technologies Ltd. (a)	4,255	120,629
Citrix Systems Inc. (a)	3,650	143,190
Cognizant Technology Solutions Corp. Class A (a)	3,540	136,856
CSG Systems International Inc. (a)	7,600	121,676
EarthLink Inc.	21,800	183,338
F5 Networks Inc. (a)	2,500	99,075
GSI Technology Inc. (a)	29,400	117,306
Hewitt Associates Inc. Class A (a)	4,395	160,110
Intersil Corp.	6,165	94,386
Juniper Networks Inc. (a)	2,090	56,472
Marchex Inc. Class B	27,400	134,534
Marvell Technology Group Ltd. (a)	6,785	109,849
MasterCard Inc. Class A	250	50,538
Mercury Computer Systems Inc. (a)	14,000	138,040
MICROS Systems Inc. (a)	3,520	106,269
Multi-Fineline Electronix Inc. (a)	8,200	235,422
NetApp Inc. (a)	3,050	81,374
Nuance Communications Inc. (a)	13,520	202,259
NVIDIA Corp. (a)	5,310	79,809
Silicon Laboratories Inc. (a)	3,245	150,438
SYNNEX Corp. (a)	9,500	289,560
Tech Data Corp. (a)	7,900	328,719
Trimble Navigation Ltd. (a)	3,030	72,447
United Online Inc.	19,001	152,768
UTStarcom Inc. (a)	58,800	122,892
Wright Express Corp. (a)	4,800	141,648

		4,558,256

Materials (9.22%)
Airgas Inc.	4,230	204,605
AK Steel Holding Corp.	5,060	99,834
Albemarle Corp.	2,800	96,880
Bway Holding Co. (a)	13,400	248,034

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (cont.)
Cliffs Natural Resources Inc.	4,200	$135,912
Crown Holdings Inc. (a)	8,430	229,296
Greif Inc.	7,000	385,350
Innophos Holdings Inc.	7,900	146,150
LSB Industries Inc. (a)	9,100	141,687
Rock-Tenn Co. Class A	7,000	329,770
Scotts Miracle-Gro Co. Class A, The	2,990	128,420
Silver Wheaton Corp. (a)	12,550	158,004
Temple-Inland Inc.	10,300	169,126
Thompson Creek Metals Company Inc. (a)	8,350	100,784
US Gold Corp. (a)	27,200	78,608
Valspar Corp.	5,850	160,934

		2,813,394

Telecommunication Services (0.46%)
American Tower Corp. Class A (a)	3,820	139,048

		139,048

Utilities (2.60%)
AES Corp., The (a)	22,480	333,154
Aqua America Inc.	8,550	150,822
ITC Holdings Corp.	1,795	81,583
Nicor Inc.	2,000	73,180
NorthWestern Corp.	6,300	153,909

		792,648

Total Common Stocks
(cost $26,894,392)		30,343,546

Short-term Investments (0.60%)
JPMorgan U.S. Government Money Market Fund	184,985	184,985

Total Short-term Investments
(cost $184,985)		184,985

TOTAL INVESTMENTS (100.06%)
(cost $27,079,377)		30,528,531
LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(19,646)

NET ASSETS (100.00%)		$30,508,885

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (a) (91.30%)
Australia (2.09%)
BHP Billiton PLC	12,700	$347,807
CSL Ltd.	11,966	352,626

		700,433

Austria (0.37%)
Erste Group Bank AG	2,742	123,287

Belgium (1.73%)
Anheuser-Busch InBev NV	12,679	581,559

Brazil (5.55%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,700	100,183
Gafisa SA	13,600	204,814
Itau Unibanco Banco Multiplo SA ADR	34,430	693,764
OGX Petroleo e Gas Participacoes SA	100	76,484
Petroleo Brasileiro SA ADR	9,592	440,273
Redecard SA	3,563	54,805
Vale SA Sponsored ADR	12,700	293,751

		1,864,074

Canada (0.67%)
Cameco Corp.	8,051	223,818

China (3.59%)
Baidu Inc. Sponsored ADR (b)	319	124,745
China Life Insurance Co. Ltd. H	51,000	222,495
China Mobile Ltd.	18,000	176,296
China Petroleum and Chemical Corp. (Sinopec) H	218,000	185,078
CNOOC Ltd.	116,000	156,390
Ctrip.com International Ltd. ADR (b)	2,000	117,580
Longtop Financial Technologies Ltd. Sponsored ADR (b)	3,000	85,380
PetroChina Company Ltd. H	50,000	56,816
Tencent Holdings Ltd.	5,000	80,634

		1,205,414

Denmark (4.08%)
A P Moller-Maersk A/S Class B	25	173,099
Novo Nordisk A/S Class B	7,000	440,258
Novozymes A/S B Shares	880	83,177
Vestas Wind Systems A/S (b)	9,252	674,405

		1,370,939

France (12.02%)
Accor SA	5,471	305,363
Alstom SA	3,760	275,351
AXA	11,753	319,034
BNP Paribas	9,472	760,147
BNP Paribas Rights (b)	9,472	20,514
Compagnie de Saint-Gobain	6,800	355,331
Compagnie Generale des Etablissements Michelin Class B	3,266	257,182
Groupe DANONE	2,802	169,493
JC Decaux SA (b)	6,500	140,724

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
L’Oreal SA	2,200	$219,112
Pernod Ricard SA	3,823	304,723
Schneider Electric SA	3,344	340,236
Total SA	4,200	249,646
Veolia Environnement	8,299	319,124

		4,035,980

Germany (4.99%)
BASF SE	2,287	121,085
Daimler AG Registered Shares	10,857	544,673
Hochtief AG	1,647	125,035
Infineon Technologies AG (b)	30,393	170,822
Linde AG	3,400	368,198
Metro AG	3,038	171,563
ThyssenKrupp AG	5,117	175,003

		1,676,379

Hong Kong (3.17%)
Cathay Pacific Airways Ltd. (b)	15,000	23,636
Cheung Kong Holdings Ltd.	48,000	606,833
Esprit Holdings Ltd.	32,300	216,428
Hang Lung Properties Ltd.	18,000	65,902
Noble Group Ltd.	54,000	93,138
Sun Hung Kai Properties Ltd.	4,000	58,857

		1,064,794

India (1.28%)
ICICI Bank Ltd. Sponsored ADR	8,540	329,302
Reliance Industries Ltd. Sponsored GDR (b) (c)	1,100	101,310

		430,612

Ireland (0.25%)
CRH PLC	3,045	84,314

Israel (0.69%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	4,606	232,879

Italy (0.52%)
Eni SpA	7,000	174,922

Japan (7.17%)
Daikin Industries Ltd.	4,600	164,794
Daiwa Securities Group Inc.	56,000	287,688
FamilyMart Co. Ltd.	2,700	86,816
Fanuc Ltd.	3,800	339,381
Honda Motor Co. Ltd.	11,000	334,067
Japan Tobacco Inc.	89	304,284
Marubeni Corp.	73,000	366,644
Mizuho Financial Group Inc.	214,400	422,265
SUMCO Corp.	4,400	99,622

		2,405,561

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (1.29%)
Genting Berhad	98,400	$194,448
Sime Darby Berhad	98,000	240,112

		434,560

Mexico (1.36%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	35,289	455,934

Netherlands (1.35%)
ASML Holding NV - NY Reg.	8,176	241,285
Royal Dutch Shell PLC Class A	7,407	212,128

		453,413

Norway (0.54%)
StatoilHydro ASA	8,050	181,744

Singapore (2.97%)
Capitaland Ltd.	110,500	289,740
DBS Group Holdings Ltd.	25,176	236,310
Keppel Corp. Ltd.	38,000	217,125
Singapore Airlines Ltd.	9,000	87,783
United Overseas Bank Ltd.	14,000	166,035

		996,993

South Africa (0.63%)
AngloGold Ashanti Ltd. Sponsored ADR	4,400	179,344
Sasol Ltd.	860	32,582

		211,926

Spain (3.78%)
Banco Bilbao Vizcaya Argentaria SA	19,862	353,830
Gamesa Corp Tecnologica SA	13,429	302,158
Telefonica SA	22,111	611,744

		1,267,732

Sweden (2.01%)
Atlas Copco AB Class A	24,900	321,008
Investor AB B Shares	9,000	164,770
Sandvik AB	17,000	187,667

		673,445

Switzerland (13.68%)
ABB Ltd. Reg. (b)	28,255	568,162
Actelion Ltd. Reg. (b)	2,649	164,682
Compagnie Financiere Richemont SA Class A	6,179	174,921
Credit Suisse Group AG Reg.	11,333	630,544
Holcim Ltd. Reg. (b)	4,343	298,623
Julius Baer Holding AG Reg.	3,490	175,042
Lonza Group AG Reg. (b)	3,862	421,519
Nestle SA	13,101	559,290
Novartis AG	1,400	70,323
Roche Holding AG	2,000	323,377
Syngenta AG Reg.	1,016	233,482
Transocean Ltd. (b)	7,657	654,903

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS AG Reg. (b)	17,300	$317,194

		4,592,062

Taiwan (2.29%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	70,232	769,743

United Kingdom (12.62%)
Anglo American PLC (b)	9,400	299,958
Autonomy Corp. PLC (b)	6,713	175,277
BG Group PLC	14,000	244,006
BP PLC	60,041	531,885
British American Tobacco PLC	5,968	187,474
Cadbury PLC	17,365	222,900
Diageo PLC	17,499	269,223
HSBC Holdings PLC	46,136	528,280
Imperial Tobacco Group PLC	5,378	155,802
Lloyds TSB Group PLC (b)	67,138	111,505
Reckitt Benckiser Group PLC	3,428	167,827
Standard Chartered PLC	21,447	529,770
Tesco PLC	26,120	167,211
Vodafone Group PLC	144,995	325,723
Xstrata PLC (b)	21,666	319,521

		4,236,362

United States (0.61%)
NII Holdings Inc. (b)	6,879	206,232

Total Common Stocks
(cost $30,668,255)		30,655,111

Preferred Stocks (a) (4.67%)
Brazil (4.67%)
Banco Bradesco SA Pfd.	21,600	429,781
Petroleo Brasileiro SA Pfd.	33,400	659,855
Suzano Papel e Celulose SA (b)	21,800	230,108
Vale SA Pfd. Class A	12,000	247,911

		1,567,655

Total Preferred Stocks
(cost $1,706,571)		1,567,655

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (4.38%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 09/30/2009, to be repurchased at $1,469,625 on 10/01/2009	$1,469,625	$1,469,625

Total Repurchase Agreement
(cost $1,469,625)		1,469,625

TOTAL INVESTMENTS (100.35%)
(cost $33,844,451)		33,692,391
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.35%)		(117,441)

NET ASSETS (100.00%)		$33,574,950

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $1,505,061 as of September 30, 2009.

ADR – American Depository Receipt

GDR – Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$8,397,586	24.92
United States Dollar	6,332,743	18.80
British Pound	4,236,362	12.57
Swiss Franc	3,937,159	11.69
Japanese Yen	2,405,561	7.14
Brazilian Real	2,049,781	6.08
Hong Kong Dollar	1,849,365	5.49
Danish Krone	1,370,939	4.07
Singapore Dollar	1,090,131	3.23
Australian Dollar	700,433	2.08
Swedish Krona	673,445	2.00
Malaysian Ringgit	434,560	1.29
Norwegian Krone	181,744	0.54
South African Rand	32,582	0.10

Total Investments	$33,692,391	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS
Sector	Value	%
Financials	$7,842,889	23.36
Industrials	4,855,065	14.46
Energy	4,181,840	12.46
Materials	3,738,216	11.13
Consumer Staples	3,567,277	10.62
Consumer Discretionary	2,590,383	7.72
Health Care	2,005,664	5.97
Information Technology	1,802,313	5.37
Telecommunication Services	1,319,995	3.93
Utilities	319,124	0.95

Total Stocks	32,222,766	95.97
Repurchase Agreement	1,469,625	4.38
Liabilities, Net of Cash and Other Assets	(117,441)	(0.35)

Net Assets	$33,574,950	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Consumer Discretionary (8.98%)
Abercrombie & Fitch Co. Class A	3,883	$127,673
Amazon.com Inc. (a)	14,955	1,396,199
Apollo Group Inc. Class A (a)	5,693	419,403
AutoNation Inc. (a)	4,353	78,702
AutoZone Inc. (a)	1,466	214,359
Bed Bath & Beyond Inc. (a)	11,716	439,819
Best Buy Company Inc.	15,407	578,071
Big Lots Inc. (a)	3,662	91,623
Black & Decker Corp.	2,722	126,001
Carnival Corp.	19,859	660,908
CBS Corp. Class B	30,245	364,452
Coach Inc.	14,398	473,982
Comcast Corp. Class A	129,584	2,188,674
Darden Restaurants Inc.	6,222	212,357
DeVry Inc.	2,824	156,224
DIRECTV Group Inc., The (a)	20,351	561,281
DR Horton Inc.	12,481	142,408
Eastman Kodak Co.	11,724	56,041
Expedia Inc. (a)	9,595	229,800
Family Dollar Stores Inc.	6,340	167,376
Ford Motor Co. (a)	145,836	1,051,478
Fortune Brands Inc.	6,827	293,424
GameStop Corp. Class A (a)	7,432	196,725
Gannett Co. Inc.	10,358	129,579
GAP Inc., The	21,531	460,763
Genuine Parts Co.	7,208	274,336
Goodyear Tire & Rubber Co. (a)	10,827	184,384
H&R Block Inc.	14,888	273,641
Harley-Davidson Inc.	10,686	245,778
Harman International Industries Inc.	3,101	105,062
Hasbro Inc.	5,704	158,286
Home Depot Inc.	76,856	2,047,444
International Game Technology	13,497	289,916
Interpublic Group of Companies Inc. (a)	21,982	165,305
J.C. Penney Co Inc.	10,761	363,184
Johnson Controls Inc.	26,934	688,433
KB Home	3,315	55,062
Kohl’s Corp. (a)	13,841	789,629
Leggett & Platt Inc.	7,004	135,878
Lennar Corp.	6,721	95,774
Limited Brands Inc.	12,101	205,596
Lowe’s Companies Inc.	66,470	1,391,882
Macy’s Inc.	19,142	350,107
Marriott International Inc. Class A	11,408	314,747
Mattel Inc.	16,131	297,778
McDonald’s Corp.	49,272	2,811,953
McGraw-Hill Companies Inc., The	14,258	358,446
Meredith Corp.	1,577	47,215
New York Times Co.	5,251	42,638
Newell Rubbermaid Inc.	12,557	197,019
News Corp. Class A (a)	101,585	1,218,004
NIKE Inc. Class B	17,559	1,136,067
Nordstrom Inc.	7,403	226,088
Office Depot Inc. (a)	12,754	84,431
Omnicom Group Inc.	14,090	520,485
O’Reilly Automotive Inc. (a)	6,198	223,996

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Polo Ralph Lauren Corp.	2,576	$197,373
Pulte Homes Inc.	14,311	157,278
RadioShack Corp.	5,590	92,626
Scripps Networks Interactive Class A	3,909	144,438
Sears Holdings Corp. (a)	2,278	148,776
Sherwin-Williams Co., The	4,430	266,509
Staples Inc.	32,420	752,792
Starbucks Corp. (a)	33,354	688,760
Starwood Hotels & Resorts Worldwide Inc.	8,488	280,359
Target Corp.	33,836	1,579,464
Tiffany & Co.	5,642	217,386
Time Warner Cable Inc.	15,970	688,147
Time Warner Inc.	53,554	1,541,284
TJX Companies Inc.	19,012	706,296
VF Corp.	3,978	288,127
Viacom Inc. Class B (a)	27,486	770,707
Walt Disney Co., The	83,707	2,298,594
Washington Post Co., The	279	130,594
Whirlpool Corp.	3,386	236,885
Wyndham Worldwide Corp.	7,949	129,728
Wynn Resorts, Ltd. (a)	3,057	216,711
Yum! Brands Inc.	21,068	711,256

		38,359,976

Consumer Staples (11.38%)
Altria Group Inc.	93,686	1,668,548
Archer-Daniels-Midland Co.	29,095	850,156
Avon Products Inc.	19,350	657,126
Brown-Forman Corp. Class B (a)	4,927	237,580
Campbell Soup Co.	8,748	285,360
Clorox Co.	6,299	370,507
Coca-Cola Co., The	104,481	5,610,630
Coca-Cola Enterprises Inc.	14,364	307,533
Colgate-Palmolive Co.	22,512	1,717,215
ConAgra Foods Inc.	19,756	428,310
Constellation Brands Inc. (a)	8,802	133,350
Costco Wholesale Corp.	19,669	1,110,512
CVS Caremark Corp.	65,165	2,328,997
Dean Foods Co. (a)	8,109	144,259
Dr. Pepper Snapple Group Inc. (a)	11,560	332,350
Estee Lauder Companies, The	5,223	193,669
General Mills Inc.	14,711	947,094
H.J. Heinz Co.	14,261	566,875
Hershey Co., The	7,469	290,245
Hormel Foods Corp.	3,208	113,948
J.M. Smucker Co.	5,380	285,194
Kellogg Co.	11,532	567,720
Kimberly-Clark Corp.	18,770	1,107,055
Kraft Foods Inc. Class A	66,388	1,744,013
Kroger Co.	29,567	610,263
Lorillard Inc.	7,475	555,392
McCormick & Co. Inc.	5,863	198,990
Molson Coors Brewing Co. Class B	6,989	340,225
Pepsi Bottling Group Inc.	6,383	232,597

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
PepsiCo Inc.	70,319	$4,124,913
Philip Morris International Inc.	87,318	4,255,879
Procter & Gamble Co., The	131,730	7,629,802
Reynolds American Inc.	7,635	339,910
Safeway Inc.	18,572	366,240
Sara Lee Corp.	31,546	351,422
Supervalu Inc.	9,710	146,233
Sysco Corp.	26,736	664,390
Tyson Foods Inc.	13,661	172,538
Walgreen Co.	44,653	1,673,148
Wal-Mart Stores Inc.	97,484	4,785,490
Whole Foods Market Inc. (a)	6,307	192,300

		48,637,978

Energy (11.54%)
Anadarko Petroleum Corp.	22,159	1,390,034
Apache Corp.	15,189	1,394,806
Baker Hughes Inc.	14,043	599,074
BJ Services Co.	13,315	258,710
Cabot Oil & Gas Corp.	4,656	166,452
Cameron International Corp. (a)	9,838	372,073
Chesapeake Energy Corp.	28,804	818,034
Chevron Corp.	90,511	6,374,690
ConocoPhillips	66,945	3,023,236
CONSOL Energy Inc.	8,191	369,496
Denbury Resources Inc. (a)	11,399	172,467
Devon Energy Corp.	19,965	1,344,243
Diamond Offshore Drilling Inc.	3,128	298,787
El Paso Corp.	31,927	329,487
ENSCO International Inc.	6,396	272,086
EOG Resources Inc.	11,343	947,254
Exxon Mobil Corp.	216,858	14,878,627
FMC Technologies Inc. (a)	5,448	284,604
Halliburton Co.	40,653	1,102,509
Hess Corp.	13,058	698,081
Marathon Oil Corp.	31,807	1,014,643
Massey Energy Co.	3,896	108,659
Murphy Oil Corp.	8,648	497,865
Nabors Industries Ltd. (a)	12,839	268,335
National-Oilwell Varco Inc. (a)	18,951	817,357
Noble Energy Inc.	7,858	518,314
Occidental Petroleum Corp.	36,603	2,869,675
Peabody Energy Corp.	12,117	450,995
Pioneer Natural Resources Co.	5,174	187,764
Range Resources Corp.	7,071	349,025
Rowan Companies Inc.	5,214	120,287
Schlumberger Ltd.	54,073	3,222,751
Smith International Inc.	9,868	283,212
Southwestern Energy Co. (a)	15,575	664,741
Spectra Energy Corp.	29,148	552,063
Sunoco Inc.	5,293	150,586
Tesoro Corp.	6,130	91,827
Valero Energy Corp.	25,219	488,996
Williams Companies Inc.	26,298	469,945
XTO Energy Inc.	26,269	1,085,435

		49,307,225

	Shares	Value
Common Stocks (Cont.)
Financials (14.99%)
Aflac Inc.	21,184	$905,404
Allstate Corp., The	24,309	744,342
American Express Co.	53,538	1,814,938
American International Group Inc. (a)	6,126	270,218
Ameriprise Financial Inc.	11,517	418,413
Aon Corp.	12,285	499,877
Apartment Investment and Management Co.	5,463	80,579
Assurant Inc.	5,388	172,739
AvalonBay Communities Inc.	3,617	263,064
Bank of America Corp.	390,456	6,606,516
Bank of New York Mellon Corp.	54,167	1,570,301
BB&T Corp.	30,832	839,864
Boston Properties Inc.	6,258	410,212
Capital One Financial Corp.	20,479	731,715
CB Richard Ellis Group Inc. Class A (a)	10,714	125,782
Charles Schwab Corp.	42,834	820,271
Chubb Corp.	15,702	791,538
Cincinnati Financial Corp.	7,296	189,623
Citigroup Inc.	587,422	2,843,122
CME Group Inc.	3,008	927,036
Comerica Inc.	6,815	202,201
Discover Financial Services	24,423	396,385
E*TRADE Financial Corp. (a)	42,803	74,905
Equity Residential	12,229	375,430
Federated Investors Inc. Class B	3,973	104,768
Fifth Third Bancorp	36,222	366,929
First Horizon National Corp. (a)	10,009	132,419
Franklin Resources Inc.	6,714	675,428
Genworth Financial Inc.	21,388	255,587
Goldman Sachs Group Inc.	23,043	4,247,977
Hartford Financial Services Group Inc.	17,405	461,232
HCP Inc.	13,081	375,948
Healthcare Realty Trust Inc.	5,312	221,085
Host Hotels & Resorts Inc.	27,062	318,520
Hudson City Bancorp Inc.	21,407	281,502
Huntington Bancshares Inc.	24,903	117,293
IntercontinentalExchange Inc. (a)	3,298	320,533
Invesco Ltd.	18,594	423,199
Janus Capital Group Inc.	8,095	114,787
JPMorgan Chase & Co.	177,340	7,771,039
KeyCorp	39,033	253,714
Kimco Realty Corp.	16,695	217,703
Legg Mason Inc.	7,196	223,292
Leucadia National Corp. (a)	8,491	209,898
Lincoln National Corp.	13,549	351,055
Loews Corp.	16,355	560,159
M&T Bank Corp.	3,723	232,017
Marsh & McLennan Companies Inc.	23,669	585,334
Marshall & Ilsley Corp.	16,141	130,258
MBIA Inc. (a)	6,515	50,556
MetLife Inc.	36,833	1,402,232
Moody’s Corp.	8,854	181,153
Morgan Stanley	61,245	1,891,246
NASDAQ OMX Group Inc. (a)	6,421	135,162
Northern Trust Corp.	10,921	635,165

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
NYSE Euronext	11,790	$340,613
People’s United Financial Inc.	15,808	245,972
Plum Creek Timber Co. Inc.	7,376	226,001
PNC Financial Services Group Inc.	20,859	1,013,539
Principal Financial Group Inc.	14,253	390,390
Progressive Corp. (a)	30,828	511,128
ProLogis	20,084	239,401
Prudential Financial Inc.	20,813	1,038,777
Public Storage	6,064	456,255
Regions Financial Corp.	53,280	330,869
Simon Property Group Inc.	12,803	888,912
SLM Corp. (a)	21,132	184,271
State Street Corp.	22,374	1,176,872
Suntrust Banks Inc.	22,531	508,074
T Rowe Price Group Inc.	11,581	529,252
Torchmark Corp.	3,756	163,123
Travelers Companies Inc.	25,644	1,262,454
Unum Group	15,022	322,072
US Bancorp	86,207	1,884,485
Ventas Inc.	7,040	271,040
Vornado Realty Trust	7,070	455,379
Wells Fargo & Co.	210,635	5,935,694
XL Capital Ltd. Class A	15,527	271,101
Zions Bancorporation	5,485	98,565

		64,065,904

Health Care (12.93%)
Abbott Laboratories	69,788	3,452,412
Aetna Inc.	19,751	549,670
Allergan Inc.	13,937	791,064
AmerisourceBergen Corp.	13,217	295,796
Amgen Inc. (a)	45,868	2,762,630
Baxter International Inc.	27,225	1,552,097
Becton Dickinson & Co.	10,856	757,206
Biogen Idec Inc. (a)	13,079	660,751
Boston Scientific Corp. (a)	68,271	722,990
Bristol-Myers Squibb Co.	89,189	2,008,536
Cardinal Health Inc.	16,320	437,376
CareFusion Corp. (a)	8,160	177,888
Celgene Corp. (a)	20,614	1,152,323
Cephalon Inc. (a)	3,357	195,512
Cigna Corp.	12,334	346,462
Coventry Health Care Inc. (a)	6,733	134,391
CR Bard Inc.	4,426	347,928
DaVita Inc. (a)	4,652	263,489
DENTSPLY International Inc.	6,775	234,008
Eli Lilly & Co.	45,493	1,502,634
Express Scripts Inc. (a)	12,354	958,423
Forest Laboratories Inc. (a)	13,649	401,827
Genzyme Corp. (a)	12,227	693,638
Gilead Sciences Inc. (a)	40,838	1,902,234
Hospira Inc. (a)	7,259	323,751
Humana Inc. (a)	7,673	286,203
IMS Health Inc.	8,252	126,668
Intuitive Surgical Inc. (a)	1,717	450,283
Johnson & Johnson	124,369	7,572,828

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
King Pharmaceuticals Inc. (a)	11,171	$120,312
Laboratory Corp. of America Holdings (a)	4,905	322,258
Life Technologies Corp. (a)	7,877	366,674
McKesson Corp.	12,038	716,863
Medco Health Solutions Inc. (a)	21,406	1,183,966
Medtronic Inc.	49,985	1,839,448
Merck & Co. Inc.	95,205	3,011,334
Millipore Corp. (a)	2,506	176,247
Mylan Inc. (a)	13,703	219,385
Patterson Companies Inc. (a)	4,127	112,461
PerkinElmer Inc.	5,315	102,261
Pfizer Inc.	304,624	5,041,527
Quest Diagnostics Inc.	6,959	363,190
Schering-Plough Corp.	73,778	2,084,228
St. Jude Medical Inc. (a)	15,699	612,418
Stryker Corp.	12,646	574,508
Tenet Healthcare Corp. (a)	19,595	115,219
Thermo Fisher Scientific Inc. (a)	18,454	805,886
UnitedHealth Group Inc.	52,508	1,314,800
Varian Medical Systems Inc. (a)	5,683	239,425
Waters Corp. (a)	4,373	244,276
Watson Pharmaceuticals Inc. (a)	4,724	173,087
WellPoint Inc. (a)	21,466	1,016,630
Wyeth	60,149	2,922,038
Zimmer Holdings Inc. (a)	9,751	521,191

		55,260,650

Industrials (10.12%)
3M Co.	31,462	2,321,896
Avery Dennison Corp.	5,093	183,399
Boeing Co.	32,695	1,770,434
Burlington Northern Santa Fe Corp.	11,834	944,708
Caterpillar Inc.	27,952	1,434,776
CH Robinson Worldwide Inc.	7,654	442,019
Cintas Corp.	5,892	178,587
CSX Corp.	17,741	742,638
Cummins Inc.	9,123	408,802
Danaher Corp.	11,631	782,999
Deere & Co.	19,158	822,261
Dover Corp.	8,491	329,111
Dun & Bradstreet Corp.	2,389	179,939
Eaton Corp.	7,479	423,237
Emerson Electric Co.	33,808	1,355,025
Equifax Inc.	5,646	164,524
Expeditors International of Washington Inc.	9,456	332,378
Fastenal Co.	5,858	226,705
FedEx Corp.	14,110	1,061,354
Flowserve Corp.	2,541	250,390
Fluor Corp.	8,153	414,580
General Dynamics Corp.	17,308	1,118,097
General Electric Co.	479,226	7,868,891
Goodrich Corp.	5,655	307,293
Honeywell International Inc.	33,831	1,256,822
Illinois Tool Works Inc.	17,425	744,222

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Iron Mountain Inc. (a)	8,215	$219,012
ITT Corp.	8,280	431,802
Jacobs Engineering Group Inc. (a)	5,560	255,482
L-3 Communications Holdings Inc.	5,285	424,491
Lockheed Martin Corp.	14,590	1,139,187
Masco Corp.	16,380	211,630
Monster Worldwide Inc. (a)	5,557	97,136
Norfolk Southern Corp.	16,634	717,092
Northrop Grumman Corp.	14,388	744,579
Paccar Inc.	16,424	619,349
Pall Corp.	5,272	170,180
Parker Hannifin Corp.	7,278	377,292
Pitney Bowes Inc.	9,458	235,031
Precision Castparts Corp.	6,349	646,773
Quanta Services Inc. (a)	8,928	197,577
Raytheon Co.	17,607	844,608
Republic Services Inc.	14,623	388,533
Robert Half International Inc.	6,874	171,987
Rockwell Automation Inc.	6,379	271,745
Rockwell Collins Inc.	7,026	356,921
RR Donnelley & Sons Co.	9,292	197,548
Ryder System Inc.	2,542	99,291
Snap-On Inc.	2,599	90,341
Southwest Airlines Co.	33,451	321,130
Stanley Works	3,565	152,190
Stericycle Inc. (a)	3,892	188,567
Textron Inc.	12,314	233,720
Union Pacific Corp.	22,687	1,323,786
United Parcel Service Inc. Class B	44,898	2,535,390
United Technologies Corp.	42,498	2,589,403
Waste Management Inc.	22,299	664,956
WW Grainger Inc.	2,823	252,263

		43,234,079

Information Technology (18.39%)
Adobe Systems Inc. (a)	23,736	784,237
Advanced Micro Devices Inc. (a)	25,472	144,172
Affiliated Computer Services Inc. Class A (a)	4,391	237,860
Agilent Technologies Inc. (a)	15,567	433,230
Akamai Technologies Inc. (a)	7,789	153,288
Altera Corp.	13,309	272,968
Amphenol Corp. Class A	7,769	292,736
Analog Devices Inc.	13,223	364,690
Apple Inc. (a)	40,417	7,492,099
Applied Materials Inc.	60,412	809,521
Autodesk Inc. (a)	10,321	245,640
Automatic Data Processing Inc.	22,733	893,407
BMC Software Inc. (a)	8,386	314,727
Broadcom Corp. Class A (a)	19,375	594,619
CA Inc.	17,934	394,369
Ciena Corp. (a)	4,151	67,578
Cisco Systems Inc. (a)	260,318	6,127,886
Citrix Systems Inc. (a)	8,276	324,667
Cognizant Technology Solutions Corp. Class A (a)	13,265	512,825

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Computer Sciences Corp. (a)	6,885	$362,908
Compuware Corp. (a)	10,864	79,633
Convergys Corp. (a)	5,349	53,169
Corning Inc.	69,872	1,069,740
Dell Inc. (a)	77,752	1,186,496
eBay Inc. (a)	50,479	1,191,809
Electronic Arts Inc. (a)	14,561	277,387
EMC Corp. (a)	91,214	1,554,287
Fidelity National Information Services	8,770	223,723
Fiserv Inc. (a)	6,879	331,568
FLIR Systems Inc. (a)	6,841	191,343
Google Inc. Class A (a)	10,859	5,384,435
Harris Corp.	5,956	223,946
Hewlett-Packard Co.	107,020	5,052,414
Intel Corp.	252,362	4,938,724
International Business Machines Corp.	59,160	7,076,128
Intuit Inc. (a)	14,609	416,356
Jabil Circuit Inc.	8,464	113,502
JDS Uniphase Corp. (a)	9,653	68,633
Juniper Networks Inc. (a)	23,713	640,725
KLA-Tencor Corp.	7,706	276,337
Lexmark International Inc. (a)	3,430	73,882
Linear Technology Corp.	10,081	278,538
LSI Corp. (a)	29,117	159,852
MasterCard Inc. Class A	4,310	871,266
McAfee Inc. (a)	7,103	311,040
MEMC Electronic Materials Inc. (a)	10,276	170,890
Microchip Technology Inc.	8,217	217,750
Micron Technology Inc. (a)	38,084	312,289
Microsoft Corp.	349,609	9,051,377
Molex Inc.	6,270	130,918
Motorola Inc.	103,893	892,441
National Semiconductor Corp.	10,279	146,681
NetApp Inc. (a)	15,198	405,483
Novell Inc. (a)	15,330	69,138
Novellus Systems Inc. (a)	4,476	93,906
NVIDIA Corp. (a)	24,750	371,993
Oracle Corp.	176,028	3,668,424
Paychex Inc.	14,618	424,653
QLogic Corp. (a)	5,405	92,966
QUALCOMM Inc.	74,982	3,372,690
Red Hat Inc. (a)	8,314	229,799
Salesforce.com Inc. (a)	4,937	281,063
SanDisk Corp. (a)	10,228	221,948
Sun Microsystems Inc. (a)	33,704	306,369
Symantec Corp. (a)	36,484	600,892
Tellabs Inc. (a)	17,918	123,993
Teradata Corp. (a)	7,836	215,647
Teradyne Inc. (a)	7,565	69,976
Texas Instruments Inc.	56,988	1,350,046
Total System Services Inc.	8,965	144,426
VeriSign Inc. (a)	8,782	208,046
Western Digital Corp. (a)	10,038	366,688
Western Union Co.	31,787	601,410
Xerox Corp.	39,150	303,021
Xilinx Inc.	12,579	294,600

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Yahoo! Inc. (a)	53,926	$960,422

		78,568,305

Materials (3.46%)
Air Products & Chemicals Inc.	9,510	737,786
Airgas Inc.	3,700	178,969
AK Steel Holding Corp.	4,946	97,585
Alcoa Inc.	44,123	578,894
Allegheny Technologies Inc.	4,503	157,560
Ball Corp.	4,264	209,789
Bemis Co. Inc.	4,827	125,068
CF Industries Holdings Inc.	2,450	211,264
Dow Chemical Co., The	51,436	1,340,937
E.I. du Pont de Nemours & Co.	40,645	1,306,330
Eastman Chemical Co.	3,328	178,181
Ecolab Inc.	10,596	489,853
FMC Corp.	3,331	187,369
Freeport-McMoRan Copper & Gold Inc.	18,521	1,270,726
International Flavors & Fragrances Inc.	3,518	133,438
International Paper Co.	19,528	434,107
MeadWestvaco Corp.	7,757	173,059
Monsanto Co.	24,578	1,902,337
Newmont Mining Corp.	22,180	976,364
Nucor Corp.	14,243	669,563
Owens-Illinois Inc. (a)	7,636	281,768
Pactiv Corp. (a)	5,936	154,633
PPG Industries Inc.	7,476	435,178
Praxair Inc.	13,790	1,126,505
Sealed Air Corp.	7,175	140,845
Sigma-Aldrich Corp.	5,537	298,887
Titanium Metals Corp.	4,133	39,635
United States Steel Corp.	6,544	290,357
Vulcan Materials Co.	5,570	301,170
Weyerhaeuser Co.	9,630	352,940

		14,781,097

Telecommunication Services (3.13%)
American Tower Corp. Class A (a)	17,687	643,807
AT&T Inc.	266,270	7,191,953
CenturyTel Inc.	13,357	448,795
Frontier Communications Corp.	14,285	107,709
MetroPCS Communications Inc. (a)	11,598	108,557
Qwest Communications International Inc.	67,718	258,006
Sprint Nextel Corp. (a)	130,157	514,120
Verizon Communications Inc.	128,224	3,881,341
Windstream Corp.	20,030	202,904

		13,357,192

Utilities (3.67%)
AES Corp., The (a)	30,223	447,905
Allegheny Energy Inc.	7,754	205,636
Ameren Corp.	10,367	262,078
American Electric Power Co. Inc.	21,608	669,632
CenterPoint Energy Inc.	17,101	212,565
CMS Energy Corp.	10,200	136,680

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Consolidated Edison Inc.	12,439	$509,253
Constellation Energy Group Inc.	9,048	292,884
Dominion Resources Inc.	26,735	922,358
DTE Energy Co.	7,423	260,844
Duke Energy Corp.	58,329	918,098
Dynegy Inc. (a)	23,131	58,984
Edison International	14,703	493,727
Entergy Corp.	8,781	701,251
EQT Corp.	5,900	251,340
Exelon Corp.	29,655	1,471,481
FirstEnergy Corp.	13,817	631,713
FPL Group Inc.	18,615	1,028,106
Integrys Energy Group Inc.	3,498	125,543
Nicor Inc.	2,047	74,900
NiSource Inc.	12,575	174,667
Northeast Utilities	8,048	191,060
Pepco Holdings Inc.	9,898	147,282
PG&E Corp.	16,695	675,981
Pinnacle West Capital Corp.	4,549	149,298
PPL Corp.	17,046	517,176
Progress Energy Inc.	12,630	493,328
Public Service Enterprise Group Inc.	22,932	720,982
Questar Corp.	7,889	296,311
SCANA Corp.	5,026	175,407
Sempra Energy	11,073	551,546
Southern Co., The	35,785	1,133,311
TECO Energy Inc.	9,592	135,055
Wisconsin Energy Corp.	5,329	240,711
Xcel Energy Inc.	20,623	396,787

		15,673,880

Total Common Stocks
(cost $497,471,432)		421,246,286

	Principal amount	Value
Short-term Investments (1.31%)
U.S. Treasury Bill 0.050%, 11/19/2009 (b)	$5,611,000	$5,610,506

Total Short-term Investments
(cost $5,610,621)		5,610,506

TOTAL INVESTMENTS (99.90%)
(cost $503,082,053)		426,856,792
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.10%)		432,983

NET ASSETS (100.00%)		$427,289,775

(a)	Non-income producing security.

(b)	At September 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.87%)
Consumer Discretionary (13.56%)
1-800-FLOWERS.COM Inc. (a)	5,927	$20,448
99 Cents Only Stores (a)	10,724	144,238
AFC Enterprises (a)	5,950	50,099
Ambassadors Group Inc.	4,188	65,542
American Apparel Inc. (a)	7,425	26,062
American Axle & Manufacturing Holdings Inc.	10,110	71,579
American Greetings Corp.	8,729	194,657
American Public Education Inc. (a)	3,920	136,181
America’s Car-Mart Inc. (a)	2,197	52,618
Amerigon Inc. (a)	4,985	36,640
Ameristar Casinos Inc.	5,851	92,329
AnnTaylor Stores Corp. (a)	12,875	204,584
Arbitron Inc.	6,105	126,740
ArvinMeritor Inc.	16,187	126,582
Asbury Automotive Group Inc. (a)	7,435	94,276
Ascent Media Corp. Class A (a)	3,271	83,738
Audiovox Corp. (a)	3,821	26,174
Bally Technologies Inc. (a)	12,218	468,805
Beazer Homes USA Inc. (a)	8,686	48,555
bebe stores inc.	5,533	40,723
Belo Corp. Class A	19,572	105,885
Benihana Inc. Class A (a)	3,103	17,780
Big 5 Sporting Goods Corp.	5,067	76,512
BJ’s Restaurants Inc. (a)	4,595	68,878
Blue Nile Inc. (a)	2,835	176,110
Bluegreen Corp. (a)	2,821	8,604
Blyth Inc.	1,375	53,254
Bob Evans Farms Inc.	6,957	202,170
Books-A-Million Inc.	1,675	20,167
Borders Group Inc. (a)	11,312	35,180
Bridgepoint Education Inc. (a)	3,231	49,305
Brookfield Homes Corp. (a)	2,200	14,696
Brown Shoe Co. Inc.	9,296	74,554
Brunswick Corp.	19,317	231,418
Buckle Inc.	5,752	196,373
Buffalo Wild Wings Inc. (a)	4,053	168,645
Build-A-Bear Workshop Inc. (a)	3,308	16,110
Cabela’s Inc. (a)	8,676	115,738
California Pizza Kitchen Inc. (a)	4,001	62,496
Callaway Golf Co.	14,557	110,779
Capella Education Co. (a)	3,300	222,222
Caribou Coffee Company Inc. (a)	1,812	13,083
Carmike Cinemas Inc. (a)	2,584	26,124
Carrols Restaurant Group Inc. (a)	2,666	20,155
Carter’s Inc. (a)	12,545	334,950
Cato Corp. Class A	5,923	120,178
Cavco Industries Inc. (a)	1,418	50,339
CEC Entertainment Inc. (a)	4,976	128,679
Charlotte Russe Holding Inc. (a)	4,583	80,202
Charming Shoppes Inc. (a)	26,290	129,084
Cheesecake Factory Inc. (a)	13,617	252,187
Cherokee Inc.	1,879	45,040
Children’s Place Retail Stores Inc. (a)	4,950	148,302
China Automotive Systems Inc. (a)	690	6,410
ChinaCast Education Corp. (a)	6,846	49,770

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Christopher & Banks Corp.	7,821	$52,948
Churchill Downs Inc.	2,112	81,312
Cinemark Holdings Inc.	7,491	77,607
Citi Trends Inc. (a)	3,332	94,862
CKE Restaurants Inc.	11,292	118,453
CKX Inc. (a)	13,494	90,545
Coinstar Inc. (a)	6,855	226,078
Coldwater Creek Inc. (a)	12,485	102,377
Collective Brands Inc. (a)	14,238	246,745
Columbia Sportswear Co.	2,471	101,706
Conn’s Inc. (a)	2,383	26,904
Cooper Tire & Rubber Co.	12,962	227,872
Core-Mark Holding Co. Inc. (a)	2,250	64,350
Corinthian Colleges Inc. (a)	17,664	327,844
CPI Corp.	1,179	14,702
Cracker Barrel Old Country Store Inc.	5,161	177,538
Crocs Inc. (a)	18,277	121,542
Crown Media Holdings Inc. (a)	3,483	5,433
CSS Industries Inc.	1,725	34,103
Dana Holding Corp. (a)	21,736	148,022
Deckers Outdoor Corp. (a)	2,876	244,029
Denny’s Corp. (a)	20,836	55,424
Destination Maternity Corp. (a)	1,114	20,197
Dillard’s Inc. Class A	11,167	157,455
DineEquity Inc.	4,000	99,000
Dolan Media Co. (a)	6,958	83,426
Domino’s Pizza Inc. (a)	8,522	75,334
Dorman Products Inc. (a)	2,397	36,003
Dover Downs Gaming & Entertainment Inc.	3,524	20,087
Dress Barn Inc. (a)	10,270	184,141
Drew Industries Inc. (a)	3,868	83,897
drugstore.com Inc. (a)	18,300	44,469
DSW Inc. (a)	2,806	44,812
E.W. Scripps Co Class A (a)	6,813	51,098
Eastman Kodak Co.	60,237	287,933
Einstein Noah Restaurant Group Inc. (a)	955	11,498
Ethan Allen Interiors Inc.	5,426	89,529
Exide Technologies (a)	11,615	92,572
FGX International Holdings Ltd. (a)	3,090	43,106
Finish Line Inc. Class A, The	9,369	95,189
Fisher Communications Inc. (a)	1,344	24,434
Fossil Inc. (a)	10,303	293,120
Fred’s Inc. Class A	9,157	116,569
Frisch’s Restaurants Inc.	527	13,639
Fuel Systems Solutions Inc. (a)	3,140	113,009
Fuqi International Inc. (a)	2,750	80,520
Furniture Brands International Inc. (a)	9,133	50,505
Gaiam Inc. (a)	3,939	27,494
Gander Mountain Co. (a)	1,667	8,568
Gaylord Entertainment Co. (a)	7,533	151,413
Genesco Inc. (a)	5,063	121,866
G-III Apparel Group Ltd. (a)	2,905	41,106
Global Sources Ltd. (a)	4,005	27,514
Grand Canyon Education Inc. (a)	3,674	65,507

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Great Wolf Resorts Inc. (a)	6,249	$22,309
Group 1 Automotive Inc.	5,238	140,640
Gymboree Corp. (a)	6,416	310,406
Harte-Hanks Inc.	8,667	119,865
Haverty Furniture Companies Inc. (a)	4,011	47,370
Hawk Corp. Class A (a)	1,295	17,767
Helen of Troy Ltd. (a)	6,630	128,821
hhgregg Inc. (a)	2,890	48,957
Hibbett Sports Inc. (a)	6,347	115,706
Hooker Furniture Corp.	2,155	29,092
Hot Topic Inc. (a)	9,743	72,975
Hovnanian Enterprises Inc. (a)	11,674	44,828
HSN Inc. (a)	8,600	140,008
Iconix Brand Group Inc. (a)	16,184	201,814
Interval Leisure Group Inc. (a)	9,193	114,729
iRobot Corp. (a)	4,303	52,970
Isle of Capri Casinos Inc. (a)	3,230	38,082
J. Crew Group Inc. (a)	11,162	399,823
Jack in the Box Inc. (a)	12,966	265,673
Jackson Hewitt Tax Service Inc.	6,606	33,691
JAKKS Pacific Inc. (a)	6,465	92,579
Jo-Ann Stores Inc. (a)	5,778	155,024
Jones Apparel Group Inc.	19,028	341,172
Jos. A. Bank Clothiers Inc. (a)	4,154	185,975
Journal Communications Inc. Class A	9,883	36,369
K12 Inc. (a)	5,479	90,294
Kenneth Cole Productions Inc.	1,851	18,566
Kirkland’s Inc. (a)	2,905	41,396
Knology Inc. (a)	6,778	66,086
Krispy Kreme Doughnuts Inc. (a)	13,280	47,410
K-Swiss Inc. Class A	5,676	49,892
Lakes Entertainment Inc. (a)	4,434	14,898
Landry’s Restaurants Inc. (a)	1,692	17,766
La-Z-Boy Inc.	11,284	97,607
Leapfrog Enterprises Inc. (a)	7,131	29,308
Learning Tree International Inc. (a)	1,957	22,290
Life Time Fitness Inc. (a)	9,083	254,778
Lin TV Corp. (a)	5,603	26,502
Lincoln Educational Services (a)	2,259	51,686
Lithia Motors Inc. Class A	3,921	61,128
Live Nation Inc. (a)	18,216	149,189
Liz Claiborne Inc.	20,230	99,734
LodgeNet Interactive Corp. (a)	4,779	36,081
Luby’s Inc. (a)	4,719	19,820
Lululemon Athletica Inc. (a)	8,934	203,248
Lumber Liquidators Inc. (a)	3,363	72,943
M/I Homes Inc. (a)	4,289	58,288
Mac-Gray Corp. (a)	2,678	28,869
Maidenform Brands Inc. (a)	4,365	70,102
Marcus Corp.	4,404	56,327
Marine Products Corp.	2,326	12,863
Martha Stewart Living Omnimedia Inc. (a)	5,601	35,062
Matthews International Corp.	6,664	235,772
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,484	25,921

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mediacom Communications Corp. Class A (a)	8,650	$49,824
Men’s Wearhouse Inc., The	11,613	286,841
Meritage Homes Corp. (a)	7,004	142,181
Midas Inc. (a)	3,045	28,623
Modine Manufacturing Co.	7,083	65,659
Monarch Casino & Resort Inc. (a)	2,067	22,241
Monro Muffler Brake Inc.	3,835	121,915
Morgans Hotel Group Co. (a)	5,025	27,236
Movado Group Inc.	3,484	50,623
Multimedia Games Inc. (a)	6,238	31,939
National CineMedia Inc.	9,602	162,946
National Presto Industries Inc.	1,048	90,662
New York & Co. Inc. (a)	5,088	26,051
NIVS IntelliMedia Technology Group Inc. (a)	3,572	9,573
Nobel Learning Communities Inc. (a)	974	9,136
NutriSystem Inc.	7,041	107,446
O’Charley’s Inc. (a)	3,981	37,302
OfficeMax Inc. (a)	16,831	211,734
Orbitz Worldwide Inc. (a)	8,023	49,582
Orient-Express Hotels Ltd. Class A	16,871	194,185
Outdoor Channel Holdings Inc. (a)	3,518	23,008
Overstock.com Inc. (a)	3,311	48,572
Oxford Industries Inc.	2,558	50,393
Pacific Sunwear of California Inc. (a)	13,758	70,854
Papa John’s International Inc. (a)	4,936	121,278
Peet’s Coffee & Tea Inc. (a)	2,636	74,414
Pep Boys-Manny, Moe & Jack, The	11,301	110,411
Perry Ellis International Inc. (a)	1,743	27,958
PetMed Express Inc.	5,206	98,133
PF Chang’s China Bistro Inc. (a)	5,357	181,977
Pier 1 Imports Inc. (a)	19,613	75,902
Pinnacle Entertainment Inc. (a)	13,700	139,603
Playboy Enterprises Inc. (a)	4,731	14,288
Polaris Industries Inc.	6,825	278,324
Pool Corp.	10,899	242,176
Pre-Paid Legal Services Inc. (a)	1,597	81,128
Primedia Inc.	3,863	9,735
Princeton Review Inc. (a)	2,918	12,256
Quiksilver Inc. (a)	27,686	76,136
Raser Technologies Inc. (a)	12,620	19,309
RC2 Corp. (a)	4,797	68,357
RCN Corp. (a)	8,263	76,846
Reading International Inc. Class A (a)	4,075	16,748
Red Lion Hotels Corp. (a)	3,157	18,153
Red Robin Gourmet Burgers Inc. (a)	3,222	65,793
Regis Corp.	12,962	200,911
Rent-A-Center Inc. (a)	14,961	282,464
Rentrak Corp. (a)	2,206	39,399
Retail Ventures Inc. (a)	4,788	25,233
REX Stores Corp. (a)	1,944	21,190
Ruby Tuesday Inc. (a)	14,762	124,296
Ruth’s Hospitality Group Inc. (a)	4,036	17,032
Ryland Group Inc.	9,683	204,021
Saks Inc. (a)	26,010	177,388

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sally Beauty Holdings Inc. (a)	20,916	$148,713
Scholastic Corp.	5,044	122,771
Sealy Corp. (a)	10,019	32,061
Shoe Carnival Inc. (a)	1,823	28,111
Shuffle Master Inc. (a)	12,413	116,930
Shutterfly Inc. (a)	4,676	77,762
Sinclair Broadcast Group Inc. Class A	8,403	30,083
Skechers U.S.A. Inc. (a)	7,209	123,562
Skyline Corp.	1,501	33,863
Smith & Wesson Holding Corp. (a)	12,378	64,737
Sonic Automotive Inc.	6,868	72,114
Sonic Corp. (a)	13,267	146,733
Sotheby’s	14,854	255,934
Spartan Motors Inc.	7,181	36,910
Speedway Motorsports Inc.	2,987	42,983
Sport Supply Group Inc.	2,172	22,133
Stage Stores Inc.	8,168	105,857
Stamps.com Inc. (a)	2,528	23,384
Standard Motor Products Inc.	3,672	55,814
Standard Pacific Corp. (a)	23,220	85,682
Stanley Furniture Company Inc.	2,423	25,127
Steak n Shake Co., The (a)	5,633	66,300
Stein Mart Inc. (a)	5,902	75,014
Steiner Leisure Ltd. (a)	3,255	116,399
Steinway Musical Instruments Inc. (a)	1,507	17,888
Steven Madden Ltd. (a)	3,342	123,019
Stewart Enterprises Inc.	18,382	96,138
Stoneridge Inc. (a)	3,207	22,706
Sturm, Ruger & Company Inc.	4,436	57,402
Superior Industries International Inc.	5,059	71,838
Syms Corp. (a)	1,450	11,730
Systemax Inc. (a)	2,362	28,651
Talbots Inc.	5,360	49,473
Tempur-Pedic International Inc. (a)	16,669	315,711
Tenneco Inc. (a)	10,771	140,454
Texas Roadhouse Inc. Class A (a)	11,495	122,077
Ticketmaster Entertainment Inc. (a)	8,772	102,545
Timberland Co. (a)	9,366	130,375
Town Sports International Holdings Inc. (a)	3,831	9,616
Tractor Supply Co. (a)	7,966	385,714
True Religion Apparel Inc. (a)	5,645	146,375
Tuesday Morning Corp. (a)	7,227	30,064
Tupperware Brands Corp.	14,011	559,319
Tween Brands Inc. (a)	5,444	45,675
Ulta Salon Cosmetics & Fragrance Inc. (a)	6,435	106,242
Under Armour Inc. Class A (a)	7,490	208,447
Unifi Inc. (a)	9,869	31,581
UniFirst Corp.	3,154	140,195
Universal Electronics Inc. (a)	3,113	63,567
Universal Technical Institute Inc. (a)	4,457	87,803
Universal Travel Group (a)	2,351	30,328
US Auto Parts Network Inc. (a)	2,942	16,034
Vail Resorts Inc. (a)	6,687	224,282
Valassis Communications Inc. (a)	10,551	188,652
Value Line Inc.	312	9,631

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Volcom Inc. (a)	4,388	$72,314
Warnaco Group Inc. (a)	10,198	447,284
West Marine Inc. (a)	3,363	26,433
Wet Seal Inc. Class A (a)	20,321	76,813
Weyco Group Inc.	1,588	36,365
Winnebago Industries Inc. (a)	6,470	95,174
Wolverine World Wide Inc.	10,808	268,471
Wonder Auto Technology Inc. (a)	3,213	38,556
World Wrestling Entertainment Inc.	5,070	71,031
Youbet.com Inc. (a)	7,043	14,790
Zale Corp. (a)	5,507	39,375
Zumiez Inc. (a)	4,309	70,711

		27,547,037

Consumer Staples (3.25%)
AgFeed Industries Inc. (a)	6,441	34,395
Alico Inc.	831	24,423
Alliance One International Inc. (a)	18,717	83,852
American Dairy Inc. (a)	1,856	52,580
American Italian Pasta Co. Class A (a)	4,531	123,153
American Oriental Bioengineering Inc. (a)	13,552	65,863
Andersons Inc., The	4,143	145,834
Arden Group Inc. Class A	240	28,680
B&G Foods Inc. Class A	6,513	53,341
Bare Escentuals Inc. (a)	14,311	170,158
Boston Beer Co. Inc. (a)	2,024	75,050
Calavo Growers Inc.	2,269	43,066
Cal-Maine Foods Inc.	3,107	83,174
Casey’s General Stores Inc.	11,277	353,872
Central Garden & Pet Co. (a)	14,270	155,971
Chattem Inc. (a)	4,409	292,802
China Sky One Medical Inc. (a)	2,437	32,144
China-Biotics Inc. (a)	1,720	27,520
Chiquita Brands International Inc. (a)	9,755	157,641
Coca-Cola Bottling Co. Consolidated	896	43,393
Darling International Inc. (a)	17,961	132,013
Diamond Foods Inc.	3,543	112,384
Diedrich Coffee Inc. (a)	715	17,196
Elizabeth Arden Inc. (a)	5,393	63,476
Farmer Brothers Co.	1,392	28,814
Female Health Co. (a)	3,747	18,922
Fresh Del Monte Produce Inc. (a)	9,327	210,883
Great Atlantic & Pacific Tea Company Inc., The (a)	7,747	69,026
Griffin Land & Nurseries Inc.	730	23,360
Hain Celestial Group Inc. (a)	9,231	176,958
Heckmann Corp. (a)	18,599	85,183
HQ Sustainable Maritime Industries Inc. (a)	2,658	23,390
Imperial Sugar Co.	2,561	32,473
Ingles Markets Inc.	2,759	43,675
Inter Parfums Inc.	3,080	37,607
J&J Snack Foods Corp.	3,233	139,633
Lancaster Colony Corp.	4,341	222,563
Lance Inc.	6,008	155,127

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lifeway Foods Inc. (a)	1,050	$11,540
Mannatech Inc.	3,189	12,214
Medifast Inc. (a)	3,036	65,942
Nash Finch Co.	2,841	77,673
National Beverage Corp. (a)	2,198	25,299
Nu Skin Enterprises Inc.	10,991	203,663
Nutraceutical International Corp. (a)	2,555	28,795
Oil-Dri Corporation of America	1,213	17,588
Omega Protein Corp. (a)	4,026	19,526
Orchids Paper Products Co. (a)	1,141	22,820
Overhill Farms Inc. (a)	3,723	22,524
Pantry Inc., The (a)	5,107	80,078
Prestige Brands Holdings Inc. (a)	7,407	52,145
PriceSmart Inc.	3,781	70,894
Revlon Inc. Class A (a)	4,576	22,239
Ruddick Corp.	9,453	251,639
Sanderson Farms Inc.	4,624	174,047
Schiff Nutrition International Inc.	2,028	10,566
Seneca Foods Corp. Class A (a)	2,122	58,143
Smart Balance Inc. (a)	14,460	88,784
Spartan Stores Inc.	4,803	67,866
Star Scientific Inc. (a)	14,390	13,383
Susser Holdings Corp. (a)	1,698	21,344
Synutra International Inc. (a)	4,200	57,582
Tootsie Roll Industries Inc.	5,385	128,055
TreeHouse Foods Inc. (a)	6,962	248,335
United Natural Foods Inc. (a)	9,769	233,674
Universal Corp.	5,489	229,550
USANA Health Sciences Inc. (a)	1,449	49,425
Vector Group Ltd.	8,373	130,451
Village Super Market Inc. Class A	1,434	42,260
WD-40 Co.	3,790	107,636
Weis Markets Inc.	2,424	77,447
Winn-Dixie Stores Inc. (a)	11,897	156,089
Zapata Corp. (a)	2,137	14,874
Zhongpin Inc. (a)	4,525	66,608

		6,600,293

Energy (4.84%)
Allis-Chalmers Energy Inc. (a)	13,806	60,194
Alon USA Energy Inc.	1,885	18,718
Apco Oil and Gas International Inc.	2,131	48,843
Approach Resources Inc. (a)	2,009	18,242
Arena Resources Inc. (a)	8,634	306,507
Atlas Energy Inc.	7,764	210,171
ATP Oil & Gas Corp. (a)	7,979	142,744
Basic Energy Services Inc. (a)	5,235	44,445
Berry Petroleum Co.	9,533	255,294
Bill Barrett Corp. (a)	8,670	284,289
Bolt Technology Corp. (a)	1,889	23,745
Boots & Coots Inc. (a)	18,333	29,516
BPZ Resources Inc. (a)	21,004	157,950
Brigham Exploration Co. (a)	18,309	166,246
Bristow Group Inc. (a)	6,590	195,657
Bronco Drilling Co. Inc. (a)	5,767	37,774
Cal Dive International Inc. (a)	10,340	102,263

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
CARBO Ceramics Inc.	4,272	$220,222
Carrizo Oil & Gas Inc. (a)	6,281	153,822
Cheniere Energy Inc. (a)	10,787	31,606
Clayton Williams Energy Inc. (a)	1,187	35,752
Clean Energy Fuels Corp. (a)	8,088	116,548
Complete Production Services Inc. (a)	12,681	143,295
Contango Oil & Gas Co. (a)	2,685	137,096
CREDO Petroleum Corp. (a)	1,659	16,789
Crosstex Energy Inc.	8,836	46,654
Cubic Energy Inc. (a)	6,994	6,574
CVR Energy Inc. (a)	5,049	62,810
Dawson Geophysical Co. (a)	1,697	46,464
Delek US Holdings Inc.	2,909	24,930
Delta Petroleum Corp. (a)	37,187	65,077
DHT Maritime Inc.	10,655	40,063
Dril-Quip Inc. (a)	6,386	317,001
Endeavour International Corp. (a)	24,933	30,169
ENGlobal Corp. (a)	4,301	17,720
Evergreen Energy Inc. (a)	30,506	18,914
FX Energy Inc. (a)	9,399	30,359
General Maritime Corp.	11,234	86,951
Geokinetics Inc. (a)	1,051	22,281
GeoResources Inc. (a)	1,706	18,851
Global Industries Ltd. (a)	22,109	210,036
GMX Resources Inc. (a)	5,754	90,395
Golar LNG Ltd.	6,782	75,009
Goodrich Petroleum Corp. (a)	5,472	141,232
Gran Tierra Energy Inc. (a)	44,738	186,110
Green Plains Renewable Energy Inc. (a)	2,217	15,741
GreenHunter Energy Inc. Warrants (a)(b)	94	0
Gulf Island Fabrication Inc.	2,673	50,092
GulfMark Offshore Inc. (a)	5,102	167,039
Gulfport Energy Corp. (a)	5,755	50,299
Harvest Natural Resources Inc. (a)	7,698	39,491
Hercules Offshore Inc. (a)	20,468	100,498
Hornbeck Offshore Services Inc. (a)	5,093	140,363
International Coal Group Inc. (a)	21,010	84,670
ION Geophysical Corp. (a)	23,852	83,959
Isramco Inc. (a)	253	33,052
James River Coal Co. (a)	6,268	119,781
Key Energy Services Inc. (a)	27,276	237,301
Knightsbridge Tankers Ltd.	3,754	48,952
Lufkin Industries Inc.	3,337	177,462
Matrix Service Co. (a)	5,709	62,057
McMoRan Exploration Co. (a)	17,237	130,139
NATCO Group Inc. (a)	4,540	201,031
Natural Gas Services Group (a)	2,653	46,746
Newpark Resources Inc. (a)	19,731	63,337
Nordic American Tanker Shipping Ltd.	9,255	273,763
Northern Oil and Gas Inc. (a)	6,575	55,230
Oilsands Quest Inc. (a)	47,489	53,663
OYO Geospace Corp. (a)	826	21,336
Panhandle Oil & Gas Inc.	1,605	34,283
Parallel Petroleum Corp. (a)	9,089	28,812

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parker Drilling Co. (a)	24,929	$136,112
Patriot Coal Corp. (a)	16,599	195,204
Penn Virginia Corp.	9,899	226,786
Petroleum Development Corp. (a)	4,318	80,574
Petroquest Energy Inc. (a)	11,933	77,445
PHI Inc. (a)	2,963	60,090
Pioneer Drilling Co. (a)	9,918	72,798
PrimeEnergy Corp. (a)	201	5,765
Rex Energy Corp. (a)	5,930	49,516
Rosetta Resources Inc. (a)	11,887	174,620
RPC Inc.	6,496	68,078
Ship Finance International Ltd.	9,415	115,710
Stone Energy Corp. (a)	9,357	152,613
SulphCo Inc. (a)	17,948	24,589
Superior Well Services Inc. (a)	3,625	35,090
Swift Energy Co. (a)	8,403	198,983
Syntroleum Corp. (a)	14,757	39,844
T-3 Energy Services Inc. (a)	2,741	53,998
Teekay Tankers Ltd. Class A	2,430	20,290
TETRA Technologies Inc. (a)	16,336	158,296
TGC Industries Inc. (a)	3,132	15,190
Toreador Resources Corp. (a)	4,411	44,066
Union Drilling Inc. (a)	2,310	17,648
Uranerz Energy Corp. (a)	10,637	24,359
Uranium Energy Corp. (a)	10,856	32,025
USEC Inc. (a)	24,070	112,888
VAALCO Energy Inc. (a)	13,284	61,106
Vantage Drilling Co. (a)	15,136	27,699
Venoco Inc. (a)	3,564	41,022
W&T Offshore Inc.	7,897	92,474
Warren Resources Inc. (a)	12,801	37,891
Western Refining Inc. (a)	9,149	59,011
Westmoreland Coal Co. (a)	2,081	16,919
Willbros Group Inc. (a)	8,934	136,065
World Fuel Services Corp.	6,644	319,377
Zion Oil & Gas Inc. (a)	2,794	27,269

		9,825,835

Financials (20.01%)
1st Source Corp.	3,385	55,176
Abington Bancorp Inc.	5,360	41,486
Acadia Realty Trust	8,897	134,078
Advance America Cash Advance Centers Inc.	9,722	54,443
Agree Realty Corp.	1,730	39,669
Alexander’s Inc.	468	138,472
Alliance Financial Corp.	962	26,022
Allied Capital Corp.	38,434	117,992
Ambac Financial Group Inc.	62,982	105,810
American Campus Communities Inc.	11,457	307,620
American Capital Agency Corp.	2,811	79,973
American Capital Ltd.	63,506	205,124
American Equity Investment Life Holding Co.	13,230	92,875
American National Bankshares Inc.	1,429	31,181
American Physicians Capital Inc.	2,229	64,217

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Physicians Service Group Inc.	1,491	$34,353
American Realty Investors Inc. (a)	982	11,362
American Safety Insurance Holdings Ltd. (a)	1,989	31,426
Ameris Bancorp	2,781	19,884
Amerisafe Inc. (a)	4,129	71,225
Ames National Corp.	1,410	33,995
AmTrust Financial Services Inc.	5,288	60,336
Anthracite Capital Inc. (a)	12,047	12,649
Anworth Mortgage Asset Corp.	24,177	190,515
Apollo Investment Corp.	36,605	349,578
Ares Capital Corp.	21,518	237,128
Argo Group International Holdings Ltd. (a)	6,738	226,936
Arrow Financial Corp.	2,061	56,245
Ashford Hospitality Trust Inc. (a)	11,623	40,216
Asset Acceptance Capital Corp. (a)	3,279	23,773
Associated Estates Realty Corp.	3,257	31,332
Assured Guaranty Ltd.	23,503	456,428
Astoria Financial Corp.	18,891	208,557
Auburn National Bancorporation Inc.	555	13,542
Avatar Holdings Inc. (a)	1,336	25,384
Baldwin & Lyons Inc.	1,878	44,039
BancFirst Corp.	1,511	55,801
Banco Latinoamericano de Exportaciones SA	5,988	85,149
Bancorp Inc. (a)	4,490	25,683
Bancorp Rhode Island Inc.	860	21,483
Bank Mutual Corp.	10,075	89,063
Bank of Kentucky Financial Corp.	727	15,383
Bank of Marin Bancorp	1,209	37,878
Bank of the Ozarks Inc.	2,951	78,290
BankFinancial Corp.	4,925	47,180
Banner Corp.	3,073	8,389
Bar Harbor Bankshares	676	22,984
Beneficial Mutual Bancorp Inc. (a)	7,546	68,895
Berkshire Hills Bancorp Inc.	3,188	69,945
BGC Partners Inc. Class A	10,804	46,241
BioMed Realty Trust Inc.	21,820	301,116
BlackRock Kelso Capital Corp.	2,843	21,095
Boston Private Financial Holdings Inc.	15,761	102,604
Bridge Bancorp Inc.	1,451	35,303
Broadpoint Gleacher Securities Inc. (a)	11,679	97,403
Brookline Bancorp Inc.	13,624	132,425
Brooklyn Federal Bancorp Inc.	733	8,943
Bryn Mawr Bank Corp.	1,505	26,292
Calamos Asset Management Inc. Class A	4,572	59,710
California First National Bancorp	849	9,398
Camden National Corp.	1,686	55,705
Cape Bancorp Inc. (a)	2,761	21,204
Capital City Bank Group Inc.	2,640	37,488
Capital Southwest Corp.	669	51,346
CapLease Inc.	10,014	40,356
Capstead Mortgage Corp.	13,887	193,168

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cardinal Financial Corp.	6,635	$54,606
Cardtronics Inc. (a)	2,497	19,527
Care Investment Trust Inc.	2,905	22,281
Cash America International Inc.	6,452	194,592
Cathay General Bancorp	11,207	90,665
CBL & Associates Properties Inc.	30,974	300,448
Cedar Shopping Centers Inc.	8,414	54,270
Center Bancorp Inc.	2,585	19,465
Centerstate Banks of Florida Inc.	4,171	32,909
Central Pacific Financial Corp.	6,221	15,677
Century Bancorp Inc. Class A	832	18,054
Chemical Financial Corp.	4,920	107,207
Cheviot Financial Corp.	1,064	9,108
Chicopee Bancorp Inc. (a)	1,520	20,079
China Housing & Land Development Inc. (a)	6,015	23,158
Citizens & Northern Corp.	1,964	29,048
Citizens Holding Co.	931	24,634
Citizens Inc. (a)	6,756	42,833
Citizens Republic Bancorp Inc. (a)	27,649	21,013
City Holding Co.	3,631	108,240
Clifton Savings Bancorp Inc.	2,287	22,413
CNA Surety Corp. (a)	3,748	60,718
CNB Financial Corp.	2,024	34,752
CoBiz Financial Inc.	6,659	33,162
Cogdell Spencer Inc.	6,518	31,286
Cohen & Steers Inc.	3,684	88,416
Colonial Properties Trust	10,610	103,235
Columbia Banking Systems Inc.	6,309	104,414
Community Bank System Inc.	7,058	128,950
Community Trust Bancorp Inc.	3,525	92,249
Compass Diversified Holdings	5,227	54,727
CompuCredit Holdings Corp. (a)	4,225	19,900
Conseco Inc. (a)	40,713	214,150
Consolidated-Tomoka Land Co.	1,176	45,041
Cousins Properties Inc.	16,308	135,030
Crawford & Co. Class B (a)	4,811	21,217
Credit Acceptance Corp. (a)	1,302	41,911
CVB Financial Corp.	19,269	146,252
Cypress Sharpridge Investments Inc. (a)	3,685	51,037
Danvers Bancorp Inc.	3,911	53,150
DCT Industrial Trust Inc.	45,908	234,590
Delphi Financial Group Inc.	10,391	235,148
Developers Diversified Realty Corp.	31,900	294,756
Diamond Hill Investment Group (a)	451	26,144
DiamondRock Hospitality Co. (a)	25,949	210,187
Dime Community Bancshares	5,472	62,545
Dollar Financial Corp. (a)	5,319	85,210
Donegal Group Inc.	2,812	43,417
Doral Financial Corp. (a)	1,174	4,344
Duff & Phelps Corp. Class A	3,770	72,233
DuPont Fabros Technology Inc. (a)	6,159	82,099
Dynex Capital Inc.	2,642	22,272
E*TRADE Financial Corp. (a)	326,954	572,170
Eagle Bancorp Inc. (a)	2,329	22,312
East West Bancorp Inc.	20,804	172,673

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Eastern Insurance Holdings Inc.	1,846	$17,592
EastGroup Properties Inc.	5,675	216,898
Education Realty Trust Inc.	12,870	76,319
eHealth Inc. (a)	5,471	79,439
EMC Insurance Group Inc.	1,133	23,940
Employers Holdings Inc.	10,676	165,264
Encore Capital Group Inc. (a)	3,198	43,013
Enstar Group Ltd. (a)	1,550	96,518
Enterprise Bancorp Inc.	1,193	15,270
Enterprise Financial Services Corp.	2,423	22,413
Entertainment Properties Trust	7,842	267,726
Epoch Holding Corp.	2,964	25,935
Equity Lifestyle Properties Inc.	5,734	245,358
Equity One Inc.	7,569	118,606
ESB Financial Corp.	2,149	28,775
ESSA Bancorp Inc.	3,722	49,168
Evercore Partners Inc. Class A	2,367	69,164
Extra Space Storage Inc.	19,516	205,894
EZCORP Inc. (a)	10,111	138,116
Farmers Capital Bank Corp.	1,358	24,281
FBL Financial Group Inc.	2,889	56,133
FBR Capital Markets Corp. (a)	3,960	23,483
FCStone Group Inc. (a)	5,341	25,744
FelCor Lodging Trust Inc.	13,814	62,577
Fifth Street Finance Corp.	6,342	69,318
Financial Federal Corp.	5,829	143,860
Financial Institutions Inc.	2,403	23,958
First Acceptance Corp. (a)	3,296	8,899
First Bancorp (North Carolina)	3,147	56,803
First BanCorp (Puerto Rico)	19,017	58,002
First Bancorp Inc.	1,896	35,266
First Busey Corp.	6,141	28,863
First California Financial Group Inc. (a)	1,589	7,627
First Cash Financial Services Inc. (a)	5,335	91,389
First Commonwealth Financial Corp.	19,279	109,505
First Community Bancshares Inc.	3,193	40,296
First Defiance Financial Corp.	1,905	28,404
First Financial Bancorp	11,556	139,250
First Financial Bankshares Inc.	4,667	230,830
First Financial Corp. Indiana	2,591	79,388
First Financial Holdings Inc.	2,655	42,400
First Financial Northwest Inc.	4,227	24,601
First Financial Service Corp.	953	12,837
First Industrial Realty Trust Inc.	7,892	41,433
First Marblehead Corp. (a)	15,151	33,332
First Merchants Corp.	4,813	33,547
First Mercury Financial Corp.	3,186	42,438
First Midwest Bancorp Inc.	10,668	120,228
First of Long Island Corp., The	1,264	33,610
First Potomac Realty Trust	5,714	66,054
First South Bancorp Inc.	1,918	22,057
FirstMerit Corp.	18,326	348,744
Flagstar Bancorp Inc. (a)	18,788	19,352
Flagstone Reinsurance Holdings Ltd.	9,086	102,490
Flushing Financial Corp.	6,725	76,665
FNB Corp. (PA)	25,869	183,929

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Forestar Group Inc. (a)	8,176	$140,464
Fox Chase Bancorp Inc. (a)	1,345	13,477
FPIC Insurance Group Inc. (a)	1,428	47,909
Franklin Street Properties Corp.	14,911	195,334
GAMCO Investors Inc.	1,663	75,999
German American Bancorp Inc.	2,586	40,109
Getty Realty Corp.	3,991	97,939
GFI Group Inc.	14,513	104,929
Glacier Bancorp Inc.	13,785	205,948
Gladstone Capital Corp.	4,627	41,319
Gladstone Commercial Corp.	2,004	27,415
Gladstone Investment Corp.	4,835	23,450
Glimcher Realty Trust	13,778	50,565
Government Properties Income Trust (a)	2,567	61,634
Gramercy Capital Corp. (a)	9,141	22,213
Great Southern Bancorp Inc.	2,100	49,791
Greenlight Capital Re Ltd. Class A (a)	6,326	118,929
Guaranty Bancorp (a)	12,018	17,787
Hallmark Financial Services Inc. (a)	1,369	11,020
Hampton Roads Bankshares Inc.	4,313	12,421
Hancock Holding Co.	5,364	201,525
Harleysville Group Inc.	2,994	94,760
Harleysville National Corp.	9,408	50,145
Harris & Harris Group Inc. (a)	5,103	31,894
Hatteras Financial Corp.	8,039	241,009
Healthcare Realty Trust Inc.	13,449	284,177
Heartland Financial USA Inc.	2,871	42,347
Hercules Technology Growth Capital Inc.	7,707	75,683
Heritage Financial Corp.	1,318	17,332
Heritage Financial Group	462	3,825
Hersha Hospitality Trust	9,181	28,461
Highwoods Properties Inc.	15,770	495,966
Hilltop Holdings Inc. (a)	9,172	112,449
Home Bancorp Inc. (a)	2,094	25,484
Home Bancshares Inc.	3,910	85,707
Home Federal Bancorp Inc.	3,895	44,481
Home Properties Inc.	7,419	319,685
Horace Mann Educators Corp.	8,790	122,796
IBERIABANK Corp.	4,669	212,720
Independence Holding Co.	1,268	7,456
Independent Bank Corp. (MA)	4,664	103,214
Infinity Property & Casualty Corp.	3,034	128,884
Inland Real Estate Corp.	15,206	133,205
International Assets Holding Corp. (a)	923	15,239
International Bancshares Corp.	11,714	191,055
Invesco Mortgage Capital (a)	1,968	43,001
Investors Bancorp Inc. (a)	10,784	114,418
Investors Real Estate Trust	13,866	125,349
iStar Financial Inc. (a)	23,178	70,461
JMP Group Inc.	3,431	33,143
Kansas City Life Insurance Co.	1,005	31,296
Kayne Anderson Energy Development Co.	2,444	32,334
KBW Inc. (a)	7,894	254,345
Kearny Financial Corp.	4,186	43,618

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kentucky First Federal Bancorp	838	$10,467
K-Fed Bancorp	1,049	9,462
Kilroy Realty Corp.	9,695	268,939
Kite Realty Group Trust	9,198	38,356
Knight Capital Group Inc. Class A (a)	20,775	451,856
Kohlberg Capital Corp.	3,792	22,866
LaBranche & Co. Inc. (a)	10,918	37,121
Lakeland Bancorp Inc.	4,500	33,750
Lakeland Financial Corp.	2,682	55,383
LaSalle Hotel Properties	14,426	283,615
Legacy Bancorp Inc.	1,734	18,207
Lexington Realty Trust	20,199	103,015
Life Partners Holdings Inc.	1,621	29,016
LTC Properties Inc.	5,136	123,469
Maiden Holdings Ltd.	10,780	78,371
Main Street Capital Corp.	1,663	23,664
MainSource Financial Group Inc.	4,982	33,878
MarketAxess Holdings Inc. (a)	6,874	82,832
Max Capital Group Ltd.	10,398	222,205
MB Financial Inc.	11,210	235,074
MCG Capital Corp. (a)	15,129	63,391
Meadowbrook Insurance Group Inc.	12,792	94,661
Medallion Financial Corp.	3,251	27,178
Medical Properties Trust Inc.	17,941	140,119
Mercer Insurance Group Inc.	1,313	23,726
Merchants Bancshares Inc.	1,122	23,966
Meridian Interstate Bancorp Inc. (a)	2,297	19,524
Metro Bancorp Inc. (a)	1,134	13,801
MF Global Ltd. (a)	21,080	153,252
MFA Financial Inc.	62,970	501,241
MGIC Investment Corp. (a)	27,778	205,835
Mid-America Apartment Communities Inc.	6,351	286,621
MidSouth Bancorp Inc.	1,080	14,256
Mission West Properties Inc.	4,317	29,053
Monmouth Real Estate Investment Corp. Class A	4,326	30,109
Montpelier Re Holdings Ltd.	19,102	311,745
MVC Capital Inc.	4,229	37,131
Nara Bancorp Inc.	4,776	33,193
NASB Financial Inc.	797	20,961
National Bankshares Inc.	1,617	41,153
National Financial Partners Corp. (a)	9,338	81,427
National Health Investors Inc.	5,832	184,583
National Interstate Corp.	1,344	23,520
National Penn Bancshares Inc.	28,221	172,430
National Retail Properties Inc.	17,742	380,921
National Western Life Insurance Co.	508	89,398
Navigators Group Inc. (a)	2,704	148,720
NBT Bancorp Inc.	7,713	173,851
Nelnet Inc. Class A (a)	4,374	54,413
NewAlliance Bancshares Inc.	23,585	252,360
NewStar Financial Inc. (a)	5,235	17,223
NGP Capital Resources Co.	4,746	34,456
Northeast Community Bancorp Inc.	1,399	10,325
Northfield Bancorp Inc.	4,198	53,734

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Northrim BanCorp Inc.	1,489	$22,707
NorthStar Realty Finance Corp.	13,140	46,121
Northwest Bancorp Inc.	3,850	87,934
Norwood Financial Corp.	445	13,840
NYMAGIC Inc.	1,234	21,299
OceanFirst Financial Corp.	1,936	22,458
Ocwen Financial Corp. (a)	12,815	145,066
Ohio Valley Banc Corp.	933	24,724
Old National Bancorp	19,467	218,030
Old Point Financial Corp.	524	8,730
Old Second Bancorp Inc.	2,479	14,205
Omega Healthcare Investors Inc.	18,503	296,418
Oppenheimer Holdings Inc. Class A	2,102	51,184
optionsXpress Holdings Inc.	9,623	166,285
Oriental Financial Group Inc.	5,331	67,704
Oritani Financial Corp.	2,339	31,904
Orrstown Financial Services Inc.	1,194	46,136
Pacific Capital Bancorp	10,180	14,659
Pacific Continental Corp.	3,171	33,391
PacWest Bancorp	5,712	108,814
Park National Corp.	2,426	141,533
Parkway Properties Inc.	4,850	95,545
Peapack-Gladstone Financial Corp.	1,909	30,659
PennantPark Investment Corp.	4,727	38,336
Penns Woods Bancorp Inc.	898	28,745
Pennsylvania Real Estate Investment Trust	8,010	60,956
Pennymac Mortgage Investment Trust (a)	3,286	65,424
Penson Worldwide Inc. (a)	4,668	45,466
Peoples Bancorp Inc.	2,164	28,240
Peoples Financial Corp.	893	16,619
PHH Corp. (a)	12,331	244,647
Phoenix Companies Inc. (a)	25,131	81,676
PICO Holdings Inc. (a)	5,077	169,318
Pinnacle Financial Partners Inc. (a)	7,475	95,007
Piper Jaffray Co. (a)	4,451	212,402
Platinum Underwriters Holdings Ltd.	11,472	411,156
PMA Capital Corp. (a)	7,092	40,353
PMI Group Inc.	14,894	63,300
Porter Bancorp Inc.	696	11,345
Portfolio Recovery Associates Inc. (a)	3,459	156,796
Post Properties Inc.	9,692	174,456
Potlatch Corp.	8,721	248,112
PremierWest Bancorp	4,446	12,049
Presidential Life Corp.	4,808	49,811
Primus Guaranty Ltd. (a)	5,119	21,858
PrivateBancorp Inc.	7,865	192,378
ProAssurance Corp. (a)	7,334	382,761
Prospect Capital Corp.	10,922	116,975
Prosperity Bancshares Inc.	10,224	355,693
Provident Financial Services Inc.	13,773	141,724
Provident New York Bancorp	8,010	76,496
Prudential Bancorp Inc. of Pennsylvania	956	9,598
PS Business Parks Inc.	4,018	206,204

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Pzena Investment Management Inc. Class A (a)	1,311	$10,711
QC Holdings Inc.	1,687	11,387
Radian Group Inc.	17,857	188,927
RAIT Financial Trust	13,604	39,996
Ramco-Gershenson Properties Trust	5,802	51,754
Redwood Trust Inc.	16,992	263,376
Renasant Corp.	4,597	68,265
Republic Bancorp Inc. (Kentucky)	2,036	40,639
Republic First Bancorp Inc. (a)	1,704	7,736
Resource America Inc. Class A	2,649	12,742
Resource Capital Corp.	4,351	23,669
Rewards Network Inc. (a)	1,507	20,706
Riskmetrics Group Inc. (a)	4,998	73,071
RLI Corp.	4,173	220,251
Rockville Financial Inc.	1,779	19,124
Roma Financial Corp.	2,179	27,085
S&T Bancorp Inc.	5,473	70,930
Safeguard Scientifics Inc. (a)	4,648	50,989
Safety Insurance Group Inc.	3,067	100,966
Sanders Morris Harris Group Inc.	4,259	25,171
Sandy Spring Bancorp Inc.	3,602	58,641
Santander BanCorp (a)	864	8,424
Saul Centers Inc.	1,486	47,701
SCBT Financial Corp.	2,804	78,792
Seabright Insurance Holdings (a)	4,651	53,114
Selective Insurance Group Inc.	11,667	183,522
Shore Bancshares Inc.	1,840	30,783
Sierra Bancorp	1,626	19,528
Signature Bank (a)	9,120	264,480
Simmons First National Corp.	3,107	89,513
Smithtown Bancorp Inc.	3,420	39,467
South Financial Group Inc.	36,374	53,470
Southside Bancshares Inc.	3,019	67,988
Southwest Bancorp Inc.	3,244	45,546
Sovran Self Storage Inc.	4,925	149,868
Starwood Property Trust Inc. (a)	9,047	183,202
State Auto Financial Corp.	3,126	56,049
State Bancorp Inc.	3,136	26,499
StellarOne Corp.	4,955	73,086
Sterling Bancorp NY	3,935	28,411
Sterling Bancshares Inc. TX	18,413	134,599
Sterling Financial Corp. WA (a)	11,875	23,750
Stewart Information Services Corp.	3,746	46,338
Stifel Financial Corp. (a)	6,711	368,434
Strategic Hotels & Resorts Inc. (a)	16,341	42,323
Suffolk Bancorp	2,063	61,085
Sun Bancorp Inc. (New Jersey) (a)	3,251	17,165
Sun Communities Inc.	3,611	77,709
Sunstone Hotel Investors Inc.	16,804	119,308
Susquehanna Bancshares Inc.	19,654	115,762
SVB Financial Group (a)	7,467	323,097
SWS Group Inc.	5,343	76,939
SY Bancorp Inc.	2,648	61,142
Tanger Factory Outlet Centers Inc.	9,046	337,778

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Tejon Ranch Co. (a)	2,443	$62,736
Territorial Bancorp Inc. (a)	2,732	42,838
Teton Advisors Inc. Class B (a)(b)	25	68
Texas Capital Bancshares Inc. (a)	7,673	129,213
Thomas Weisel Partners Group Inc. (a)	4,908	26,209
TICC Capital Corp.	6,228	31,389
Tompkins Financial Corp.	1,813	79,228
Tower Bancorp Inc.	816	21,436
Tower Group Inc.	9,167	223,583
TowneBank	4,554	58,064
TradeStation Group Inc. (a)	7,702	62,771
Transcontinental Realty Investors Inc. (a)	317	3,709
Tree.com Inc. (a)	1,518	11,461
Triangle Capital Corp.	1,749	21,583
Trico Bancshares	3,216	52,742
Trustco Bank Corp. NY	16,217	101,356
Trustmark Corp.	13,038	248,374
U.S. Global Investors Inc. Class A	2,775	34,216
UCBH Holdings Inc.	23,444	18,755
UMB Financial Corp.	7,081	286,356
UMH Properties Inc.	2,068	16,854
Umpqua Holdings Corp.	19,497	206,668
Union Bankshares Corp.	4,093	50,958
United America Indemnity Ltd. Class A (a)	7,881	58,241
United Bankshares Inc.	8,694	170,315
United Community Banks Inc. (a)	9,986	49,930
United Financial Bancorp Inc.	3,893	45,081
United Fire & Casualty Co.	4,998	89,464
United Security Bancshares Inc.	1,409	31,266
Universal Health Realty Income Trust	2,565	83,491
Universal Insurance Holdings Inc.	3,123	15,709
Univest Corp. of Pennsylvania	3,694	80,049
Urstadt Biddle Properties Inc.	4,525	66,020
U-Store-It Trust	17,879	111,744
ViewPoint Financial Group	2,260	31,730
Virtus Investment Partners Inc. (a)	1,256	19,606
Walter Investment Management Corp.	4,155	66,563
Washington Banking Co.	2,242	20,761
Washington Real Estate Investment Trust	12,928	372,326
Washington Trust Bancorp Inc.	3,132	54,873
Waterstone Financial Inc. (a)	1,525	7,716
Webster Financial Corp.	15,306	190,866
WesBanco Inc.	5,324	82,309
West Bancorporation	3,812	18,908
Westamerica Bancorporation	6,462	336,024
Western Alliance Bancorp (a)	10,660	67,265
Westfield Financial Inc.	6,950	58,866
Westwood Holdings Group Inc.	1,296	44,971
Wilber Corp.	1,377	11,567
Wilshire Bancorp Inc.	4,217	30,953
Winthrop Realty Trust	2,300	22,402
Wintrust Financial Corp.	5,484	153,333

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
World Acceptance Corp. (a)	3,638	$91,714
WSFS Financial Corp.	1,364	36,337
Yadkin Valley Financial Corp.	4,347	20,300
Zenith National Insurance Corp.	8,173	252,546

		40,649,893

Health Care (14.03%)
Abaxis Inc. (a)	5,004	133,857
Abiomed Inc. (a)	6,876	66,766
Accelrys Inc. (a)	5,864	34,011
Accuray Inc. (a)	9,344	60,736
Acorda Therapeutics Inc. (a)	8,579	199,719
Acura Pharmaceuticals Inc. (a)	1,778	9,086
Adolor Corp. (a)	10,092	16,046
Affymax Inc. (a)	3,209	76,663
Affymetrix Inc. (a)	16,097	141,332
Air Methods Corp. (a)	2,354	76,670
Akorn Inc. (a)	12,611	17,277
Albany Molecular Research Inc. (a)	5,087	44,053
Align Technology Inc. (a)	13,147	186,950
Alkermes Inc. (a)	20,734	190,545
Alliance HealthCare Services Inc. (a)	5,809	32,879
Allied Healthcare International Inc. (a)	10,573	29,604
Allion Healthcare Inc. (a)	4,657	27,243
Allos Therapeutics Inc. (a)	14,476	104,951
Almost Family Inc. (a)	1,584	47,124
Alnylam Pharmaceuticals Inc. (a)	7,812	177,176
Alphatec Holdings Inc. (a)	7,634	35,116
AMAG Pharmaceuticals Inc. (a)	3,841	167,775
Amedisys Inc. (a)	6,094	265,881
America Service Group Inc. (a)	1,934	31,988
American Caresource Holdings Inc. (a)	2,674	11,685
American Dental Partners Inc. (a)	3,034	42,476
American Medical Systems Holdings Inc. (a)	16,193	273,986
AMERIGROUP Corp. (a)	11,593	257,017
AMICAS Inc. (a)	8,269	29,768
Amicus Therapeutics Inc. (a)	3,542	30,992
AMN Healthcare Services Inc. (a)	7,429	70,650
Amsurg Corp. (a)	6,633	140,819
Analogic Corp.	2,943	108,950
Angiodynamics Inc. (a)	5,306	73,117
Ardea Biosciences Inc. (a)	3,117	57,103
Arena Pharmaceuticals Inc. (a)	21,025	93,982
Ariad Pharmaceuticals Inc. (a)	24,447	54,272
ArQule Inc. (a)	9,294	42,195
Array Biopharma Inc. (a)	10,688	25,437
ARYx Therapeutics Inc. (a)	4,890	15,306
Aspect Medical Systems Inc. (a)	4,091	49,010
Assisted Living Concepts Inc. Class A (a)	2,407	49,873
athenahealth Inc. (a)	7,354	282,173
Atrion Corp.	329	47,508
ATS Medical Inc. (a)	11,075	29,681
Auxilium Pharmaceuticals Inc. (a)	9,393	321,335

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AVANIR Pharmaceuticals Inc. Class A (a)	14,204	$29,544
AVI BioPharma Inc. (a)	23,848	41,019
BioCryst Pharmaceuticals Inc. (a)	5,043	41,554
Biodel Inc. (a)	3,332	17,893
BioDelivery Sciences International Inc. (a)	2,232	10,714
BioMimetic Therapeutics Inc. (a)	2,903	35,446
Bio-Reference Laboratories Inc. (a)	2,601	89,474
BioScrip Inc. (a)	8,114	54,851
BioSpecifics Technologies Corp. (a)	851	27,241
BMP Sunstone Corp. (a)	7,568	30,802
Bovie Medical Corp. (a)	3,977	31,219
Bruker Corp. (a)	11,096	118,394
Cadence Pharmaceuticals Inc. (a)	5,857	64,778
Cambrex Corp. (a)	6,570	41,391
Cantel Medical Corp. (a)	2,732	41,144
Capital Senior Living Corp. (a)	4,614	28,145
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	11,239
Cardiac Science Corp. (a)	4,258	17,032
CardioNet Inc. (a)	5,518	37,081
Cardiovascular Systems Inc. (a)	2,136	15,529
Cardium Therapeutics Inc. (a)	9,182	14,875
Catalyst Health Solutions Inc. (a)	8,121	236,727
Celera Corp. (a)	18,545	115,535
Cell Therapeutics Inc. (a)	121,678	149,664
Celldex Therapeutics Inc. (a)	2,365	12,984
Centene Corp. (a)	9,793	185,479
Cepheid Inc. (a)	12,658	167,339
Chelsea Therapeutics International Ltd. (a)	5,548	13,925
Chemed Corp.	4,944	216,992
Chindex International Inc. (a)	3,254	40,935
Clarient Inc. (a)	7,019	29,550
Clinical Data Inc. (a)	2,270	37,841
Computer Programs & Systems Inc.	2,152	89,114
Conceptus Inc. (a)	6,925	128,388
Conmed Corp. (a)	6,615	126,810
Continucare Corp. (a)	6,910	20,868
Cornerstone Therapeutics Inc. (a)	1,538	10,074
Corvel Corp. (a)	1,758	49,927
Cross Country Healthcare Inc. (a)	6,774	63,066
CryoLife Inc. (a)	6,105	48,657
Cubist Pharmaceuticals Inc. (a)	13,024	263,085
Cumberland Pharmaceuticals Inc. (a)	1,805	29,223
Curis Inc. (a)	14,968	35,025
Cutera Inc. (a)	3,115	26,945
Cyberonics Inc. (a)	6,347	101,171
Cynosure Inc. Class A (a)	2,094	24,395
Cypress Bioscience Inc. (a)	8,706	71,128
Cytokinetics Inc. (a)	8,286	43,833
Cytori Therapeutics Inc. (a)	7,083	27,978
Delcath Systems Inc. (a)	5,339	26,214
DepoMed Inc. (a)	10,518	45,964
Dexcom Inc. (a)	10,757	85,303
Dionex Corp. (a)	3,978	258,451

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Discovery Laboratories Inc. (a)	30,534	$41,526
Durect Corp. (a)	18,266	48,770
Dyax Corp. (a)	15,132	54,324
Eclipsys Corp. (a)	12,737	245,824
Electro-Optical Sciences Inc. (a)	4,125	39,518
Emergency Medical Services Corp. Class A (a)	2,201	102,346
Emergent Biosolutions Inc. (a)	3,798	67,073
Emeritus Corp. (a)	4,320	94,824
Endologix Inc. (a)	10,260	63,509
Ensign Group Inc.	2,567	36,015
EnteroMedics Inc. (a)	3,609	17,287
Enzo Biochem Inc. (a)	7,253	51,351
Enzon Pharmaceuticals Inc. (a)	10,395	85,759
eResearch Technology Inc. (a)	9,493	66,451
ev3 Inc. (a)	16,432	202,278
Exactech Inc. (a)	1,888	29,717
Exelixis Inc. (a)	23,390	149,228
Facet Biotech Corp. (a)	5,242	90,634
Genomic Health Inc. (a)	2,995	65,471
Genoptix Inc. (a)	3,618	125,834
Gentiva Health Services Inc. (a)	6,284	157,163
Geron Corp. (a)	20,126	132,027
Greatbatch Inc. (a)	5,238	117,698
GTx Inc. (a)	4,085	52,288
Haemonetics Corp. (a)	5,633	316,124
Halozyme Therapeutics Inc. (a)	14,655	104,197
Hanger Orthopedic Group Inc. (a)	5,841	81,015
Hansen Medical Inc. (a)	5,606	19,621
Harvard Bioscience Inc. (a)	5,775	21,887
Health Grades Inc. (a)	5,587	27,656
Healthsouth Corp. (a)	19,489	304,808
Healthspring Inc. (a)	10,697	131,038
Healthways Inc. (a)	7,720	118,270
HeartWare International Inc. (a)	1,091	32,719
Hemispherx Biopharma Inc. (a)	25,749	51,498
Hi-Tech Pharmacal Co. Inc. (a)	1,915	42,973
HMS Holdings Corp. (a)	5,833	222,996
Home Diagnostics Inc. (a)	2,732	18,468
Human Genome Sciences Inc. (a)	36,567	688,191
ICU Medical Inc. (a)	2,827	104,203
Idenix Pharmaceuticals Inc. (a)	5,477	16,924
Idera Pharmaceuticals Inc. (a)	4,508	33,404
I-Flow Corp. (a)	4,736	53,943
Immucor Inc. (a)	15,528	274,846
ImmunoGen Inc. (a)	11,414	92,568
Immunomedics Inc. (a)	14,307	78,975
Impax Laboratories Inc. (a)	12,928	112,991
Incyte Corp. (a)	15,246	102,910
Infinity Pharmaceuticals Inc. (a)	4,208	26,216
Insmed Inc. (a)	29,222	23,962
Inspire Pharmaceuticals Inc. (a)	13,789	71,979
Insulet Corp. (a)	6,070	68,166
Integra LifeSciences Holdings Corp. (a)	4,081	139,366
InterMune Inc. (a)	8,234	131,168
Invacare Corp.	6,248	139,205

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
inVentiv Health Inc. (a)	7,642	$127,851
IPC The Hospitalist Co. (a)	3,431	107,905
IRIS International Inc. (a)	4,038	45,629
Isis Pharmaceuticals Inc. (a)	20,517	298,933
ISTA Pharmaceuticals Inc. (a)	7,764	34,627
Javelin Pharmaceuticals Inc. (a)	10,759	20,980
Kendle International Inc. (a)	3,270	54,674
Kensey Nash Corp. (a)	1,784	51,647
Kindred Healthcare Inc. (a)	8,459	137,290
KV Pharmaceutical Co. Class A (a)	7,460	22,902
Landauer Inc.	2,107	115,843
Lannett Company Inc. (a)	2,393	17,900
LCA-Vision Inc. (a)	3,890	27,269
Lexicon Pharmaceuticals Inc. (a)	17,580	37,445
LHC Group Inc. (a)	3,437	102,869
Life Sciences Research Inc. (a)	1,915	15,243
Ligand Pharmaceuticals Inc. Class B (a)	27,137	62,686
Luminex Corp. (a)	9,480	161,160
Magellan Health Services Inc. (a)	7,725	239,938
MAKO Surgical Corp. (a)	4,231	37,064
MannKind Corp. (a)	13,148	129,508
MAP Pharmaceuticals Inc. (a)	1,706	17,845
Martek Biosciences Corp. (a)	7,173	162,038
Masimo Corp. (a)	11,157	292,313
Matrixx Initiatives Inc. (a)	2,257	12,820
Maxygen Inc. (a)	6,036	40,381
MedAssets Inc. (a)	8,869	200,173
Medcath Corp. (a)	3,490	30,607
Medical Action Industries Inc. (a)	3,253	39,264
Medicines Co. (a)	12,146	133,727
Medicis Pharmaceutical Corp.	13,323	284,446
Medidata Solutions Inc. (a)	1,619	24,528
Medivation Inc. (a)	6,426	174,402
MedQuist Inc.	2,185	13,897
Merge Healthcare Inc. (a)	6,087	25,018
Meridian Bioscience Inc.	8,860	221,589
Merit Medical Systems Inc. (a)	6,391	110,756
Metabolix Inc. (a)	4,159	42,755
Metropolitan Health Networks Inc. (a)	9,512	20,736
Micromet Inc. (a)	12,886	85,821
Micrus Endovascular Corp. (a)	3,408	44,134
MiddleBrook Pharmaceuticals Inc. (a)	7,842	9,018
Molecular Insight Pharmaceuticals Inc. (a)	3,868	21,390
Molina Healthcare Inc. (a)	2,978	61,615
Momenta Pharmaceuticals Inc. (a)	8,171	86,694
MWI Veterinary Supply Inc. (a)	2,294	91,645
Myriad Pharmaceuticals Inc. (a)	5,336	31,269
Nabi Biopharmaceuticals (a)	11,390	40,890
Nanosphere Inc. (a)	2,818	20,177
National Healthcare Corp.	1,863	69,471
National Research Corp.	371	8,952
Natus Medical Inc. (a)	6,482	100,017
Nektar Therapeutics (a)	21,037	204,900
Neogen Corp. (a)	2,987	96,450
Neurocrine Biosciences Inc. (a)	8,635	26,337

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NeurogesX Inc. (a)	2,452	$19,616
Nighthawk Radiology Holdings Inc. (a)	3,911	28,277
NovaMed Inc. (a)	4,708	21,327
Novavax Inc. (a)	13,182	52,201
NPS Pharmaceuticals Inc. (a)	10,344	41,583
NuVasive Inc. (a)	8,024	335,082
NxStage Medical Inc. (a)	4,328	28,954
Obagi Medical Products Inc. (a)	3,884	45,054
Odyssey HealthCare Inc. (a)	7,191	89,888
Omnicell Inc. (a)	7,276	81,055
OncoGenex Pharmaceutical Inc. (a)	943	33,948
Onyx Pharmaceuticals Inc. (a)	13,866	415,564
Opko Health Inc. (a)	10,460	23,849
Optimer Pharmaceuticals Inc. (a)	6,293	85,144
OraSure Technologies Inc. (a)	10,350	30,015
Orexigen Therapeutics Inc. (a)	5,967	58,775
Orthofix International NV (a)	3,870	113,739
Orthovita Inc. (a)	14,487	63,598
Osiris Therapeutics Inc. (a)	3,677	24,489
Owens & Minor Inc.	9,281	419,965
OXiGENE Inc. (a)	6,468	9,185
Pain Therapeutics Inc. (a)	7,727	39,099
Palomar Medical Technologies Inc. (a)	4,226	68,503
Par Pharmaceutical Companies Inc. (a)	7,924	170,445
Parexel International Corp. (a)	12,584	171,017
PDL BioPharma Inc.	26,563	209,316
Pharmasset Inc. (a)	4,630	97,878
PharMerica Corp. (a)	6,936	128,802
Phase Forward Inc. (a)	9,709	136,314
Poniard Pharmaceuticals Inc. (a)	5,399	40,385
Pozen Inc. (a)	5,665	41,694
Progenics Pharmaceuticals Inc. (a)	5,845	30,628
Protalix BioTherapeutics Inc. (a)	8,085	66,782
Providence Service Corp. (a)	2,574	30,013
PSS World Medical Inc. (a)	13,019	284,205
Psychiatric Solutions Inc. (a)	12,652	338,568
Quality Systems Inc.	5,211	320,841
Questcor Pharmaceuticals Inc. (a)	12,221	67,460
Quidel Corp. (a)	5,961	96,747
Radnet Inc. (a)	5,343	13,838
Regeneron Pharmaceuticals Inc. (a)	14,243	274,890
RehabCare Group Inc. (a)	4,189	90,859
Repligen Corp. (a)	6,799	34,063
Repros Therapeutics Inc. (a)	2,239	2,015
Res-Care Inc. (a)	5,790	82,276
Rigel Pharmaceuticals Inc. (a)	11,123	91,209
Rochester Medical Corp. (a)	2,342	28,198
Rockwell Medical Technologies Inc. (a)	3,320	25,830
RTI Biologics Inc. (a)	11,797	51,317
Salix Pharmaceuticals Ltd. (a)	10,956	232,925
Sangamo BioSciences Inc. (a)	8,500	69,785
Santarus Inc. (a)	12,113	39,852
Savient Pharmaceuticals Inc. (a)	13,825	210,140
SciClone Pharmaceuticals Inc. (a)	8,411	35,831
Seattle Genetics Inc. (a)	18,696	262,305
Sequenom Inc. (a)	13,726	44,335

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SIGA Technologies Inc. (a)	6,042	$47,671
Sirona Dental Systems Inc. (a)	3,705	110,224
Skilled Healthcare Group Inc. Class A (a)	3,845	30,875
Somanetics Corp. (a)	2,819	45,442
SonoSite Inc. (a)	3,934	104,094
Spectranetics Corp. (a)	7,119	45,633
Spectrum Pharmaceuticals Inc. (a)	8,808	59,278
StemCells Inc. (a)	24,083	39,255
Stereotaxis Inc. (a)	6,177	27,549
STERIS Corp.	13,005	396,002
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	11,631
Sun Healthcare Group Inc. (a)	10,111	87,359
Sunrise Senior Living Inc. (a)	9,860	29,876
SuperGen Inc. (a)	13,841	36,955
SurModics Inc. (a)	3,384	83,246
Symmetry Medical Inc. (a)	7,788	80,762
Synovis Life Technologies Inc. (a)	2,731	37,688
Synta Pharmaceuticals Corp. (a)	3,657	11,337
Theravance Inc. (a)	11,993	175,578
Thoratec Corp. (a)	12,507	378,587
TomoTherapy Inc. (a)	8,980	38,883
TranS1 Inc. (a)	2,672	12,852
Transcend Services Inc. (a)	1,473	25,733
Triple-S Management Corp. Class B (a)	4,774	80,060
U.S. Physical Therapy Inc. (a)	2,600	39,182
Universal American Financial Corp. (a)	6,257	58,941
Utah Medical Products Inc.	758	22,225
Vanda Pharmaceuticals Inc. (a)	6,196	72,121
Varian Inc. (a)	6,347	324,078
Vascular Solutions Inc. (a)	3,785	31,302
Vical Inc. (a)	10,004	42,617
ViroPharma Inc. (a)	16,830	161,905
Virtual Radiologic Corp. (a)	1,526	19,884
Vital Images Inc. (a)	3,328	41,667
VIVUS Inc. (a)	17,934	187,410
Volcano Corp. (a)	11,054	185,928
WellCare Health Plans Inc. (a)	9,527	234,841
West Pharmaceutical Services Inc.	7,234	293,773
Wright Medical Group Inc. (a)	8,631	154,150
Xenoport Inc. (a)	6,767	143,663
Young Innovations Inc.	1,277	33,598
Zoll Medical Corp. (a)	4,808	103,468
ZymoGenetics Inc. (a)	8,495	51,310

		28,495,684

Industrials (15.53%)
3D Systems Corp. (a)	3,684	34,003
Aaon Inc.	2,941	59,055
AAR Corp. (a)	8,769	192,392
ABM Industries Inc.	10,452	219,910
Acacia Research - Acacia Technologies (a)	7,442	64,820
ACCO Brands Corp. (a)	11,895	85,882
Aceto Corp.	5,355	35,343

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Actuant Corp. Class A	15,368	$246,810
Acuity Brands Inc.	9,476	305,222
Administaff Inc.	4,737	124,441
Advanced Battery Technologies Inc. (a)	11,610	50,387
Advisory Board Co. (a)	3,585	90,127
Aerovironment Inc. (a)	3,087	86,714
Air Transport Services Group Inc. (a)	13,027	45,073
Aircastle Ltd.	10,241	99,030
Airtran Holdings Inc. (a)	26,331	164,569
Alamo Group Inc.	1,355	21,409
Alaska Air Group Inc. (a)	8,271	221,580
Albany International Corp. Class A	5,793	112,384
Allegiant Travel Co. (a)	3,413	130,001
Altra Holdings Inc. (a)	5,797	64,868
Amerco Inc. (a)	1,975	90,574
American Commercial Lines Inc. (a)	1,962	57,133
American Ecology Corp.	4,219	78,895
American Railcar Industries Inc.	2,027	21,506
American Reprographics Co. (a)	7,995	76,112
American Science & Engineering Inc.	2,051	139,550
American Superconductor Corp. (a)	9,539	319,938
American Woodmark Corp.	2,358	45,604
Ameron International Corp.	2,110	147,658
Ampco-Pittsburgh Corp.	1,816	48,287
AMREP Corp. (a)	461	6,085
AO Smith Corp.	4,836	184,252
APAC Customer Services Inc. (a)	5,956	35,200
Apogee Enterprises Inc.	6,351	95,392
Applied Industrial Technologies Inc.	9,606	203,263
Applied Signal Technology Inc.	2,966	69,019
Argan Inc. (a)	1,741	23,399
ARGON ST Inc. (a)	3,117	59,379
Arkansas Best Corp.	5,686	170,239
Ascent Solar Technologies Inc. (a)	3,647	27,498
Astec Industries Inc. (a)	4,045	103,026
Astronics Corp. (a)	2,173	20,426
ATC Technology Corp. (a)	4,557	90,046
Atlas Air Worldwide Holdings Inc. (a)	3,665	117,170
Avis Budget Group Inc. (a)	22,418	299,504
AZZ Inc. (a)	2,760	110,869
Badger Meter Inc.	3,321	128,489
Baldor Electric Co.	10,213	279,223
Barnes Group Inc.	10,585	180,898
Barrett Business Services Inc.	1,808	19,129
Beacon Roofing Supply Inc. (a)	9,860	157,563
Belden Inc.	10,550	243,705
Blount International Inc. (a)	8,487	80,372
BlueLinx Holdings Inc. (a)	3,572	14,324
Bowne & Co. Inc.	8,601	66,228
Brady Corp.	10,543	302,795
Briggs & Stratton Corp.	10,936	212,268
Broadwind Energy Inc. (a)	7,302	57,613
Builders Firstsource Inc. (a)	3,994	17,414
CAI International Inc. (a)	1,609	11,858
Cascade Corp.	1,993	53,293
CBIZ Inc. (a)	10,141	75,652

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CDI Corp.	2,940	$41,307
Celadon Group Inc. (a)	4,880	55,193
Cenveo Inc. (a)	10,556	73,048
Ceradyne Inc. (a)	5,840	107,047
Chart Industries Inc. (a)	6,460	139,471
Chase Corp.	1,437	16,813
China BAK Battery Inc. (a)	6,913	34,219
China Fire & Security Group Inc. (a)	3,062	58,790
CIRCOR International Inc.	3,878	109,592
Clarcor Inc.	11,316	354,870
Clean Harbors Inc. (a)	4,866	273,761
Colfax Corp. (a)	4,912	52,215
Columbus McKinnon Corp. (a)	4,169	63,160
Comfort Systems USA Inc.	8,807	102,073
COMSYS IT Partners Inc. (a)	3,725	23,840
Consolidated Graphics Inc. (a)	2,187	54,566
Cornell Companies Inc. (a)	2,436	54,664
Corporate Executive Board Co.	7,661	190,759
CoStar Group Inc. (a)	4,478	184,583
Courier Corp.	2,394	36,269
CRA International Inc. (a)	2,428	66,260
Cubic Corp.	3,558	140,434
Curtiss-Wright Corp.	10,010	341,641
Deluxe Corp.	11,136	190,426
Diamond Management & Technology Consultants Inc.	5,601	38,367
DigitalGlobe Inc. (a)	3,424	76,595
Dollar Thrifty Automotive Group Inc. (a)	4,874	119,852
Ducommun Inc.	2,316	43,796
DXP Enterprises Inc. (a)	1,570	17,506
Dycom Industries Inc. (a)	8,883	109,261
Dynamex Inc. (a)	2,021	33,003
Dynamic Materials Corp.	2,766	55,209
DynCorp International Inc. Class A (a)	5,693	102,474
Eagle Bulk Shipping Inc.	13,923	71,425
Eastern Co.	1,401	22,276
EMCOR Group Inc. (a)	14,593	369,495
Encore Wire Corp.	4,008	89,539
Ener1 Inc. (a)	10,108	69,947
Energy Conversion Devices Inc. (a)	10,433	120,814
Energy Recovery Inc. (a)	7,814	45,477
EnergySolutions Inc.	16,420	151,392
EnerNOC Inc. (a)	3,152	104,520
EnerSys (a)	8,868	196,160
Ennis Inc.	5,646	91,070
EnPro Industries Inc. (a)	4,385	100,241
ESCO Technologies Inc. (a)	5,963	234,942
Esterline Technologies Corp. (a)	6,730	263,883
Evergreen Solar Inc. (a)	43,992	84,465
Exponent Inc. (a)	3,170	89,299
Federal Signal Corp.	10,791	77,587
First Advantage Corp. Class A (a)	2,252	41,775
Flanders Corp. (a)	3,514	18,132
Flow International Corp. (a)	8,247	21,360
Force Protection Inc. (a)	16,097	87,890
Forward Air Corp.	6,566	152,003

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Franklin Covey Co. (a)	3,003	$17,568
Franklin Electric Co. Inc.	5,068	145,300
Freightcar America Inc.	2,628	63,860
Fuel Tech Inc. (a)	4,092	45,830
FuelCell Energy Inc. (a)	15,057	64,293
Furmanite Corp. (a)	7,989	34,433
Fushi Copperweld Inc. (a)	3,163	26,759
G&K Services Inc. Class A	4,147	91,898
Genco Shipping & Trading Ltd.	5,974	124,140
GenCorp Inc. (a)	10,356	55,508
Genesee & Wyoming Inc. (a)	8,341	252,899
Geo Group Inc. (a)	11,207	226,045
GeoEye Inc. (a)	4,165	111,622
Gibraltar Industries Inc.	5,901	78,306
Gormann-Rupp Co., The	3,206	79,861
GP Strategies Corp. (a)	3,701	27,720
GrafTech International Ltd. (a)	26,727	392,887
Graham Corp.	2,178	33,868
Granite Construction Inc.	7,778	240,651
Great Lakes Dredge & Dock Co.	8,729	60,928
Greenbrier Companies Inc.	3,591	42,051
Griffon Corp. (a)	10,054	101,244
GT Solar International Inc. (a)	6,652	38,648
H&E Equipment Services Inc. (a)	6,357	72,025
Harbin Electric Inc. (a)	3,379	57,038
Hawaiian Holdings Inc. (a)	10,861	89,712
Healthcare Services Group Inc.	9,887	181,525
Heartland Express Inc.	11,509	165,730
Heico Corp.	5,040	218,534
Heidrick & Struggles International Inc.	3,844	89,411
Heritage-Crystal Clean Inc. (a)	977	12,457
Herley Industries Inc. (a)	2,959	38,615
Herman Miller Inc.	11,781	199,217
Hexcel Corp. (a)	21,176	242,253
Hill International Inc. (a)	5,140	36,494
HNI Corp.	10,129	239,044
Horizon Lines Inc.	6,887	43,732
Houston Wire & Cable Co.	3,904	43,139
Hub Group Inc. (a)	8,107	185,245
Hurco Companies Inc. (a)	1,407	24,032
Huron Consulting Group Inc. (a)	4,873	125,870
ICF International Inc. (a)	2,051	62,186
ICT Group Inc. (a)	2,157	22,648
II-VI Inc. (a)	5,585	142,082
Innerworkings Inc. (a)	5,691	28,114
Insituform Technologies Inc. (a)	8,496	162,613
Insteel Industries Inc.	3,948	47,179
Integrated Electrical Services Inc. (a)	1,701	13,693
Interface Inc.	10,177	84,469
Interline Brands Inc. (a)	7,503	126,426
International Shipholding Corp.	1,325	40,823
Jetblue Airways Corp. (a)	56,911	340,328
John Bean Technologies Corp.	5,879	106,821
Kadant Inc. (a)	3,056	37,069
Kaman Corp.	5,613	123,374

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kaydon Corp.	7,280	$236,018
Kelly Services Inc. Class A	5,761	70,860
Kforce Inc. (a)	6,625	79,632
Kimball International Inc. Class B	7,002	53,425
Knight Transportation Inc.	12,446	208,844
Knoll Inc.	10,631	110,881
Korn/Ferry International (a)	10,254	149,606
K-Tron International Inc. (a)	532	50,652
L.B. Foster Co. (a)	2,346	71,741
LaBarge Inc. (a)	2,670	30,038
Ladish Co. Inc. (a)	3,686	55,769
Lawson Products Inc.	834	14,520
Layne Christensen Co. (a)	4,431	142,014
Lindsay Corp.	2,777	109,358
LMI Aerospace Inc. (a)	1,901	19,067
LSI Industries Inc.	4,226	28,103
M & F Worldwide Corp. (a)	2,483	50,256
Marten Transport Ltd. (a)	3,359	57,305
MasTec Inc. (a)	11,243	136,602
McGrath Rentcorp	5,086	108,179
Metalico Inc. (a)	7,772	32,409
Met-Pro Corp.	3,296	31,938
Michael Baker Corp. (a)	1,756	63,813
Microvision Inc. (a)	15,754	86,805
Middleby Corp. (a)	3,664	201,557
Miller Industries Inc. (a)	2,369	26,059
Mine Safety Appliances Co.	5,810	159,833
Mobile Mini Inc. (a)	7,961	138,203
Moog Inc. Class A (a)	9,365	276,268
MPS Group Inc. (a)	20,455	215,187
Mueller Industries Inc.	8,178	195,209
Mueller Water Products Inc.	34,343	188,200
Multi-Color Corp.	2,151	33,190
MYR Group Inc. (a)	4,004	84,444
NACCO Industries Inc. Class A	1,263	75,868
Navigant Consulting Inc. (a)	11,279	152,266
NCI Building Systems Inc. (a)	4,334	13,869
Nordson Corp.	7,578	425,050
North American Galvanizing & Coating Inc. (a)	2,997	18,192
Northwest Pipe Co. (a)	2,008	67,328
Odyssey Marine Exploration Inc. (a)	13,380	24,887
Old Dominion Freight Line Inc. (a)	6,295	191,557
Omega Flex Inc.	677	11,353
On Assignment Inc. (a)	7,768	45,443
Orbital Sciences Corp. (a)	12,375	185,254
Orion Energy Systems Inc. (a)	4,775	14,946
Orion Marine Group Inc. (a)	6,012	123,486
Otter Tail Corp.	8,000	191,440
Pacer International Inc.	7,619	29,409
Patriot Transportation Holding Inc. (a)	296	22,348
Perma-Fix Environmental Services (a)	12,646	29,592
PetroCorp Inc. (a)(b)	745	0
Pike Electric Corp. (a)	3,597	43,092
PMFG Inc. (a)	2,844	36,574
Polypore International Inc. (a)	5,271	68,049

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Portec Rail Products Inc.	1,572	$14,918
Powell Industries Inc. (a)	1,722	66,108
Power-One Inc. (a)	17,668	34,453
PowerSecure International Inc. (a)	3,699	25,079
Preformed Line Products Co.	517	20,706
Primoris Services Corp.	1,934	13,944
Quanex Building Products Corp.	8,586	123,295
Raven Industries Inc.	3,637	97,217
RBC Bearings Inc. (a)	4,967	115,880
Regal-Beloit Corp.	7,956	363,669
Republic Airways Holdings Inc. (a)	7,666	71,524
Resources Connection Inc. (a)	10,299	175,701
Robbins & Myers Inc.	5,736	134,681
Rollins Inc.	9,616	181,262
RSC Holdings Inc. (a)	10,614	77,164
Rush Enterprises Inc. Class A (a)	7,374	95,272
Saia Inc. (a)	3,073	49,414
SatCon Technology Corp. (a)	17,185	29,386
Sauer-Danfoss Inc.	2,436	18,684
Schawk Inc.	3,174	37,041
School Specialty Inc. (a)	4,122	97,774
Seaboard Corp.	73	94,901
Simpson Manufacturing Co. Inc.	8,394	212,032
SkyWest Inc.	12,233	202,823
SmartHeat Inc. (a)	1,593	18,909
Spherion Corp. (a)	10,866	67,478
Standard Parking Corp. (a)	1,731	30,275
Standard Register Co.	3,255	19,139
Standex International Corp.	2,808	55,683
Stanley Inc. (a)	2,667	68,595
Steelcase Inc.	16,589	103,018
Sterling Construction Company Inc. (a)	3,056	54,733
Sun Hydraulics Corp.	2,853	60,084
Sykes Enterprises Inc. (a)	7,563	157,462
TAL International Group Inc.	3,230	45,931
Taser International Inc. (a)	12,757	60,213
TBS International Ltd. Class A (a)	2,998	26,083
Team Inc. (a)	4,330	73,394
Tecumseh Products Co. Class A (a)	3,616	40,969
Teledyne Technologies Inc. (a)	7,921	285,077
Tennant Co.	3,985	115,804
Tetra Tech Inc. (a)	13,312	353,167
Textainer Group Holdings Ltd.	2,096	33,557
Titan International Inc.	8,188	72,873
Titan Machinery Inc. (a)	3,025	37,873
Todd Shipyards Corp.	1,354	22,260
Tredegar Corp.	6,865	99,542
Trex Co. Inc. (a)	3,325	60,515
TriMas Corp. (a)	2,706	13,801
Triumph Group Inc.	3,762	180,538
TrueBlue Inc. (a)	9,755	137,253
Tutor Perini Corp. (a)	5,962	126,991
Twin Disc Inc.	1,842	22,970
UAL Corp. (a)	32,349	298,258
Ultralife Corp. (a)	2,749	16,659

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Ultrapetrol Bahamas Ltd. (a)	5,484	$26,981
United Capital Corp. (a)	386	8,924
United Rentals Inc. (a)	13,020	134,106
United Stationers Inc. (a)	5,180	246,620
Universal Forest Products Inc.	4,300	169,678
Universal Truckload Services Inc.	1,364	22,520
US Airways Group Inc. (a)	35,963	169,026
USA Truck Inc. (a)	1,825	23,178
Valence Technology Inc. (a)	11,109	19,996
Viad Corp.	4,547	90,531
Vicor Corp. (a)	4,252	32,825
Volt Information Sciences Inc. (a)	2,876	35,145
VSE Corp.	876	34,173
Waste Services Inc. (a)	4,117	19,021
Watsco Inc.	5,974	322,058
Watson Wyatt Worldwide Inc.	9,508	414,168
Watts Water Technologies Inc.	6,430	194,508
Werner Enterprises Inc.	9,721	181,102
Willis Lease Finance Corp. (a)	1,121	15,324
Woodward Governor Co.	13,303	322,731
YRC Worldwide Inc. (a)	12,541	55,807

		31,554,283

Information Technology (19.00%)
3Com Corp (a)	86,682	453,347
3PAR Inc. (a)	5,969	65,838
ACI Worldwide Inc. (a)	8,086	122,341
Acme Packet Inc. (a)	9,028	90,370
Actel Corp. (a)	6,025	73,324
ActivIdentity Corp. (a)	10,738	29,744
Actuate Corp. (a)	10,049	58,083
Acxiom Corp. (a)	14,695	139,015
Adaptec Inc. (a)	26,539	88,640
ADC Telecommunications Inc. (a)	21,282	177,492
Adtran Inc.	12,207	299,682
Advanced Analogic Technologies Inc. (a)	10,005	39,720
Advanced Energy Industries Inc. (a)	7,170	102,101
Advent Software Inc. (a)	3,285	132,221
Agilysys Inc.	3,531	23,269
Airvana Inc. (a)	5,273	35,698
American Software Inc. Class A	4,929	32,186
Amkor Technology Inc. (a)	23,634	162,602
ANADIGICS Inc. (a)	13,989	65,888
Anaren Inc. (a)	3,472	59,024
Anixter International Inc. (a)	6,510	261,116
Applied Micro Circuits Corp. (a)	14,723	147,083
ArcSight Inc. (a)	4,278	102,971
Ariba Inc. (a)	19,742	229,007
Arris Group Inc. (a)	27,512	357,931
Art Technology Group Inc. (a)	28,418	109,693
Aruba Networks Inc. (a)	12,558	111,013
AsiaInfo Holdings Inc. (a)	6,258	124,972
Atheros Communications (a)	13,519	358,659
ATMI Inc. (a)	7,055	128,048
Avid Technology Inc. (a)	5,919	83,399

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Avocent Corp. (a)	9,956	$201,808
Bel Fuse Inc.	2,380	45,291
Benchmark Electronics Inc. (a)	14,488	260,784
BigBand Networks Inc. (a)	7,362	29,522
Black Box Corp.	3,970	99,607
Blackbaud Inc.	9,561	221,815
Blackboard Inc. (a)	7,146	269,976
Blue Coat Systems Inc. (a)	8,871	200,396
Bottomline Technologies Inc. (a)	5,180	66,822
Brightpoint Inc. (a)	11,001	96,259
Brooks Automation Inc. (a)	14,541	112,402
Cabot Microelectronics Corp. (a)	5,310	185,107
CACI International Inc. (a)	6,626	313,211
Callidus Software Inc. (a)	6,597	19,857
Cass Information Systems Inc.	1,917	57,242
Cavium Networks Inc. (a)	7,923	170,107
CEVA Inc. (a)	4,410	47,406
Checkpoint Systems Inc. (a)	8,712	143,225
China Information Security Technology Inc. (a)	5,014	27,778
China Security & Surveillance Technology Inc. (a)	7,602	54,278
China TransInfo Technology Corp. (a)	2,184	20,661
Chordiant Software Inc. (a)	6,542	25,448
Ciber Inc. (a)	16,009	64,036
Cirrus Logic Inc. (a)	14,264	79,308
Cogent Inc. (a)	9,703	98,000
Cognex Corp.	9,029	147,895
Cogo Group Inc. (a)	5,648	34,566
Coherent Inc. (a)	5,017	116,996
Cohu Inc.	5,061	68,627
Communications Systems Inc.	1,448	16,913
Commvault Systems Inc. (a)	9,390	194,841
Compellent Technologies Inc. (a)	3,915	70,666
Computer Task Group Inc. (a)	3,518	28,531
comScore Inc. (a)	5,012	90,266
Comtech Telecommunications Corp. (a)	6,384	212,076
Comverge Inc. (a)	4,409	53,834
Concur Technologies Inc. (a)	8,776	348,934
Constant Contact Inc. (a)	5,562	107,068
CPI International Inc. (a)	1,697	18,989
Cray Inc. (a)	7,541	62,817
CSG Systems International Inc. (a)	7,866	125,935
CTS Corp.	7,224	67,183
CyberSource Corp. (a)	15,702	261,752
Cymer Inc. (a)	6,507	252,862
Daktronics Inc.	7,201	61,713
DDi Corp. (a)	3,392	14,416
DealerTrack Holdings Inc. (a)	8,213	155,308
Deltek Inc. (a)	4,158	31,975
DemandTec Inc. (a)	4,299	37,960
DG FastChannel Inc. (a)	4,724	98,921
Dice Holdings Inc. (a)	3,184	20,887
Digi International Inc. (a)	5,725	48,777
Digital River Inc. (a)	8,636	348,204

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Diodes Inc. (a)	6,915	$125,092
DivX Inc. (a)	7,814	42,664
Double-Take Software Inc. (a)	3,787	38,590
DSP Group Inc. (a)	5,341	43,476
DTS Inc. (a)	3,911	107,083
Dynamics Research Corp. (a)	2,032	26,457
EarthLink Inc.	23,281	195,793
Ebix Inc. (a)	1,407	77,892
Echelon Corp. (a)	6,799	87,503
Electro Rent Corp.	4,145	47,750
Electro Scientific Industries Inc. (a)	6,284	84,143
Electronics for Imaging Inc. (a)	11,010	124,083
eLoyalty Corp. (a)	1,550	12,416
EMCORE Corp. (a)	16,110	20,943
EMS Technologies Inc. (a)	3,468	72,204
Emulex Corp. (a)	18,114	186,393
Entegris Inc. (a)	29,046	143,778
Entropic Communications Inc. (a)	12,358	33,861
Epicor Software Corp. (a)	10,929	69,618
EPIQ Systems Inc. (a)	7,491	108,620
ePlus Inc. (a)	878	13,653
Euronet Worldwide Inc. (a)	11,012	264,618
Exar Corp. (a)	8,208	60,329
Exlservice Holdings Inc. (a)	3,119	46,348
Extreme Networks Inc. (a)	19,384	54,275
Fair Isaac Corp.	11,064	237,765
FalconStor Software Inc. (a)	8,374	41,619
FARO Technologies Inc. (a)	3,661	62,896
FEI Co. (a)	8,520	210,018
Formfactor Inc. (a)	11,157	266,875
Forrester Research Inc. (a)	3,556	94,732
Gartner Inc. (a)	13,031	238,076
Global Cash Access Holdings Inc. (a)	7,701	56,294
Globecomm Systems Inc. (a)	4,418	32,119
GSE Systems Inc. (a)	3,753	23,344
GSI Commerce Inc. (a)	5,910	114,122
GSI Technology Inc. (a)	4,362	17,404
Hackett Group Inc. (a)	9,027	26,178
Harmonic Inc. (a)	20,913	139,699
Harris Stratex Networks Inc. Class A (a)	13,138	91,966
Heartland Payment Systems Inc.	8,035	116,588
Hittite Microwave Corp. (a)	4,820	177,280
Hughes Communications Inc. (a)	2,074	62,925
i2 Technologies Inc. (a)	3,492	56,012
ICx Technologies Inc. (a)	2,993	17,719
iGate Corp.	5,272	45,234
Imation Corp.	6,564	60,848
Imergent Inc.	1,861	14,665
Immersion Corp. (a)	6,848	29,309
Infinera Corp. (a)	18,220	144,849
infoGROUP Inc. (a)	7,228	50,668
Informatica Corp. (a)	19,318	436,200
Information Services Group Inc. (a)	5,591	22,308
InfoSpace Inc. (a)	7,544	58,391
Innodata Isogen Inc. (a)	5,040	40,068

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Insight Enterprises Inc. (a)	10,209	$124,652
Integral Systems Inc. (a)	3,724	25,696
Intellon Corp. (a)	4,996	35,422
Interactive Intelligence Inc. (a)	3,042	58,133
InterDigital Inc. (a)	9,903	229,353
Intermec Inc. (a)	13,631	192,197
Internap Network Services Corp. (a)	11,056	35,490
Internet Brands Inc. (a)	6,390	50,992
Internet Capital Group Inc. (a)	8,492	70,993
Intevac Inc. (a)	4,909	65,977
iPass Inc. (a)	11,854	16,359
IPG Photonics Corp. (a)	5,375	81,700
Isilon Systems Inc. (a)	5,384	32,842
Ixia (a)	7,264	49,831
IXYS Corp.	5,453	46,405
j2 Global Communications Inc. (a)	10,118	232,815
Jack Henry & Associates Inc.	18,734	439,687
JDA Software Group Inc. (a)	5,997	131,574
Kenexa Corp. (a)	5,103	68,788
Keynote Systems Inc. (a)	3,178	29,969
Knot Inc., The (a)	6,846	74,758
Kopin Corp. (a)	15,119	72,571
Kulicke & Soffa Industries Inc. (a)	14,500	87,435
KVH Industries Inc. (a)	3,283	32,797
L-1 Identity Solutions Inc. (a)	17,146	119,851
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	25,275	56,869
Lawson Software Inc. (a)	30,337	189,303
Limelight Networks Inc. (a)	7,415	30,105
Lionbridge Technologies Inc. (a)	13,485	35,061
Liquidity Services Inc. (a)	3,203	33,055
Littelfuse Inc. (a)	4,959	130,124
LivePerson Inc. (a)	9,639	48,581
LogMeIn Inc. (a)	1,657	30,340
LoopNet Inc. (a)	4,659	42,117
Loral Space & Communications Inc. (a)	2,477	68,068
Manhattan Associates Inc. (a)	5,204	105,121
ManTech International Corp. (a)	4,956	233,725
Marchex Inc. Class B	4,558	22,380
MAXIMUS Inc.	3,828	178,385
Maxwell Technologies Inc. (a)	5,219	96,186
Measurement Specialties Inc. (a)	3,091	31,559
MEMSIC Inc. (a)	3,679	13,796
Mentor Graphics Corp. (a)	20,745	193,136
Mercadolibre Inc. (a)	5,799	223,030
Mercury Computer Systems Inc. (a)	4,775	47,082
Methode Electronics Inc.	8,339	72,299
Micrel Inc.	10,485	85,453
Microsemi Corp. (a)	17,813	281,267
MicroStrategy Inc. (a)	2,013	144,010
Microtune Inc. (a)	12,142	22,098
MIPS Technologies Inc. (a)	9,823	37,033
MKS Instruments Inc. (a)	10,763	207,618
ModusLink Global Solutions Inc. (a)	9,531	77,106
MoneyGram International Inc. (a)	19,324	60,677

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Monolithic Power Systems Inc. (a)	7,632	$178,970
Monotype Imaging Holdings Inc. (a)	5,069	42,630
Move Inc. (a)	35,845	96,782
MSC.Software Corp. (a)	9,866	82,973
MTS Systems Corp.	3,851	112,488
Multi-Fineline Electronix Inc. (a)	2,048	58,798
NCI Inc. (a)	1,424	40,812
Ness Technologies Inc. (a)	8,607	67,909
Net 1 UEPS Technologies Inc. (a)	6,964	145,965
Netezza Corp. (a)	10,036	112,805
Netgear Inc. (a)	7,760	142,396
Netlogic Microsystems Inc. (a)	4,055	182,475
NetScout Systems Inc. (a)	5,697	76,966
NetSuite Inc. (a)	3,890	59,517
Network Equipment Technologies Inc. (a)	6,832	49,395
Newport Corp. (a)	7,901	69,213
NIC Inc.	11,712	104,120
Novatel Wireless Inc. (a)	7,111	80,781
NVE Corp. (a)	1,016	54,011
Omniture Inc. (a)	15,266	327,303
Omnivision Technologies Inc. (a)	10,893	177,338
Online Resources Corp. (a)	6,193	38,211
OpenTable Inc. (a)	707	19,485
OpenTV Corp. Class A (a)	18,441	25,449
Openwave Systems Inc. (a)	19,437	50,536
Oplink Communications Inc. (a)	4,561	66,226
OPNET Technologies Inc.	2,883	31,511
OpNext Inc. (a)	4,528	13,267
OSI Systems Inc. (a)	3,479	63,631
Palm Inc. (a)	36,919	643,498
PAR Technology Corp. (a)	1,933	12,333
Parametric Technology Corp. (a)	25,716	355,395
Park Electrochemical Corp.	4,710	116,102
ParkerVision Inc. (a)	5,802	23,730
PC Connection Inc. (a)	2,174	11,827
PC Mall Inc. (a)	2,421	16,608
PC-Tel Inc. (a)	4,573	28,581
Pegasystems Inc.	3,346	115,537
Perficient Inc. (a)	6,283	51,960
Pericom Semiconductor Corp. (a)	5,987	58,732
Perot Systems Corp. (a)	19,450	577,665
Pervasive Software Inc. (a)	3,612	17,879
Phoenix Technologies Ltd. (a)	8,790	32,084
Photronics Inc. (a)	11,827	56,060
Plantronics Inc.	10,918	292,712
Plexus Corp. (a)	8,606	226,682
PLX Technology Inc. (a)	6,062	20,429
Polycom Inc. (a)	18,671	499,449
Power Integrations Inc.	5,203	173,416
Powerwave Technologies Inc. (a)	28,851	46,162
Progress Software Corp. (a)	8,982	203,442
PROS Holdings Inc. (a)	4,453	37,494
QAD Inc.	2,688	12,230
Quantum Corp. (a)	45,082	56,803
Quest Software Inc. (a)	13,863	233,592

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rackspace Hosting Inc. (a)	15,041	$256,599
Radiant Systems Inc. (a)	6,065	65,138
Radisys Corp. (a)	5,036	43,763
RAE Systems Inc. (a)	9,670	10,637
RealNetworks Inc. (a)	19,192	71,394
Renaissance Learning Inc.	1,502	14,930
RF Micro Devices Inc. (a)	59,670	324,008
RightNow Technologies Inc. (a)	5,043	72,821
Rimage Corp. (a)	2,095	35,804
Riverbed Technology Inc. (a)	11,991	263,322
Rofin-Sinar Technologies Inc. (a)	6,548	150,342
Rogers Corp. (a)	3,609	108,162
Rosetta Stone Inc. (a)	1,461	33,545
Rubicon Technology Inc. (a)	2,906	43,125
Rudolph Technologies Inc. (a)	6,771	50,105
S1 Corp. (a)	10,964	67,758
Saba Software Inc. (a)	5,776	24,317
Sapient Corp. (a)	19,278	154,995
SAVVIS Inc. (a)	8,250	130,515
ScanSource Inc. (a)	5,980	169,354
SeaChange International Inc. (a)	7,413	55,598
Semitool Inc. (a)	5,123	43,289
Semtech Corp. (a)	13,361	227,271
ShoreTel Inc. (a)	10,159	79,342
Sigma Designs Inc. (a)	6,077	88,299
Silicon Graphics International Corp. (a)	6,504	43,642
Silicon Image Inc. (a)	16,114	39,157
Silicon Storage Technology Inc. (a)	19,095	46,210
Skyworks Solutions Inc. (a)	37,422	495,467
Smart Modular Technologies (WWH) Inc. (a)	8,487	40,398
Smith Micro Software Inc. (a)	5,961	73,678
SolarWinds Inc. (a)	2,831	62,367
Solera Holdings Inc.	15,440	480,338
SonicWALL Inc. (a)	12,511	105,092
Sonus Networks Inc. (a)	45,458	96,371
Sourcefire Inc. (a)	4,706	101,038
Spectrum Control Inc. (a)	2,946	25,012
SPSS Inc. (a)	4,100	204,795
SRA International Inc. (a)	9,071	195,843
SRS Labs Inc. (a)	2,736	20,000
Standard Microsystems Corp. (a)	4,997	115,980
Starent Networks Corp. (a)	8,872	225,526
StarTek Inc. (a)	2,801	24,313
STEC Inc. (a)	5,507	161,851
Stratasys Inc. (a)	4,529	77,718
SuccessFactors Inc. (a)	7,894	111,069
Super Micro Computer Inc. (a)	4,843	40,972
Supertex Inc. (a)	2,456	73,680
Support.com Inc. (a)	10,133	24,319
Switch & Data Facilities Co. (a)	4,503	61,286
Sycamore Networks Inc. (a)	42,262	127,631
Symmetricom Inc. (a)	9,478	49,096
Symyx Technologies Inc. (a)	7,428	49,173
Synaptics Inc. (a)	7,789	196,283
Synchronoss Technologies Inc. (a)	4,388	54,718

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SYNNEX Corp. (a)	4,143	$126,279
Syntel Inc.	2,831	135,124
Take-Two Interactive Software Inc. (a)	17,703	198,451
Taleo Corp. (a)	6,960	157,574
Technitrol Inc.	8,988	82,779
TechTarget (a)	3,046	17,362
Techwell Inc. (a)	3,392	37,244
Tekelec (a)	15,122	248,454
TeleCommunication Systems Inc. Class A (a)	8,899	74,396
TeleTech Holdings Inc. (a)	6,938	118,362
Terremark Worldwide Inc. (a)	13,183	81,998
Tessera Technologies Inc. (a)	10,702	298,479
THQ Inc. (a)	15,313	104,741
TIBCO Software Inc. (a)	39,668	376,449
Tier Technologies Inc. Class B (a)	4,102	34,785
TiVo Inc. (a)	22,854	236,767
TNS Inc. (a)	5,631	154,289
Travelzoo Inc. (a)	1,316	18,595
Trident Microsystems Inc. (a)	13,375	34,641
TriQuint Semiconductor Inc. (a)	32,694	252,398
TTM Technologies Inc. (a)	10,005	114,757
Tyler Technologies Inc. (a)	7,227	123,509
Ultimate Software Group Inc. (a)	5,545	159,252
Ultratech Inc. (a)	5,186	68,611
Unica Corp. (a)	3,054	23,271
Unisys Corp. (a)	81,798	218,401
United Online Inc.	18,170	146,087
Universal Display Corp. (a)	6,346	75,771
UTStarcom Inc. (a)	24,256	50,695
ValueClick Inc. (a)	19,714	260,028
VASCO Data Security International Inc. (a)	5,668	42,057
Veeco Instruments Inc. (a)	7,033	164,010
VeriFone Holdings Inc. (a)	15,834	251,602
ViaSat Inc. (a)	5,611	149,140
Virage Logic Corp. (a)	3,826	19,933
Virtusa Corp. (a)	3,230	30,653
Vocus Inc. (a)	3,784	79,048
Volterra Semiconductor Corp. (a)	5,239	96,240
Web.com Group Inc. (a)	6,057	42,944
Websense Inc. (a)	10,066	169,109
White Electronic Designs Corp. (a)	5,379	24,851
Wright Express Corp. (a)	8,400	247,884
X-Rite Inc. (a)	6,250	12,562
Zix Corp. (a)	14,873	32,721
Zoran Corp. (a)	11,821	136,178
Zygo Corp. (a)	3,302	22,388

		38,600,049

Materials (4.36%)
A. Schulman Inc.	5,405	107,722
AEP Industries Inc. (a)	1,269	50,633
Allied Nevada Gold Corp. (a)	12,310	120,515
AM Castle & Co.	3,623	36,013
AMCOL International Corp.	5,029	115,114

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
American Vanguard Corp.	4,784	$39,755
Ampal-American Israel Corp. Class A (a)	4,533	9,202
Arch Chemicals Inc.	5,651	169,473
Balchem Corp.	4,184	110,039
Boise Inc. (a)	6,567	34,674
Brush Engineered Materials Inc. (a)	4,477	109,507
Buckeye Technologies Inc. (a)	8,600	92,278
Bway Holding Co. (a)	1,629	30,153
Calgon Carbon Corp. (a)	11,930	176,922
Century Aluminum Co. (a)	10,573	98,858
China Green Agriculture Inc. (a)	1,940	22,737
China Precision Steel Inc. (a)	8,003	21,768
Clearwater Paper Corp. (a)	2,473	102,209
Coeur d’Alena Mines Corp. (a)	16,941	347,290
Deltic Timber Corp.	2,444	111,862
Domtar Corp. (a)	9,344	329,096
Ferro Corp.	9,601	85,449
General Moly Inc. (a)	13,772	43,382
General Steel Holdings Inc. (a)	3,689	14,350
GenTek Inc. (a)	1,972	75,015
Glatfelter	9,702	111,379
Graphic Packaging Holding Co. (a)	25,845	59,702
Hawkins Inc.	2,033	47,491
Haynes International Inc. (a)	2,616	83,241
HB Fuller Co.	11,016	230,234
Headwaters Inc. (a)	11,825	45,763
Hecla Mining Co. (a)	48,794	214,206
Horsehead Holding Corp. (a)	9,674	113,379
ICO Inc. (a)	6,068	28,338
Innophos Holdings Inc.	4,009	74,166
Innospec Inc.	5,134	75,726
Kaiser Aluminum Corp.	3,463	125,915
Kapstone Paper and Packaging Corp. (a)	3,921	31,917
Koppers Holdings Inc.	4,576	135,678
Landec Corp. (a)	4,995	31,968
Louisiana-Pacific Corp. (a)	23,077	153,924
LSB Industries Inc. (a)	3,811	59,337
Minerals Technologies Inc.	4,266	202,891
Myers Industries Inc.	6,612	71,211
Neenah Paper Inc.	3,284	38,653
NewMarket Corp.	2,253	209,619
NL Industries Inc.	1,462	9,781
Olin Corp.	17,320	302,061
Olympic Steel Inc.	1,978	56,749
OM Group Inc. (a)	6,906	209,873
Omnova Solutions Inc. (a)	10,258	66,472
Paramount Gold and Silver Corp. (a)	14,914	20,432
PolyOne Corp. (a)	20,715	138,169
Quaker Chemical Corp.	2,253	49,408
Rock-Tenn Co. Class A	8,538	402,225
Rockwood Holdings Inc. (a)	10,910	224,419
RTI International Metals Inc. (a)	6,704	166,997
Schweitzer-Mauduit International Inc.	3,320	180,475
Sensient Technologies Corp.	10,807	300,110

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
ShengdaTech Inc. (a)	6,863	$43,649
Silgan Holdings Inc.	5,994	316,064
Solutia Inc. (a)	26,743	309,684
Spartech Corp.	7,079	76,241
Stepan Co.	1,707	102,557
Stillwater Mining Co. (a)	8,958	60,198
Sutor Technology Group Ltd. (a)	1,659	5,242
Texas Industries Inc.	5,318	223,356
U.S. Concrete Inc. (a)	8,711	15,070
United States Lime & Minerals Inc. (a)	389	13,973
Universal Stainless & Alloy Products Inc. (a)	1,469	26,809
US Gold Corp. (a)	18,600	53,754
Wausau Paper Corp.	9,677	96,770
Westlake Chemical Corp.	4,456	114,519
Worthington Industries Inc.	13,199	183,466
WR Grace & Co. (a)	15,900	345,666
Zep Inc.	4,690	76,213
Zoltek Companies Inc. (a)	6,044	63,462

		8,852,618

Telecommunication Services (1.16%)
AboveNet Inc. (a)	2,661	129,750
Alaska Communications Systems Group Inc.	10,149	93,878
Atlantic Tele-Network Inc.	1,948	104,062
Cbeyond Inc. (a)	5,256	84,779
Centennial Communications Corp. (a)	18,416	146,960
Cincinnati Bell Inc. (a)	49,101	171,852
Cogent Communications Group Inc. (a)	9,933	112,243
Consolidated Communications Holdings Inc.	5,131	82,147
D&E Communications Inc.	3,369	38,710
FairPoint Communications Inc.	19,550	8,016
General Communication Inc. Class A (a)	9,939	68,182
Global Crossing Ltd. (a)	6,184	88,431
HickoryTech Corp.	3,061	26,172
iBasis Inc. (a)	6,638	14,073
inContact Inc. (a)	6,389	19,039
Iowa Telecommunications Services Inc.	6,919	87,179
iPCS Inc. (a)	3,864	67,234
Neutral Tandem Inc. (a)	7,426	169,016
NTELOS Holdings Corp.	6,726	118,781
PAETEC Holding Corp. (a)	27,142	105,040
Premiere Global Services Inc. (a)	13,954	115,958
Shenandoah Telecommunications Co.	5,284	94,848
SureWest Communications (a)	3,337	41,446
Syniverse Holdings Inc. (a)	15,291	267,592
USA Mobility Inc.	5,257	67,710
Virgin Mobile USA Inc. (a)	8,940	44,700

		2,367,798

Utilities (3.13%)
Allete Inc.	6,589	221,193

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American States Water Co.	4,194	$151,739
Artesian Resources Corp. Class A	1,457	24,507
Avista Corp.	11,967	241,973
Black Hills Corp.	8,819	221,974
Cadiz Inc. (a)	2,725	31,882
California Water Service Group	4,407	171,609
Central Vermont Public Service Corp.	2,339	45,143
CH Energy Group Inc.	3,516	155,794
Chesapeake Utilities Corp.	1,492	46,237
Cleco Corp.	13,389	335,796
Connecticut Water Service Inc.	1,843	41,265
Consolidated Water Co. Ltd.	3,263	53,285
El Paso Electric Co. (a)	9,790	172,989
Empire District Electric Co.	7,489	135,476
Florida Public Utilities Co.	1,441	17,508
Idacorp Inc.	10,383	298,927
Laclede Group Inc.	5,018	161,379
MGE Energy Inc.	5,212	190,134
Middlesex Water Co.	2,909	43,868
New Jersey Resources Corp.	9,333	338,881
Nicor Inc.	10,032	367,071
Northwest Natural Gas Co.	5,804	241,795
NorthWestern Corp.	8,109	198,103
Pennichuck Corp.	1,001	21,782
Piedmont Natural Gas Company Inc.	16,378	392,089
PNM Resources Inc.	19,081	222,866
Portland General Electric Co.	16,639	328,121
SJW Corp.	2,885	65,922
South Jersey Industries Inc.	6,759	238,593
Southwest Gas Corp.	9,971	255,058
Southwest Water Co.	5,522	27,168
U.S. Geothermal Inc. (a)	13,576	21,179
UIL Holdings Corp.	6,697	176,734
Unisource Energy Corp.	7,779	239,204
Unitil Corp.	2,450	55,002
WGL Holdings Inc.	11,138	369,113
York Water Co.	2,664	36,923

		6,358,282

Total Common Stocks
(cost $228,646,841)		200,851,772

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (1.06%)
U.S. Treasury Bill (c)
0.050%, 11/19/2009	$2,163,000	$2,162,810

Total Short-term Investments
(cost $2,162,854)		2,162,810

TOTAL INVESTMENTS (99.93%)
(cost $230,809,695)		203,014,582
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		138,505

NET ASSETS (100.00%)		$203,153,087

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (a) (98.47%)
Australia (8.11%)
AGL Energy Ltd.	12,033	$144,844
Alumina Ltd. (b)	60,921	97,370
Amcor Ltd.	31,922	153,838
AMP Ltd.	55,486	318,109
Aristocrat Leisure Ltd.	9,841	45,339
Arrow Energy Ltd. (b)	15,032	56,529
Asciano Group (b)	71,900	104,559
Australia & New Zealand Banking Group Ltd.	62,744	1,344,025
Australian Stock Exchange	4,863	150,668
AXA Asia Pacific Holdings Ltd.	27,826	106,805
Bendigo and Adelaide Bank Ltd.	7,892	65,319
BGP Holdings PLC (b)(c)	253,848	0
BHP Billiton Ltd.	90,572	2,987,112
Billabong International Ltd.	5,798	61,242
BlueScope Steel Ltd.	48,312	124,330
Boral Ltd.	17,910	95,953
Brambles Ltd.	36,766	261,333
Caltex Australia Ltd. (b)	3,766	40,122
CFS Retail Property Trust	42,893	75,734
Coca-Cola Amatil Ltd.	14,753	127,621
Cochlear Ltd.	1,570	92,336
Commonwealth Bank of Australia	41,045	1,864,528
Computershare Ltd.	11,101	108,960
Crown Ltd.	12,695	100,049
CSL Ltd.	16,678	491,484
CSR Ltd.	34,978	57,883
Dexus Property Group	130,136	96,426
Energy Resources of Australia Ltd.	1,751	38,800
Fairfax Media Ltd.	67,467	101,691
Fortescue Metals Group Ltd. (b)	31,831	106,507
Foster’s Group Ltd.	51,750	253,176
Goodman Fielder Ltd.	35,178	51,678
Goodman Group	164,381	95,741
GPT Group	211,903	127,436
Harvey Norman Holdings Ltd.	13,901	52,588
Incitec Pivot Ltd.	41,898	104,188
Insurance Australia Group Ltd.	55,012	182,874
James Hardie Industries NV CDI (b)	13,098	90,677
Leighton Holdings Ltd.	3,950	125,419
Lend Lease Corp. Ltd.	13,365	124,477
Lion Nathan Ltd.	7,514	75,752
Macquarie Airports	20,130	50,254
Macquarie Group Ltd.	8,248	425,847
Macquarie Infrastructure Group	63,594	82,448
Metcash Ltd.	19,717	78,163
Mirvac Group	63,835	93,887
National Australia Bank Ltd.	52,377	1,417,347
Newcrest Mining Ltd.	13,311	374,615
Nufarm Ltd.	4,441	44,209
Onesteel Ltd.	35,378	94,062
Orica Ltd.	9,687	200,166
Origin Energy Ltd.	24,277	348,751
OZ Minerals Ltd. (b)	81,467	81,708
Paladin Energy Ltd. (b)	15,175	59,936
Perpetual Ltd.	1,149	39,517

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Qantas Airways Ltd.	27,618	$69,377
QBE Insurance Group Ltd.	27,436	580,104
Rio Tinto Ltd.	11,875	617,150
Santos Ltd.	21,376	286,012
Sims Group Ltd.	3,988	79,803
Sonic Healthcare Ltd.	9,500	118,776
SP Ausnet	38,979	30,333
Stockland	61,219	219,123
Suncorp-Metway Ltd.	35,290	275,461
Tabcorp Holding Ltd.	15,578	97,901
Tatts Group Ltd.	30,108	67,526
Telstra Corp. Ltd.	116,156	334,524
Toll Holdings Ltd.	17,765	133,239
Transurban Group	32,275	116,417
Wesfarmers Ltd.	26,811	624,811
Wesfarmers Ltd. PPS	4,287	100,073
Westfield Group	54,969	670,945
Westpac Banking Corp.	78,529	1,812,281
Woodside Petroleum Ltd.	13,476	618,217
Woolworths Ltd.	33,511	863,746
WorleyParsons Ltd.	4,699	122,566

		21,932,817

Austria (0.33%)
Erste Group Bank AG	4,812	216,359
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	2,180	110,554
OMV AG	4,032	163,366
Raiffeisen International Bank Holding AG	1,512	99,243
Telekom Austria AG	8,659	156,550
Vienna Insurance Group	960	55,034
VoestAlpine AG	2,958	106,118

		907,224

Belgium (0.99%)
Anheuser-Busch InBev NV	19,726	904,791
Belgacom SA	4,478	174,707
Colruyt SA	450	105,803
Compagnie Nationale a Portefeuille	934	50,945
Delhaize Group	2,798	194,537
Dexia SA (b)	14,903	138,216
Fortis (b)	57,820	272,260
Fortis Rights (b)(c)	62,198	0
Groupe Bruxelles Lambert SA	2,042	189,230
KBC GROEP NV (b)	4,322	218,526
Mobistar SA	634	43,938
Solvay SA	1,512	157,272
UCB SA	2,743	116,028
Umicore	3,495	105,021

		2,671,274

Denmark (0.90%)
A P Moller-Maersk A/S Class A	15	100,933

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
A P Moller-Maersk A/S Class B	28	$193,871
Carlsberg A/S Class B	2,852	207,485
Coloplast A/S Class B	708	59,453
Danske Bank A/S (b)	11,950	315,806
DSV A/S (b)	4,999	89,601
H. Lundbeck A/S	1,310	27,290
Novo Nordisk A/S Class B	12,183	766,238
Novozymes A/S B Shares	1,332	125,900
Topdanmark A/S (b)	431	65,369
Trygvesta A/S	461	35,391
Vestas Wind Systems A/S (b)	5,552	404,702
William DeMant Holding (b)	658	49,092

		2,441,131

Finland (1.20%)
Elisa OYJ	3,848	79,077
Fortum OYJ	11,877	305,190
Kesko OYJ	1,815	60,922
Kone Corp. OYJ Class B	4,112	151,359
Metso OYJ	3,640	102,617
Neste Oil OYJ	3,730	69,030
Nokia OYJ	100,568	1,475,045
Nokian Renkaat OYJ	3,017	70,470
Orion OYJ Class B	2,451	45,256
Outokumpu OYJ	3,375	63,738
Pohjola Bank PLC	4,236	48,502
Rautaruukki OYJ	2,314	55,683
Sampo OYJ A Shares	11,516	290,697
Sanoma OYJ	2,121	46,883
Stora Enso OYJ R Shares (b)	16,305	113,844
UPM-Kymmene OYJ	13,515	162,539
Wartsila OYJ Class B	2,362	94,795

		3,235,647

France (10.85%)
Accor SA	3,776	210,757
Aeroports de Paris (ADP)	816	73,573
Air France-KLM (b)	3,523	64,259
Air Liquide SA	6,717	765,380
Alcatel-Lucent (b)	60,369	271,920
Alstom SA	5,564	407,461
ArcelorMittal	23,337	870,171
Atos Origin SA (b)	1,347	68,227
AXA	42,398	1,150,891
bioMerieux	279	30,751
BNP Paribas	22,704	1,822,044
BNP Paribas Rights (b)	22,704	49,171
Bouygues	5,788	295,747
Bureau Veritas SA	1,330	75,211
Cap Gemini SA	3,892	204,546
Carrefour SA	16,979	772,972
Casino Guichard Perrachon SA	1,331	106,239
Christian Dior SA	1,673	165,805
CNP Assurances	992	101,258
Compagnie de Saint-Gobain	10,144	530,072

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie Generale de Geophysique-Veritas (b)	3,660	$85,796
Compagnie Generale des Etablissements Michelin Class B	3,987	313,958
Credit Agricole SA	24,058	505,093
Dassault Systemes SA	1,552	86,716
Eiffage SA	1,005	64,214
Electricite de France	6,473	385,303
Eramet	143	49,790
Essilor International SA	5,449	311,150
Eurazeo	712	46,731
European Aeronautic Defence and Space Co.	10,984	247,592
Eutelsat Communications	2,783	84,836
Fonciere des Regions	587	68,469
France Telecom SA	49,495	1,319,879
GDF Suez	32,566	1,449,923
Gecina SA	482	57,661
Groupe DANONE	15,065	911,283
Hermes International SCA	1,454	215,137
ICADE	551	59,078
Iliad SA	446	50,378
Imerys SA	788	45,288
Ipsen SA	550	30,189
JC Decaux SA (b)	1,816	39,316
Klepierre	2,296	91,309
Lafarge SA	5,424	486,361
Lagardere SCA	3,130	146,260
Legrand SA	2,615	72,927
L’Oreal SA	6,427	640,108
LVMH Moet Hennessy Louis Vuitton SA	6,704	676,162
M6 Metropole Television	1,858	48,995
Natixis (b)	24,369	147,660
Neopost SA	924	83,069
PagesJaunes Groupe	3,355	43,651
Pernod Ricard SA	5,354	426,756
Peugeot SA (b)	4,351	133,303
PPR SA	2,032	261,430
Publicis Groupe SA	3,275	132,013
Renault SA (b)	4,918	231,049
Safran SA	4,878	91,681
Sanofi-Aventis	28,357	2,091,200
Schneider Electric SA	6,386	649,745
SCOR SE	4,405	120,657
SES FDR	7,856	178,381
Societe BIC SA	720	51,277
Societe des Autoroutes Paris-Rhin-Rhone	483	36,847
Societe Generale	12,541	1,014,402
Societe Television Francaise 1	3,413	60,281
Sodexo	2,693	161,750
STMicroelectronics NV	18,899	178,713
Suez Environnement SA	7,304	167,322
Technip SA	2,907	186,289
Thales SA	2,430	120,826
Total SA	57,843	3,438,168

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco	2,169	$451,702
Vallourec SA	1,473	250,718
Veolia Environnement	10,479	402,952
Vinci SA	11,357	644,961
Vivendi	31,369	974,891

		29,358,051

Germany (7.63%)
Adidas AG	5,248	277,323
Allianz SE Reg.	12,263	1,529,859
BASF SE	24,726	1,309,117
Bayer AG	20,791	1,439,104
Bayerische Motoren Werke (BMW) AG	8,782	422,759
Beiersdorf AG	2,512	147,119
Celesio AG	2,376	65,474
Commerzbank AG (b)	19,718	249,418
Daimler AG Registered Shares	24,246	1,216,372
Deutsche Bank AG Reg.	16,007	1,222,743
Deutsche Boerse AG	5,264	429,422
Deutsche Lufthansa AG Reg.	6,177	109,044
Deutsche Post AG	22,546	420,033
Deutsche Postbank AG (b)	2,343	82,690
Deutsche Telekom AG	76,258	1,040,713
E.On AG	51,351	2,173,440
Fraport AG	1,039	55,067
Fresenius Medical Care AG & Co. KGaA	5,352	266,201
Fresenius SE	745	36,560
GEA Group AG	4,266	88,652
Hamburger Hafen und Logistik AG	703	31,625
Hannover Rueckversicherung AG Reg. (b)	1,534	70,302
Henkel AG & Co. KGaA	3,668	133,048
Hochtief AG	1,190	90,341
Infineon Technologies AG (b)	29,337	164,887
K+S Group AG	4,140	225,427
Linde AG	4,054	439,022
MAN AG	2,909	238,940
Merck KGaA	1,830	181,613
Metro AG	3,177	179,413
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,616	895,092
Puma AG	117	38,645
QIAGEN NV (b)	5,004	106,029
RWE AG	11,198	1,038,672
Salzgitter AG	1,012	96,649
SAP AG	23,257	1,127,740
Siemens AG	22,241	2,047,959
Solarworld AG	2,412	58,071
Suedzucker AG	1,409	28,517
ThyssenKrupp AG	9,076	310,402
TUI AG (b)	4,092	41,972
United Internet AG Reg. (b)	3,537	53,269
Volkswagen AG	2,430	399,647
Wacker Chemie AG	429	66,722

		20,645,114

	Shares	Value
Common Stocks (Cont.)
Greece (0.67%)
Alpha Bank AE (b)	10,159	$188,452
Bank of Cyprus Public Company Ltd.	14,036	107,496
Coca-Cola Hellenic Bottling Co. SA	4,956	132,952
EFG Eurobank Ergasias (b)	8,874	140,459
Hellenic Petroleum SA	3,019	34,329
Hellenic Telecommunications Organization SA	7,019	116,393
Marfin Investment Group SA (b)	16,955	73,307
National Bank of Greece SA (b)	16,555	597,482
OPAP SA	6,370	164,679
Piraeus Bank SA (b)	7,659	142,767
Public Power Corp. SA (b)	2,789	62,224
Titan Cement Co. SA	1,660	57,543

		1,818,083

Hong Kong (2.29%)
ASM Pacific Technology	4,500	31,803
Bank of East Asia Ltd.	41,025	147,507
BOC Hong Kong Holdings Ltd.	105,000	229,307
Cathay Pacific Airways Ltd. (b)	29,000	45,697
Cheung Kong Holdings Ltd.	37,000	467,767
Cheung Kong Infrastructure Holdings Ltd.	12,000	42,807
Chinese Estates Holdings Ltd.	16,000	26,943
CLP Holdings Ltd.	54,783	371,442
Esprit Holdings Ltd.	29,500	197,667
Foxconn International Holdings Ltd. (b)	61,000	39,883
Hang Lung Group Ltd.	19,000	94,710
Hang Lung Properties Ltd.	58,000	212,350
Hang Seng Bank Ltd.	20,674	296,810
Henderson Land Development Co. Ltd.	29,926	196,001
Hong Kong & China Gas Co. Ltd.	108,605	273,716
Hong Kong Aircraft Engineering Co. Ltd.	2,000	23,830
Hong Kong Exchanges & Clearing Ltd.	27,500	496,141
Hongkong Electric Holdings Ltd.	38,500	210,957
Hopewell Holdings	16,000	50,073
Hutchison Whampoa Ltd.	57,210	411,434
Hysan Development Co. Ltd.	17,000	42,414
Kerry Properties Ltd.	18,000	95,818
Li & Fung Ltd.	57,000	228,372
Lifestyle International Holdings Ltd.	19,000	28,665
Link REIT	60,000	131,865
Mongolia Energy Corp. Ltd. (b)	105,000	37,027
MTR Corp.	40,000	138,615
New World Development Co. Ltd.	67,800	145,232
NWS Holdings Ltd.	23,000	44,372
Orient Overseas International Ltd.	6,600	33,576
PCCW Ltd.	81,000	21,036
Shangri-La Asia Ltd.	38,271	71,974
Sino Land Co. Ltd.	42,000	74,826
Sun Hung Kai Properties Ltd.	39,000	572,849
Swire Pacific Ltd. Class A	21,000	246,413
Television Broadcasts Ltd.	8,000	34,388

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Wharf Holdings Ltd.	39,503	$208,867
Wheelock and Co. Ltd.	26,000	84,961
Wing Hang Bank Ltd.	5,500	53,926
Yue Yuen Industrial Holdings Ltd.	15,500	42,854

		6,204,895

Ireland (0.29%)
Anglo Irish Bank Corporation Ltd. (b) (c)	20,760	6,592
CRH PLC	18,198	503,888
Elan Corp. PLC (b)	13,286	95,198
Kerry Group PLC Class A	3,471	99,386
Ryanair Holdings PLC (b)	18,704	92,951

		798,015

Italy (3.68%)
A2A SpA	31,700	62,421
ACEA SpA	1,868	24,510
Alleanza Assicurazioni SpA	12,056	108,983
Assicurazioni Generali SpA	27,591	757,514
Atlantia SpA	7,280	176,625
Autogrill SpA (b)	3,167	38,370
Banca Carige SpA	15,801	47,254
Banca Monte Dei Paschi di Siena SpA	54,945	117,875
Banca Popolare di Milano Scarl	11,828	90,268
Banco Popolare Societa Cooperativa (b)	17,249	166,159
Enel SpA	175,267	1,114,803
Eni SpA	70,675	1,766,085
EXOR SpA	1,697	31,498
Fiat SpA (b)	20,177	260,305
Finmeccanica SpA	10,285	182,184
Fondiaria Sai SpA	2,180	45,937
Intesa Sanpaolo (b)	207,831	922,124
Intesa Sanpaolo RSP	26,794	95,518
Italcementi SpA	2,020	31,206
Lottomatica SpA	1,331	29,853
Luxottica Group SpA (b)	3,314	85,711
Mediaset SpA	19,593	137,334
Mediobanca SpA	13,421	183,787
Mediobanca SpA Warrants (b)(c)	12,782	909
Mediolanum SpA	5,139	35,838
Parmalat SpA	44,332	122,789
Pirelli & Co. SpA (b)	48,856	26,232
Prysmian SpA	2,396	45,068
Saipem SpA	7,262	219,332
Saras SPA	7,133	27,573
Snam Rete Gas SpA	40,883	199,082
Telecom Italia RNC SpA	157,866	194,449
Telecom Italia SpA	277,256	487,510
Tenaris SA	12,328	220,472
Terna - Rete Elettrica Nationale SpA	34,180	133,418
UBI Banca - Unione di Banche Italiane ScpA	16,126	248,067
UniCredit SpA (b)	385,000	1,511,074

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Unipol Gruppo Finanziario SpA (b)	14,383	$21,882

		9,970,019

Japan (21.08%)
77 Bank Ltd.	10,000	56,889
ABC-Mart Inc.	600	18,659
Acom Co. Ltd.	1,310	20,106
Advantest Corp.	3,980	109,866
Aeon Co. Ltd.	16,500	157,368
Aeon Credit Service Co. Ltd.	2,100	21,074
Aeon Mall Co. Ltd.	1,900	39,375
Aioi Insurance Co. Ltd.	13,000	66,038
Aisin Seiki Co. Ltd.	4,700	114,154
Ajinomoto Co. Inc.	18,000	180,277
Alfresa Holdings Corp.	800	32,601
All Nippon Airways Co. Ltd.	22,000	63,142
Amada Co. Ltd.	10,000	67,142
Aozora Bank Ltd. (b)	21,000	30,364
Asahi Breweries Ltd.	10,500	191,760
Asahi Glass Co. Ltd.	27,000	217,615
Asahi Kasei Corp.	33,000	167,614
ASICS Corp.	5,000	46,410
Astellas Pharma Inc.	12,351	506,438
Bank of Ikeda Ltd., The (b)	600	28,774
Bank of Kyoto Ltd.	8,000	73,329
Bank of Yokohama Ltd.	34,000	166,064
Benesse Corp.	1,900	92,998
Bridgestone Corp.	16,400	293,307
Brother Industries Ltd.	6,200	74,174
Canon Inc.	28,700	1,149,907
Canon Marketing Japan Inc.	2,000	35,287
Casio Computer Co. Ltd.	7,000	57,127
Central Japan Railway Co.	38	273,341
Chiba Bank Ltd.	21,000	129,617
Chubu Electric Power Co. Inc.	18,100	438,950
Chugai Pharmaceutical Co. Ltd.	6,400	132,141
Chugoku Bank Ltd.	4,000	50,588
Chugoku Electric Power Co. Inc.	7,300	160,408
Chuo Mitsui Trust Holdings Inc.	25,000	92,234
Citizen Holdings Co. Ltd.	5,900	33,117
Coca-Cola West Co. Ltd.	1,700	33,191
Cosmo Oil Co. Ltd.	15,000	41,651
Credit Saison Co. Ltd.	4,600	53,776
Dai Nippon Printing Co. Ltd.	15,000	205,672
Daicel Chemical Industries Ltd.	8,000	48,182
Daido Steel Co. Ltd.	7,000	25,330
Daihatsu Motor Co. Ltd.	5,000	50,939
Daiichi Sanyko Co. Ltd.	17,713	365,201
Daikin Industries Ltd.	6,000	214,949
Dainippon Sumitomo Pharma Co. Ltd.	5,000	54,418
Daito Trust Construction Co. Ltd.	2,300	100,271
Daiwa House Industry Co. Ltd.	14,000	146,383
Daiwa Securities Group Inc.	44,000	226,041
DeNA Co. Ltd.	8	22,062
Denki Kagaku Kogyo KK	14,000	57,479

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Denso Corp.	13,000	$381,253
Dentsu Inc.	4,000	92,990
DIC Corp.	18,000	25,619
Dowa Holdings Co. Ltd.	7,000	42,172
East Japan Railway Co.	9,200	663,311
Eisai Co. Ltd.	6,700	251,587
Electric Power Development Co. Ltd.	3,380	107,008
Elpida Memory Inc. (b)	2,700	35,209
FamilyMart Co. Ltd.	1,500	48,231
Fanuc Ltd.	5,200	464,417
Fast Retailing Co. Ltd.	1,300	164,200
Fuji Electric Holdings Co. Ltd. (b)	15,000	27,634
Fuji Heavy Industries Ltd. (b)	16,000	61,990
Fuji Media Holdings Inc.	9	14,707
FUJIFILM Holdings Corp.	12,900	385,213
Fujitsu Ltd.	51,000	332,646
Fukuoka Financial Group Inc.	21,000	86,920
Furukawa Electric Co. Ltd.	18,000	72,830
GS Yuasa Corp.	11,000	100,241
Gunma Bank Ltd.	11,000	60,352
Hachijuni Bank Ltd., The	11,000	61,076
Hakuhodo DY Holdings Inc.	590	32,077
Hankyu Hanshin Holdings Inc.	31,000	148,535
Hikari Tsushin Inc.	700	15,259
Hino Motors Ltd. (b)	8,000	30,298
Hirose Electric Co. Ltd.	900	101,240
Hiroshima Bank Ltd., The	14,000	57,737
Hisamitsu Pharmaceutical Co. Inc.	1,700	68,907
Hitachi Chemical Co. Ltd.	3,100	63,186
Hitachi Construction Machinery Co. Ltd.	3,000	64,153
Hitachi High-Technologies Corp.	2,000	41,717
Hitachi Ltd. (b)	92,000	282,484
Hitachi Metals Ltd.	5,000	51,082
Hokkaido Electric Power Co. Inc.	4,800	99,737
Hokuhoku Financial Group Inc.	32,000	74,609
Hokuriku Electric Power Co.	5,000	127,158
Honda Motor Co. Ltd.	44,500	1,351,454
Hoya Corp.	11,200	263,874
Ibiden Co. Ltd.	3,600	133,375
Idemitsu Kosan Co. Ltd.	600	49,412
IHI Corp. (b)	39,000	78,885
INPEX Corp.	23	195,126
Isetan Mitsukoshi Holdings Ltd.	9,080	104,020
Isuzu Motors Ltd. (b)	35,000	73,832
Ito En Ltd.	1,600	29,663
Itochu Corp.	40,000	263,750
Itochu Techno-Solutions Corp.	800	24,582
Iyo Bank Ltd.	7,000	63,025
J. Front Retailing Co. Ltd.	11,400	68,437
JAFCO Co. Ltd.	1,000	30,422
Japan Airlines Corp. (b)	23,000	33,724
Japan Petroleum Exploration Co.	900	45,777
Japan Prime Realty Investment Corp.	16	38,754
Japan Real Estate Investment Corp.	11	89,796
Japan Retail Fund Investment Corp.	10	54,055

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Japan Steel Works Ltd.	9,000	$103,112
Japan Tobacco Inc.	122	417,109
JFE Holdings Inc.	13,000	444,539
JGC Corp.	6,000	122,073
Joyo Bank Ltd.	19,000	93,147
JS Group Corp.	7,500	131,145
JSR Corp.	5,000	102,144
JTEKT Corp.	5,100	59,192
Jupiter Telecommunications Co. Ltd.	64	61,888
Kajima Corp.	25,000	64,104
Kamigumi Co. Ltd.	7,000	57,081
Kaneka Corp.	8,000	57,330
Kansai Electric Power Co. Inc.	20,500	494,815
Kansai Paint Co. Ltd.	4,000	31,121
Kao Corp.	14,000	345,692
Kawasaki Heavy Industries Ltd.	40,000	101,338
Kawasaki Kisen Kaisha Ltd. (b)	16,000	59,084
KDDI Corp.	80	450,083
Keihin Electric Express Railway Co. Ltd.	12,000	101,678
Keio Corp.	15,000	102,372
Keisei Electric Railway Co. Ltd.	8,000	53,087
Keyence Corp.	1,064	226,688
Kikkoman Corp.	4,000	49,726
Kinden Corp.	4,000	33,351
Kintetsu Corp.	45,000	174,136
Kirin Holdings Co. Ltd.	23,000	352,266
Kobe Steel Ltd. (b)	66,000	114,801
Komatsu Ltd.	25,700	479,598
Konami Corp.	2,600	52,846
Konica Minolta Holdings Inc.	12,500	117,969
Kubota Corp.	28,000	231,973
Kuraray Co. Ltd.	10,000	108,900
Kurita Water Industries Ltd.	3,000	107,395
Kyocera Corp.	4,400	406,452
Kyowa Hakko Kirin Co. Ltd.	6,000	75,811
Kyushu Electric Power Co. Ltd.	10,600	240,133
Lawson Inc.	1,600	74,275
Leopalace21 Corp.	3,600	28,818
Mabuchi Motor Co. Ltd.	800	40,651
Makita Corp.	3,300	104,292
Marubeni Corp.	46,000	231,036
Marui Group Co. Ltd.	6,400	45,614
Maruichi Steel Tube Ltd.	1,100	21,924
Matsui Securities Co. Ltd.	2,700	21,938
Mazda Motor Corp. (b)	24,000	53,594
McDonald’s Holdings Company Ltd. (Japan)	1,000	20,015
Mediceo Paltac Holdings Co. Ltd.	4,200	59,004
MEIJI Holdings Company Ltd. (b)	2,019	85,670
Minebea Co. Ltd.	10,000	45,774
Mitsubishi Chemical Holdings Corp.	33,500	138,799
Mitsubishi Corp.	37,000	744,156
Mitsubishi Electric Corp. (b)	51,000	385,363
Mitsubishi Estate Co. Ltd.	32,000	500,602
Mitsubishi Gas Chemical Co. Inc.	11,000	59,605

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi Heavy Industries Ltd.	82,000	$309,493
Mitsubishi Logistics Corp.	3,000	36,190
Mitsubishi Materials Corp. (b)	32,000	87,989
Mitsubishi Motors Corp. (b)	99,000	162,843
Mitsubishi Rayon Co. Ltd.	15,000	51,318
Mitsubishi Tanabe Pharma Corp.	6,000	79,822
Mitsubishi UFJ Financial Group Inc.	250,560	1,339,029
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	42,576
Mitsui & Co. Ltd.	47,000	611,456
Mitsui Chemicals Inc.	15,000	53,243
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	54,319
Mitsui Fudosan Co. Ltd.	23,000	387,284
Mitsui Mining & Smelting Co. Ltd. (b)	17,000	43,400
Mitsui OSK Lines Ltd.	32,000	188,705
Mitsui Sumitomo Insurance Group Holdings Inc.	11,400	312,290
Mitsumi Electric Co. Ltd.	2,300	49,418
Mizuho Financial Group Inc.	342,600	674,757
Mizuho Trust & Banking Co. Ltd. (b)	40,000	42,172
Murata Manufacturing Co. Ltd.	5,800	273,850
Namco Bandai Holdings Inc.	4,900	50,058
NEC Corp. (b)	51,000	159,588
NGK Insulators Ltd.	7,000	161,506
NGK Spark Plug Co. Ltd.	5,000	63,693
NHK Spring Co. Ltd.	4,000	32,933
Nidec Corp.	3,000	242,868
Nikon Corp.	9,000	163,922
Nintendo Co. Ltd.	2,700	688,528
Nippon Building Fund Inc.	14	124,631
Nippon Electric Glass Co. Ltd.	10,000	91,003
Nippon Express Co. Ltd.	22,000	89,298
Nippon Meat Packers Inc.	5,000	64,025
Nippon Mining Holdings Inc.	25,000	122,511
Nippon Oil Corp.	35,000	195,846
Nippon Paper Group Inc.	2,500	71,941
Nippon Sheet Glass Co. Ltd.	17,000	56,557
Nippon Steel Corp.	136,000	495,084
Nippon Telegraph & Telephone Corp.	14,300	659,971
Nippon Yusen Kabushiki Kaish	29,000	111,682
NIPPONKOA Insurance Co. Ltd.	18,000	112,292
Nishi-Nippon City Bank Ltd.	19,000	47,847
Nissan Chemical Industries Ltd.	4,000	57,473
Nissan Motor Co. Ltd. (b)	67,800	456,894
Nissay Dowa General Insurance Company Ltd.	3,000	15,297
Nisshin Seifun Group Inc.	4,500	62,776
Nisshin Steel Co. Ltd.	18,000	31,919
Nisshinbo Industries Inc.	4,000	42,425
Nissin Foods Holdings Co. Ltd.	2,200	84,358
Nitori Co. Ltd.	850	72,321
Nitto Denko Corp.	4,200	128,335
NOK Corp.	3,100	46,028
Nomura Holdings Inc.	67,500	413,766
Nomura Real Estate Holdings Inc.	2,700	43,674
Nomura Real Estate Office Fund Inc.	7	46,407

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Research Institute Ltd.	3,000	$71,261
NSK Ltd.	13,000	80,339
NTN Corp.	12,000	49,648
NTT Data Corp.	35	111,761
NTT DoCoMo Inc.	414	659,410
NTT Urban Development Corp.	35	32,061
Obayashi Corp.	18,000	78,954
OBIC Co. Ltd.	170	28,689
Odakyu Electric Railway Co. Ltd.	18,000	162,498
Oji Paper Co. Ltd.	24,000	108,037
Olympus Corp.	6,000	158,366
Omron Corp.	6,000	112,734
Ono Pharmaceutical Co. Ltd.	2,500	129,852
Onward Holdings Co. Ltd.	4,000	29,679
Oracle Corp. Japan	1,200	53,400
Oriental Land Co. Ltd.	1,400	98,501
Orix Corp.	2,820	171,279
Osaka Gas Co. Ltd.	54,000	189,093
OSAKA Titanium technologies Co.	600	17,126
OTSUKA Corp.	400	23,885
Panasonic Corp.	53,500	782,922
Panasonic Electric Works Co. Ltd.	9,114	108,701
Promise Co. Ltd. (b)	1,600	8,696
Rakuten Inc.	203	135,131
Resona Holdings Inc.	14,000	179,427
Ricoh Co. Ltd.	17,000	246,916
RINNAI Corp.	800	37,690
Rohm Co. Ltd.	2,600	181,145
Sankyo Co. Ltd.	1,600	99,872
Santen Pharmaceutical Co. Ltd.	2,100	77,107
Sanyo Electric Co. Ltd. (b)	44,000	104,061
Sapporo Hokuyo Holdings Inc. (b)	8,000	28,320
Sapporo Holdings Ltd.	7,000	35,617
SBI Holdings Inc.	467	91,993
Secom Co. Ltd.	5,800	291,359
Sega Sammy Holdings Inc.	4,568	59,221
Seiko Epson Corp.	3,700	55,283
Sekisui Chemical Co. Ltd.	12,000	69,576
Sekisui House Ltd.	13,000	117,036
Seven & I Holdings Co. Ltd.	20,840	497,392
Seven Bank Ltd.	10	24,722
Sharp Corp.	27,000	299,569
Shikoku Electric Power Co. Inc.	4,500	137,228
Shimadzu Corp.	6,000	43,334
Shimamura Co. Ltd.	600	58,818
Shimano Inc.	1,900	81,718
Shimizu Corp.	17,000	66,886
Shin-Etsu Chemical Co. Ltd.	11,000	674,831
Shinko Electric Industries Co. Ltd.	1,900	33,692
Shinko Securities Co. Ltd.	16,000	58,003
Shinsei Bank Ltd. (b)	27,000	41,223
Shionogi & Co. Ltd.	8,000	189,243
Shiseido Co. Ltd.	9,000	156,716
Shizuoka Bank Ltd.	16,000	168,374
Showa Denko K.K.	31,000	62,912
Showa Shell Sekiyu K.K.	5,200	56,704

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SMC Corp.	1,400	$171,506
Softbank Corp.	19,900	436,181
Sojitz Corp.	33,000	62,565
Sompo Japan Insurance Inc.	24,000	160,598
Sony Corp.	26,800	785,322
Sony Financial Holdings Inc.	25	71,531
Square Enix Holdings Co. Ltd.	1,400	37,771
Stanley Electric Co. Ltd.	3,500	70,853
SUMCO Corp.	3,300	74,717
Sumitomo Chemical Co. Ltd.	44,000	182,693
Sumitomo Corp.	30,000	307,791
Sumitomo Electric Industries Ltd.	20,200	263,766
Sumitomo Heavy Industries Ltd. (b)	16,000	77,604
Sumitomo Metal Industries Ltd.	93,000	227,874
Sumitomo Metal Mining Co. Ltd.	14,000	228,677
Sumitomo Mitsui Financial Group Inc.	24,300	842,294
Sumitomo Realty & Development Co. Ltd.	10,000	182,160
Sumitomo Rubber Industries Ltd.	4,900	46,150
Sumitomo Trust & Banking Co. Ltd.	38,000	200,784
Suruga Bank Ltd.	6,000	56,621
Suzuken Co. Ltd.	1,940	66,900
Suzuki Motor Corp.	9,500	220,951
T&D Holdings Inc.	6,450	173,822
Taiheiyo Cement Corp. (b)	26,000	34,601
Taisei Corp.	28,000	55,436
Taisho Pharmaceutical Co. Ltd.	3,000	60,594
Taiyo Nippon Sanso Corp.	8,000	94,932
Takashimaya Co. Ltd.	8,000	63,748
Takeda Pharmaceutical Co. Ltd.	20,400	848,563
TDK Corp.	3,200	184,367
Teijin Ltd.	26,000	80,792
Terumo Corp.	4,700	257,769
THK Co. Ltd.	3,500	68,394
Tobu Railway Co. Ltd.	21,000	128,168
Toho Co. Ltd.	3,300	55,693
Toho Gas Co. Ltd.	11,000	50,159
Tohoku Electric Power Co. Inc.	11,700	260,419
Tokio Marine Holdings Inc.	19,700	567,614
Tokuyama Corp.	6,000	43,864
Tokyo Broadcasting System Inc.	1,000	17,017
Tokyo Electric Power Co. Inc.	33,000	864,625
Tokyo Electron Ltd.	4,600	292,510
Tokyo Gas Co. Ltd.	64,000	265,500
Tokyo Steel Manufacturing Co. Ltd.	3,000	36,697
Tokyo Tatemono Co. Ltd.	8,000	38,972
Tokyu Corp.	31,000	148,619
Tokyu Land Corp.	12,000	47,733
TonenGeneral Sekiyu KK	7,000	68,302
Toppan Printing Co. Ltd.	16,000	151,034
Toray Industries Inc.	35,000	211,592
Toshiba Corp.	107,000	560,064
Tosoh Corp.	14,000	35,293
Toto Ltd.	7,000	43,677
Toyo Seikan Kaisha Ltd.	3,800	72,755

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyo Suisan Kaisha Ltd.	2,000	$54,115
Toyoda Gosei Co. Ltd.	2,000	58,324
Toyota Boshoku Corp.	1,900	37,375
Toyota Industries Corp.	5,000	136,874
Toyota Motor Corp.	74,700	2,970,857
Toyota Tsusho Corp.	6,000	90,184
Trend Micro Inc.	3,000	111,311
Tsumura & Co.	1,500	54,091
UBE Industries Ltd.	28,000	73,339
Unicharm Corp.	1,200	113,779
UNY Co. Ltd.	5,000	37,296
Ushio Inc.	3,000	52,234
USS Co. Ltd.	710	42,231
West Japan Railway Co.	48	181,659
Yahoo! Japan Corp.	400	135,529
Yakult Honsha Co. Ltd.	2,700	72,038
Yamada Denki Co. Ltd.	2,390	161,246
Yamaguchi Financial Group Inc.	6,000	62,088
Yamaha Corp.	4,200	49,541
Yamaha Motor Co. Ltd.	5,100	62,730
Yamato Holdings Co. Ltd.	11,000	180,499
Yamato Kogyo Co. Ltd.	1,200	33,616
Yamazaki Baking Co. Ltd.	3,000	40,613
Yaskawa Electric Corp.	6,000	43,149
Yokogawa Electric Corp.	6,000	53,022

		57,050,853

Netherlands (2.52%)
Aegon NV (b)	42,020	359,320
Akzo Nobel NV	6,295	391,246
ASML Holding NV - NY Reg.	11,531	340,296
Corio NV	1,172	81,007
Fugro NV	1,585	91,808
Heineken Holding NV	3,048	125,201
Heineken NV	6,563	304,291
ING Groep NV (b)	52,246	938,227
Koninklijke Ahold NV	32,367	390,673
Koninklijke Boskalis Westminster NV CVA	1,547	53,033
Koninklijke DSM NV	4,144	173,521
Koninklijke KPN NV	46,941	779,779
Koninklijke Philips Electronics NV	26,733	652,122
Randstad Holding NV (b)	2,743	118,827
Reed Elsevier NV	19,700	223,719
SBM Offshore NV	4,013	85,574
TNT NV	9,708	260,860
Unilever NV CVA	44,336	1,282,885
Wolters Kluwer - CVA	8,109	173,722

		6,826,111

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	36,526
Contact Energy Ltd. (b)	8,946	37,136
Fletcher Building Ltd.	13,804	82,940

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Sky City Entertainment Group Ltd.	12,916	$30,236
Telecom Corp. of New Zealand Ltd.	49,904	95,754

		282,592

Norway (0.70%)
DnB NOR ASA (b)	20,896	243,301
Norsk Hydro ASA (b)	19,238	128,601
Orkla ASA	20,885	197,057
Renewable Energy Corp. AS (b)	8,872	78,200
SeaDrill Ltd. (b)	7,117	148,997
StatoilHydro ASA	30,229	682,479
Telenor ASA (b)	21,640	251,098
Yara International ASA	5,244	165,780

		1,895,513

Portugal (0.33%)
Banco Comercial Portugues SA - R	63,318	93,797
Banco Espirito Santo SA Reg.	14,273	101,360
Brisa	5,744	56,481
CIMPOR-Cimentos de Portugal SGPS SA	5,105	42,249
EDP Renovaveis SA (b)	5,727	63,077
Energias de Portugal SA	50,625	232,066
Galp Energia SGPS SA B Shares	4,273	73,985
Jeronimo Martins SGPS SA	6,111	53,516
Portugal Telecom SGPS SA	15,556	165,278

		881,809

Singapore (1.33%)
Ascendas Real Estate Investment Trust	30,000	40,944
Capitaland Ltd.	69,692	182,738
Capitamall Trust	57,000	74,496
City Developments Ltd.	15,031	109,273
Comfortdelgro Corp. Ltd.	54,000	61,527
Cosco Corp. Singapore Ltd.	22,000	18,614
DBS Group Holdings Ltd.	46,667	438,031
Fraser and Neave Ltd.	23,500	65,860
Genting Singapore PLC (b)	102,000	80,822
Genting Singapore PLC Rights (b)	20,400	4,562
Golden Agri-Resources Ltd. (b)	166,702	50,480
Jardine Cycle & Carriage Ltd.	4,015	68,883
Keppel Corp. Ltd.	33,002	188,568
Neptune Orient Lines Ltd.	22,750	28,609
Noble Group Ltd.	33,600	57,953
Olam International Ltd.	30,900	54,434
Oversea-Chinese Banking Corp.	70,000	388,248
Sembcorp Industries Ltd.	25,200	60,227
Sembcorp Marine Ltd.	21,200	47,462
Singapore Airlines Ltd.	15,000	146,304
Singapore Exchange Ltd.	23,000	136,733
Singapore Press Holdings Ltd.	40,200	109,830
Singapore Technologies Engineering Ltd.	34,381	66,908
Singapore Telecommunications Ltd.	214,150	492,100
StarHub Ltd.	12,000	18,448

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
United Overseas Bank Ltd.	33,616	$398,674
UOL Group Ltd.	16,461	39,983
Wilmar International Ltd.	35,000	155,910

		3,586,621

Spain (4.72%)
Abertis Infraestructuras SA	7,770	176,783
Acciona SA	728	99,432
Acerinox SA	3,066	66,019
ACS Actividades de Construccion y Servicios SA	4,049	211,608
Banco Bilbao Vizcaya Argentaria SA	96,342	1,716,279
Banco de Sabadell SA	25,514	188,933
Banco de Valencia SA	5,633	52,930
Banco Popular Espanol SA	23,430	235,692
Banco Santander SA (London)	4,542	73,756
Banco Santander SA (Madrid)	215,722	3,484,860
Bankinter SA	7,641	96,628
Cintra Concesiones de Infraestructuras de Transporte SA	6,357	74,221
Criteria Caixacorp SA	23,532	121,184
Enagas	5,274	110,481
Fomento de Construcciones y Contratas SA	878	41,195
Gamesa Corp Tecnologica SA	4,872	109,622
Gas Natural SDG SA	5,580	123,752
Gestevision Telecinco SA	2,804	35,473
Grifols SA	3,546	67,702
Grupo Ferrovial SA	1,726	82,805
Iberdrola Renovables (b)	23,780	117,312
Iberdrola SA	98,229	966,359
Iberia Lineas Aereas de Espana SA (b)	12,205	38,097
Inditex SA	5,759	331,163
Indra Sistemas SA	2,184	54,551
Mapfre SA	18,112	81,237
Red Electrica Corporacion SA	3,016	154,648
Repsol YPF SA	20,259	551,482
Sacyr Vallehermoso SA	2,515	47,721
Telefonica SA	114,519	3,168,397
Zardoya Otis SA	3,782	82,197

		12,762,519

Sweden (2.49%)
Alfa Laval AB	9,949	116,910
ASSA ABLOY AB Class B	8,948	145,473
Atlas Copco AB Class A	18,918	243,889
Atlas Copco AB Class B	10,840	123,775
Electrolux AB Series B (b)	6,176	141,373
Ericsson LM Class B	81,400	819,363
Getinge AB B Shares	5,431	91,280
Hennes & Mauritz AB (H&M) B Shares	13,669	768,313
Holmen AB Class B	1,472	40,644
Husqvarna AB B Shares (b)	11,629	81,018
Investor AB B Shares	12,258	224,417
Lundin Petroleum AB (b)	5,071	41,220

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Millicom International Cellular SA SDR (b)	1,961	$143,509
Nordea Bank AB	88,242	892,022
Sandvik AB	26,616	293,820
Scania AB Class B	8,452	104,990
Securitas AB Class B	8,524	82,269
Skandinaviska Enskilda Banken AB Class A (b)	41,490	281,035
Skanska AB Class B	10,525	154,609
SKF AB B Shares	10,422	163,921
SSAB Svenskt Stal AB Series A	5,196	80,801
SSAB Svenskt Stal AB Series B	2,163	30,694
Svenska Cellulosa AB B Shares	15,114	205,318
Svenska Handelsbanken AB A Shares	13,186	337,554
Swedbank AB - A Shares (b)	9,866	94,632
Swedbank AB Rights (b)	9,866	19,459
Swedish Match AB	6,327	127,441
Tele2 AB Class B	8,629	114,812
TeliaSonera AB	60,735	399,591
Volvo AB A Shares	10,873	97,790
Volvo AB B Shares	29,422	272,853

		6,734,795

Switzerland (7.68%)
ABB Ltd. Reg. (b)	59,644	1,199,343
Actelion Ltd. Reg. (b)	2,690	167,231
Adecco SA Reg.	3,203	170,580
Aryzta AG (b)	2,151	87,729
Baloise Holding AG Reg.	1,448	138,718
BKW FMB Energie AG	296	25,720
Compagnie Financiere Richemont SA Class A	14,316	405,272
Credit Suisse Group AG Reg.	30,347	1,688,442
Geberit AG Reg. (b)	1,120	172,406
Givaudan SA Reg. (b)	200	150,067
Holcim Ltd. Reg. (b)	6,682	459,452
Julius Baer Holding AG Reg.	5,484	275,051
Kuehne & Nagel International AG Reg. (b)	1,535	133,702
Lindt & Spruengli AG	22	53,461
Lindt & Spruengli AG Reg.	3	83,441
Logitech International SA (b)	4,888	89,285
Lonza Group AG Reg. (b)	1,290	140,798
Nestle SA	98,522	4,205,969
Nobel Biocare Holding AG Reg.	3,330	110,265
Novartis AG	57,081	2,867,223
Pargesa Holding SA	741	64,139
Roche Holding AG	18,995	3,071,277
Schindler Holding AG	1,400	96,272
Schindler Holding AG Reg.	459	32,410
SGS SA Reg (b)	133	179,267
Sonova Holding AG Reg. (b)	1,309	132,447
Straumann Holding AG	224	58,134
Swatch Group AG Reg., The	1,199	54,635
Swatch Group AG, The	800	188,919
Swiss Life Holding AG Reg. (b)	855	101,571

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Reinsurance	9,471	$429,438
Swisscom AG	645	231,000
Syngenta AG Reg.	2,646	608,065
Synthes Inc.	1,592	191,971
UBS AG Reg. (b)	95,778	1,756,082
Zurich Financial Services AG Reg.	3,978	948,538

		20,768,320

United Kingdom (20.58%)
3i Group PLC	25,611	118,342
Admiral Group PLC	4,779	88,505
AMEC PLC	9,166	111,024
Anglo American PLC (b)	35,390	1,129,309
Antofagasta PLC	11,041	134,301
Associated British Foods PLC	9,194	124,719
AstraZeneca PLC	38,985	1,748,350
Autonomy Corp. PLC (b)	5,885	153,658
Aviva PLC	71,860	516,596
BAE Systems PLC	97,010	542,704
Balfour Beatty PLC	11,946	61,683
Barclays PLC (b)	297,237	1,761,523
Berkeley Group Holdings PLC, The (b)	2,624	37,236
BG Group PLC	90,729	1,581,313
BHP Billiton PLC	59,756	1,636,498
BP PLC	506,368	4,485,760
British Airways PLC (b)	16,505	58,381
British American Tobacco PLC	53,899	1,693,139
British Land Co. PLC	22,868	174,103
British Sky Broadcasting Group PLC	30,333	277,863
BT Group PLC	206,727	430,838
Bunzl PLC	9,724	98,853
Burberry Group PLC	11,442	92,289
Cable & Wireless PLC	69,125	158,927
Cadbury PLC	37,990	487,645
Cairn Energy PLC (b)	3,643	162,826
Capita Group PLC	17,359	200,800
Carnival PLC	4,284	147,001
Carphone Warehouse Group PLC	12,090	37,114
Centrica PLC	139,328	561,165
Cobham PLC	31,040	108,890
Compass Group PLC	49,520	303,332
Diageo PLC	68,433	1,052,846
Drax Group PLC	9,417	71,094
Eurasian Natural Resources Corp.	7,288	102,437
Experian PLC	27,345	230,909
FirstGroup PLC	12,742	84,427
Fresnillo PLC	4,799	59,395
Friends Provident Group PLC	69,012	91,953
G4S PLC	32,318	114,291
GlaxoSmithKline PLC	140,400	2,768,252
Hammerson PLC	19,934	125,797
Home Retail Group PLC	24,878	108,360
HSBC Holdings PLC	468,069	5,359,619
ICAP PLC	14,880	100,858
Imperial Tobacco Group PLC	27,865	807,254

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
InterContinental Hotels Group PLC	6,335	$82,207
International Power PLC	42,445	196,364
Invensys PLC	22,863	106,735
Investec PLC	11,241	82,526
J Sainsbury PLC	29,498	153,524
Johnson Matthey PLC	5,688	126,757
Kazakhmys PLC	5,697	97,631
Kingfisher PLC	60,914	207,747
Ladbrokes PLC	18,919	56,764
Land Securities Group PLC	19,765	197,896
Legal & General Group PLC	155,708	219,602
Liberty International PLC	11,856	91,154
Lloyds TSB Group PLC (b)	434,311	721,316
London Stock Exchange Group PLC	4,510	61,910
Lonmin PLC (b)	3,966	106,199
Man Group PLC	44,885	238,372
Marks & Spencer Group PLC	43,231	250,673
National Grid PLC	66,826	646,726
Next PLC	5,130	147,214
Old Mutual PLC	145,472	233,144
Pearson PLC	21,528	265,988
Petrofac Ltd.	5,471	86,583
Prudential PLC	67,934	654,736
Randgold Resources Ltd.	2,092	146,115
Reckitt Benckiser Group PLC	16,490	807,310
Reed Elsevier PLC	32,995	247,975
Rexam PLC	25,785	107,933
Rio Tinto PLC	36,808	1,564,604
Rolls-Royce Group PLC (b)	51,188	386,256
Royal Bank of Scotland Group PLC (b)	463,608	392,606
Royal Dutch Shell PLC Class A	95,834	2,718,038
Royal Dutch Shell PLC Class B	72,576	2,016,085
RSA Insurance Group PLC	89,228	191,224
SABMiller PLC	24,829	599,942
Sage Group PLC	37,679	140,924
Schroders PLC	3,398	59,471
Scottish & Southern Energy PLC	25,184	473,370
SEGRO PLC	19,511	114,927
Serco Group PLC	14,001	113,233
Severn Trent PLC	6,455	100,327
Shire Ltd.	15,627	271,282
Smith & Nephew PLC	24,406	219,179
Smiths Group PLC	11,182	159,269
Standard Chartered PLC	54,116	1,336,737
Standard Life PLC	57,413	201,509
Tesco PLC	214,684	1,374,332
Thomas Cook Group PLC	10,586	39,394
Tomkins PLC	24,516	73,738
Tui Travel PLC	16,950	69,055
Tullow Oil PLC	21,845	395,244
Unilever PLC	34,751	992,969
United Utilities Group PLC	18,193	133,024
Vedanta Resources PLC	4,008	121,984
Vodafone Group PLC	1,422,529	3,195,630
Whitbread PLC	4,390	85,563
William Morrison Supermarkets PLC	55,871	248,360

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Wolseley PLC (b)	7,864	$190,161
WPP PLC	33,889	291,474
Xstrata PLC (b)	52,074	767,965

		55,681,156

Total Common Stocks
(cost $260,535,341)		266,452,559

Preferred Stocks (a) (0.36%)
Germany (0.36%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	46,393
Fresenius SE PFD	2,150	125,555
Henkel AG & Co. KGaA PFD	4,607	198,086
Porsche Automobil Holding SE PFD	2,245	176,231
RWE AG-Non Voting PFD	1,105	90,860
Volkswagen AG PFD	2,910	337,729

		974,854

Total Preferred Stocks
(cost $643,504)		974,854

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.06%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 09/30/2009, to be repurchased at $147,689 on 10/01/2009	$147,689	$147,689

Total Repurchase Agreement
(cost $147,689)		147,689

TOTAL INVESTMENTS (98.89%)
(cost $261,326,534)		267,575,102
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.11%)		3,008,179

NET ASSETS (100.00%)		$270,583,281

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $153,983 as of September 30, 2009.

(e)	At September 30, 2009, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$90,774,964	33.92
Japanese Yen	57,050,853	21.32
British Pound	55,754,912	20.84
Australian Dollar	21,932,817	8.20
Swiss Franc	20,768,320	7.76
Swedish Krona	6,734,795	2.52
Hong Kong Dollar	6,204,895	2.32
Singapore Dollar	3,586,621	1.34
Danish Krone	2,441,131	0.91
Norwegian Krone	1,895,513	0.71
New Zealand Dollar	282,592	0.11
United States Dollar	147,689	0.05

Total Investments	$267,575,102	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$71,199,572	26.31
Industrials	30,341,412	11.21
Consumer Staples	26,048,650	9.63
Consumer Discretionary	25,690,716	9.49
Materials	24,925,454	9.21
Health Care	21,918,783	8.10
Energy	21,826,147	8.07
Utilities	16,342,059	6.04
Telecommunication Services	15,869,960	5.87
Information Technology	13,264,660	4.90

Total Stocks	267,427,413	98.83
Repurchase Agreement	147,689	0.06
Cash and Other Assets, Net of Liabilities	3,008,179	1.11

Net Assets	$270,583,281	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.51%)
State Farm Variable Product Trust Bond Fund (a)	2,687,079	$28,160,587
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	4,346,366	46,766,894

Total Registered Investment Companies
(cost $81,000,324)		74,927,481

TOTAL INVESTMENTS (99.51%)
(cost $81,000,324)		74,927,481
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.49%)		372,445

NET ASSETS (100.00%)		$75,299,926

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (86.23%)
Agriculture, Foods, & Beverage (8.24%)
Kraft Foods Inc.
4.125%, 11/12/2009	$1,000,000	$1,003,370
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,073,098
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,065,057
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,078,748
Hershey Co.
5.300%, 09/01/2011	500,000	534,558
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	115,661
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,063,973
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,085,064
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	549,354
General Mills Inc.
5.650%, 09/10/2012	500,000	545,683
HJ Heinz Co.
5.350%, 07/15/2013	500,000	536,901
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	537,344
Hershey Co.
5.450%, 09/01/2016	500,000	535,152
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,088,064
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,183,918
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,070,468

		14,066,413

Automotive (0.31%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	523,066

Banks (8.17%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,007,890
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,518,159
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	516,405
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,041,612
Wachovia Corp.
5.350%, 03/15/2011	500,000	521,180
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,017,894
Royal Bank of Canada
5.650%, 07/20/2011	500,000	537,273
Bank of America Corp.
5.375%, 08/15/2011	500,000	521,272

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Barclays Bank PLC
5.450%, 09/12/2012	$1,000,000	$1,074,615
Wachovia Corp.
5.700%, 08/01/2013	500,000	533,658
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	543,408
US Bank NA
4.950%, 10/30/2014	500,000	536,386
Fifth Third Bank
4.750%, 02/01/2015	500,000	467,130
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	487,022
Wachovia Bank NA
5.600%, 03/15/2016	500,000	505,742
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	514,096
Bank of America NA
6.000%, 06/15/2016	500,000	497,406
Wachovia Corp.
5.750%, 06/15/2017	500,000	528,237
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,079,172
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	490,445

		13,939,002

Building Materials & Construction (3.17%)
Lafarge SA
6.150%, 07/15/2011	500,000	520,770
CRH America Inc.
5.625%, 09/30/2011	500,000	519,442
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	950,000
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,008,217
Masco Corp.
4.800%, 06/15/2015	500,000	458,840
Hanson PLC
6.125%, 08/15/2016	500,000	460,000
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,025,163
Masco Corp.
5.850%, 03/15/2017	500,000	461,124

		5,403,556

Chemicals (2.78%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,017,946
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,052,224
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	522,036
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,094,191

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Rohm & Haas Co.
6.000%, 09/15/2017	$500,000	$498,206
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	559,237

		4,743,840

Commercial Service/Supply (1.23%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	504,084
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	513,166
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,079,444

		2,096,694

Computers (0.64%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,102,083

Consumer & Marketing (4.98%)
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,067,600
Avon Products Inc.
5.125%, 01/15/2011	500,000	518,541
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,052,682
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,046,326
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	516,950
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,088,799
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,098,067
Black & Decker Corp.
5.750%, 11/15/2016	500,000	499,373
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,048,000
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	569,382

		8,505,720

Electronic/Electrical Manufacturing (1.57%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,085,755
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,054,901
Emerson Electric Co.
5.125%, 12/01/2016	500,000	533,249

		2,673,905

Financial Services (6.54%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	1,003,274

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Citigroup Inc.
4.125%, 02/22/2010	$500,000	$505,035
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,021,883
American Express Credit
5.000%, 12/02/2010	1,000,000	1,030,061
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	535,768
American Express Co.
5.250%, 09/12/2011	500,000	523,214
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	972,560
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	531,748
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	515,343
Citigroup Inc.
5.300%, 01/07/2016	500,000	486,467
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	506,382
5.400%, 02/15/2017	500,000	498,471
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	540,134
Citigroup Inc.
6.000%, 08/15/2017	500,000	493,128
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	537,850
ProLogis
6.625%, 05/15/2018	500,000	461,696
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,007,575

		11,170,589

Health Care (9.14%)
Amgen Inc.
4.000%, 11/18/2009	1,000,000	1,005,265
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,039,443
Abbott Laboratories
5.600%, 05/15/2011	500,000	535,018
Johnson & Johnson
5.150%, 08/15/2012	500,000	550,546
AstraZeneca PLC
5.400%, 09/15/2012	500,000	547,993
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,044,630
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,065,052
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	547,396
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,105,348
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,002,500

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.750%, 03/01/2015	$500,000	$543,794
Abbott Laboratories
5.875%, 05/15/2016	500,000	557,290
Baxter International Inc.
5.900%, 09/01/2016	500,000	561,834
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,079,602
Wyeth
5.450%, 04/01/2017	500,000	541,788
Amgen Inc.
5.850%, 06/01/2017	500,000	549,931
Johnson & Johnson
5.550%, 08/15/2017	500,000	561,858
AstraZeneca PLC
5.900%, 09/15/2017	500,000	559,443
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	557,781
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	546,091
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,095,497

		15,598,100

Machinery & Manufacturing (6.56%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,008,888
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,030,715
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,536,060
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,038,262
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,076,383
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	518,894
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	763,816
Caterpillar Inc.
5.700%, 08/15/2016	500,000	534,825
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,040,757
Honeywell International Inc.
5.300%, 03/15/2017	500,000	539,956
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,104,862

		11,193,418

Media & Broadcasting (1.92%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,070,451
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,097,815

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
5.625%, 09/15/2016	$1,000,000	$1,102,354

		3,270,620

Mining & Metals (3.37%)
Alcan Inc.
6.450%, 03/15/2011	500,000	523,391
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	539,590
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,066,520
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,062,960
Alcan Inc.
5.000%, 06/01/2015	500,000	512,661
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	970,743
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	540,296
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	537,670

		5,753,831

Oil & Gas (5.94%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,022,852
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,618,515
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,095,797
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,020,754
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,059,559
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	547,633
Apache Corp.
5.625%, 01/15/2017	500,000	544,443
Shell International Finance
5.200%, 03/22/2017	500,000	544,131
Canadian National Resources
5.700%, 05/15/2017	500,000	531,360
Weatherford International Inc.
6.350%, 06/15/2017	500,000	531,920
EOG Resources Inc.
5.875%, 09/15/2017	500,000	553,962
Husky Energy Inc.
6.200%, 09/15/2017	500,000	530,214
ConocoPhillips
5.200%, 05/15/2018	500,000	529,861

		10,131,001

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (6.32%)
Wal-Mart Stores Inc.
4.000%, 01/15/2010	$500,000	$504,910
Home Depot Inc.
4.625%, 08/15/2010	500,000	514,389
5.200%, 03/01/2011	500,000	519,425
CVS Corp.
5.750%, 08/15/2011	500,000	534,564
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,085,453
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	553,270
Walgreen Co.
4.875%, 08/01/2013	500,000	538,970
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,084,564
Target Corp.
5.875%, 07/15/2016	1,000,000	1,105,999
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	541,118
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,079,912
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,094,443
Target Corp.
5.375%, 05/01/2017	500,000	537,441
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	535,252
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	561,644

		10,791,354

Telecom & Telecom Equipment (4.67%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,040,456
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,052,217
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,054,042
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	523,822
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,062,139
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,089,140
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,082,687
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,065,658

		7,970,161

Utilities & Energy (10.68%)
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	1,022,734
Southern California Gas
4.375%, 01/15/2011	1,000,000	1,032,231

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Appalachian Power Co.
5.550%, 04/01/2011	$500,000	$522,450
Duke Energy Corp.
6.250%, 01/15/2012	500,000	544,903
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	542,201
Appalachian Power Co.
5.650%, 08/15/2012	500,000	536,974
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	519,763
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,061,683
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,089,671
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,075,913
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	545,160
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	524,493
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,060,407
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,096,657
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,053,261
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	542,332
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,056,337
Union Electric Co.
6.400%, 06/15/2017	500,000	552,306
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	550,230
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	552,506
Florida Power Corp.
5.800%, 09/15/2017	500,000	553,232
Virginia Electric & Power
5.950%, 09/15/2017	500,000	554,336
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	535,184
Florida Power Corp.
5.650%, 06/15/2018	500,000	550,062
Pacificorp
5.650%, 07/15/2018	500,000	546,627

		18,221,653

Total Corporate Bonds
(cost $139,149,939)		147,155,006

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2009

(Unaudited)

	Principal amount	Value
Government Agency Securities (a) (3.93%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	$1,500,000	$1,629,252
5.300%, 05/12/2020	2,000,000	2,030,274
Federal National Mortgage Association
5.550%, 02/16/2017	3,000,000	3,054,633

Total Government Agency Securities
(cost $6,457,186)		6,714,159

U.S. Treasury Obligations (0.95%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,611,914

Total U.S. Treasury Obligations
(cost $1,488,064)		1,611,914

	Shares	Value
Short-term Investments (7.87%)
JPMorgan U.S. Government Money Market Fund	13,433,423	$13,433,423

Total Short-term Investments
(cost $13,433,423)		13,433,423

TOTAL INVESTMENTS (98.98%)
(cost $160,528,612)		168,914,502
OTHER ASSETS, NET OF LIABILITIES (1.02%)		1,748,235

NET ASSETS (100.00%)		$170,662,737

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (100.07%)
Automotive (7.75%)
American Honda Finance Corp.
0.300%, 11/18/2009	$1,000,000	$999,600
0.280%, 12/02/2009	1,300,000	1,299,373
Toyota Motor Credit Corp.
0.200%, 11/10/2009	1,350,000	1,349,700

		3,648,673

Computers (4.89%)
International Business Machines Corp. (a)
0.200%, 11/09/2009	2,300,000	2,299,502

Consumer & Marketing (2.97%)
Nestle Capital Corp. (a)
0.220%, 10/22/2009	1,400,000	1,399,820

Financial Services (9.14%)
GE Capital (b)
0.240%, 10/30/2009	2,000,000	1,999,613
General Electric Capital Corp.
0.260%, 10/13/2009	2,300,000	2,299,801

		4,299,414

Government Agency Securities (c) (65.38%)
Federal Home Loan Bank
0.220%, 10/09/2009	3,500,000	3,499,829
0.200%, 10/16/2009	2,000,000	1,999,833
0.130%, 10/28/2009	1,600,000	1,599,844
0.140%, 10/29/2009	2,867,000	2,866,688
0.135%, 11/04/2009	2,477,000	2,476,684
0.110%, 11/12/2009	1,000,000	999,872
0.120%, 11/20/2009	2,000,000	1,999,667
0.130%, 12/23/2009	3,000,000	2,999,101
0.080%, 12/28/2009	1,124,000	1,123,780
0.260%, 12/31/2009	700,000	699,540
Federal Home Loan Mortgage Corp.
0.220%, 12/15/2009	2,000,000	1,999,083
Federal National Mortgage Association
0.185%, 10/28/2009	1,500,000	1,499,792
0.200%, 11/02/2009	2,000,000	1,999,644
0.160%, 12/02/2009	2,500,000	2,499,311
0.120%, 12/17/2009	2,500,000	2,499,358

		30,762,026

Health Care (7.22%)
Johnson & Johnson (a)
0.200%, 10/19/2009	1,000,000	999,900
Pfizer Inc.
0.350%, 12/01/2009	2,400,000	2,398,577

		3,398,477

	Shares	Value
Registered Investment Companies (2.72%)
JPMorgan U.S. Government Money Market Fund	1,279,045	$1,279,045

Total Short-term Investments
(cost $47,086,957)		47,086,957

TOTAL INVESTMENTS (100.07%)
(cost $47,086,957)		47,086,957
LIABILITIES, NET OF OTHER ASSETS (-0.07%)		(32,677)

NET ASSETS (100.00%)		$47,054,280

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $4,699,222 or 9.99% of net assets.

(b)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2009. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) 2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

52

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFIMC applies a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2009:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks	$29,218,498	$—	$—	$29,218,498
Short-term Investments	348,514	—	—	348,514
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks	30,343,546	—	—	30,343,546
Short-term Investments	184,985	—	—	184,985
International Equity Fund					—	(2,018)	—	(2,018)
Common Stocks	—	30,609,271	—	30,609,271
Preferred Stocks	—	1,613,495	—	1,613,495
Repurchase Agreement	—	1,469,625	—	1,469,625
Large Cap Index Fund					88,601	—	—	88,601
Common Stocks	421,246,286	—	—	421,246,286
Short-term Investments	—	5,610,506	—	5,610,506
Small Cap Index Fund					71,624	—	—	71,624
Common Stocks	200,851,704	68	0	200,851,772
Short-term Investments	—	2,162,810	—	2,162,810
International Index Fund					17,109	—	—	17,109
Common Stocks	—	266,452,559	0	266,452,559
Preferred Stocks	—	974,854	—	974,854
Repurchase Agreement	—	147,689	—	147,689
Balanced Fund					—	—	—	—
Registered Investment Companies	74,927,481	—	—	74,927,481

53

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$ —
Corporate Bonds	$—	$147,155,006	$—	$147,155,006
Government Agency Securities	—	6,714,159	—	6,714,159
U.S. Treasury Obligations	—	1,611,914	—	1,611,914
Short-term Investments	13,433,423	—	—	13,433,423
Money Market Fund					—	—	—	—
Short-term Investments	1,279,045	45,807,912	—	47,086,957

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2008 and September 30, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008, or September 30, 2009.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2009.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income taxes purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of September 30, 2009, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$29,237,146	$1,974,866	$(1,645,000)	$329,866
Small/Mid Cap Equity Fund	27,207,548	4,770,728	(1,449,746)	3,320,982
International Equity Fund	33,978,017	2,917,683	(3,203,308)	(285,625)
Large Cap Index Fund	503,538,137	72,257,180	(148,938,525)	(76,681,345)
Small Cap Index Fund	230,919,771	31,392,153	(59,299,332)	(27,907,179)
International Index Fund	262,498,944	62,658,567	(57,582,409)	5,076,158
Balanced Fund	81,029,970	733,731	(6,836,220)	(6,102,489)
Bond Fund	160,528,612	8,714,286	(328,396)	8,385,890
Money Market Fund	47,086,957	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(200,514) during 2008 and realized

54

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

gains of $128,154 during 2008 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $(3,114,830) during 2008 and realized gains of $232,836 during 2008 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008, was $2,765 for the International Equity Fund and $1,038,280 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (“the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009, and from April 30, 2009, through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. On September 18, 2009 the program expired.

Under the Program, if the Fund’s net asset value per share dropped below $0.995 on any day while the Program was in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may have been eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covered the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund paid fees to participate in the Program and the Program extensions; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remained in effect.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in the foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

The Large Cap Index, Small Cap Index, and International Index Funds, and indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

55

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

As of September 30, 2009, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial instruments.

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
38,005	British Pound	3	10/05/2009	60,738	$—	$(138)
(123,783)	Canadian Dollar	2	10/01/2009 - 10/02/2009	(115,615)	—	(1,814)
207,240	Danish Krone	1	10/05/2009	40,739	—	(73)
19,711	Euro	3	10/02/2009 - 10/05/2009	28,843	—	(27)
18,509	Euro	1	10/02/2009	27,085	1	—
(36,718)	Hong Kong	2	10/02/2009 - 10/05/2009	(4,738)	—	—
(1,696,436)	Japanese Yen	1	10/01/2009	(18,899)	—	(13)
(4,931,189)	Japanese Yen	1	10/01/2009	(54,934)	64	—
53,352	Swiss Franc	2	10/05/2009	51,483	—	(26)
42,910	Swiss Franc	1	10/05/2009	41,407	8	—

				Total	$73	$(2,091)

The International Index Fund had no open forward foreign currency contracts at September 30, 2009.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	110	$5,702,349	$5,790,950	Long	December ‘09	$88,601

Small Cap Index Fund	Russell 2000 Index Mini	36	2,099,176	2,170,800	Long	December ‘09	$71,624

International Index Fund	TOPIX Index	8	838,044	811,007	Long	December ‘09	(27,037)
International Index Fund	DJ Euro Stoxx 50	30	1,226,713	1,254,238	Long	December ‘09	27,525
International Index Fund	FTSE 100 Index	10	796,997	813,618	Long	December ‘09	16,621

Total							$17,109

(1)

“Standard & Poor’s ® ”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

56

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 25, 2009

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date November 25, 2009